                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRs

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4323

                             CDC Nvest Funds Trust I
               (Exact name of registrant as specified in charter)

    399 Boylston Street, Boston, Massachusetts               02116
     (Address of principal executive offices)             (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: September 30, 2003

Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

CDC Nvest Funds Fixed Income Funds

                      [LOGO] CDC NvestFunds(SM)
                             CDC IXIS Asset Management Distributors

--------------------------------------------------------------------------------

                      Income Funds
                      Semiannual Report
                      March 31, 2004

--------------------------------------------------------------------------------

                      Loomis Sayles Core Plus Bond Fund

[LOGO] LOOMIS . SAYLES & COMPANY, L.P.

                      Loomis Sayles Government Securities Fund

                      Loomis Sayles High Income Fund

                      Loomis Sayles Limited Term Government and Agency Fund (formerly Loomis Sayles Limited Term U.S. Government Fund)

                      Loomis Sayles Massachusetts Tax Free Income Fund

                      Loomis Sayles Municipal Income Fund

                      Loomis Sayles Strategic Income Fund

                                 TABLE OF CONTENTS

                                 Management Discussion and Performance....Page 1

                                 Schedule of Investments.................Page 16

                                 Financial Statements....................Page 37

--------------------------------------------------------------------------------
                       Loomis Sayles Core Plus Bond Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------
Objective:

Seeks a high level of current income consistent with what the fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

--------------------------------------------------------------------------------

Strategy:

Invests primarily in U.S. corporate and U.S. government bonds

--------------------------------------------------------------------------------

Fund Inception:

November 7, 1973

--------------------------------------------------------------------------------

Managers:

Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFRX
Class B   NERBX
Class C   NECRX
Class Y   NERYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.

                                                           Management Discussion
--------------------------------------------------------------------------------

Better business conditions arising from the ongoing expansion of the U.S. economy helped companies strengthen their finances. These improvements and the brighter outlook for profits drew investors to corporate issues over the past six months in their quest for better returns. As a result, corporate bond prices generally moved higher.

For the six months ended March 31, 2004, the total return on Class A shares at net asset value of Loomis Sayles Core Plus Bond Fund was 4.42%, including $0.31 per share in reinvested dividends. The fund's benchmark, Lehman Aggregate Bond Index, returned 2.98% for the same period. The Fund's 30-day SEC yield at the end of March 2004 was 3.30%.

Corporate holdings drove positive returns

The economic recovery led us to emphasize corporate bonds, an approach that was key to the fund's strong performance during the period. Investment-grade issues were the leading contributor. High-yield was close behind, following a sharp rally in the fourth quarter of 2003; BB-rated bonds performed particularly well late in this year's first quarter. A lesser, but important contribution came from mortgage-backed securities. Our strategy of downplaying U.S. Treasury and agency bonds was also beneficial, as these assets delivered relatively low returns.

Chemical, telecom and cable issues aided performance

IMC Global, a leading producer of fertilizers and animal feeds, benefited from growth in world agriculture and rising grain prices. Higher prices for grain encourage farmers to plant more acreage, creating incremental demand for IMC's products. IMC also announced plans to merge its fertilizer business with Cargill. A rebound in telecommunications companies helped push bonds of AT&T, LCI International and others higher. Securities of cable operators Comcast and CSC Holdings also rose. We sold Comcast on this strength. AT&T Wireless climbed sharply on news of its pending acquisition by Cingular Corp.

Non-dollar holdings played an important role

We took advantage of the weakness in the U.S. dollar with our holdings of non-dollar-denominated bonds, which contributed to the fund's results. Bonds of the Federal National Mortgage Association (FNMA) denominated in Australian dollars were the fund's best performer, as the Australian dollar continued its recent strength.

Weak results in scattered sectors

With many corporate sectors performing well, restaurants, real estate investment trusts and home builders had only modest returns. Poor investment timing and security selection held the fund back in these sectors, as weakness in 2004 offset gains of last year's fourth quarter. Citizens Communications, a New York local telephone company; publisher News America Holdings; and Dow Chemical lagged the market following gains last year and have been sold.

Focus remains on credit quality and the dollar

The recovery still appears to be underway, and we remain optimistic about the improving credit quality of U.S. corporate bonds in the months ahead. Many corporate sectors have risen substantially, so current yield may become a greater focus for the fund. We also may adjust our non-dollar commitments by paring back exposure to Canadian dollar-and euro-denominated issues in favor of potentially better prospects among Asian currencies, including Singapore's dollar. Continued growth in the U.S. Gross Domestic Product will probably lead to higher short-term interest rates as the Federal Reserve Board moves to relieve inflationary pressures, perhaps in the post-election period. March's dramatic increase in job creation affirms our expectation that rates are likely to head higher.

--------------------------------------------------------------------------------
                       Loomis Sayles Core Plus Bond Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A      Lehman      Lehman
                         @ Maximum    Aggregate      US
 Month       Net Asset      Sales        Bond      Credit
  End        Value (1)   Charge (2)   Index (3)   Index (4)
----------   ---------   ----------   ---------   ---------
 3/31/1994     10,000       9,550       10000      10,000
 4/30/1994      9,897       9,451        9920       9,904
 5/31/1994      9,845       9,402        9919       9,867
 6/30/1994      9,784       9,343        9897       9,843
 7/31/1994      9,968       9,519       10093      10,092
 8/31/1994     10,020       9,570       10106      10,103
 9/30/1994      9,914       9,468        9957       9,915
10/31/1994      9,888       9,443        9948       9,892
11/30/1994      9,861       9,417        9926       9,876
12/31/1994      9,912       9,466        9995       9,957
 1/31/1995     10,079       9,625       10193      10,169
 2/28/1995     10,410       9,942       10435      10,462
 3/31/1995     10,413       9,945       10499      10,547
 4/30/1995     10,618      10,140       10646      10,725
 5/31/1995     11,086      10,587       11058      11,230
 6/30/1995     11,185      10,682       11139      11,332
 7/31/1995     11,125      10,624       11114      11,282
 8/31/1995     11,322      10,813       11248      11,463
 9/30/1995     11,464      10,948       11357      11,599
10/31/1995     11,617      11,094       11505      11,750
11/30/1995     11,798      11,267       11677      11,975
12/31/1995     11,970      11,431       11841      12,172
 1/31/1996     12,020      11,479       11920      12,251
 2/29/1996     11,759      11,230       11713      11,960
 3/31/1996     11,701      11,174       11631      11,858
 4/30/1996     11,602      11,080       11566      11,760
 5/31/1996     11,592      11,071       11542      11,739
 6/30/1996     11,762      11,232       11697      11,911
 7/31/1996     11,792      11,261       11729      11,934
 8/31/1996     11,792      11,261       11710      11,898
 9/30/1996     12,066      11,523       11914      12,150
10/31/1996     12,372      11,815       12178      12,482
11/30/1996     12,670      12,099       12386      12,748
12/31/1996     12,522      11,959       12271      12,572
 1/31/1997     12,592      12,025       12309      12,590
 2/28/1997     12,671      12,101       12339      12,643
 3/31/1997     12,482      11,920       12203      12,446
 4/30/1997     12,619      12,051       12385      12,634
 5/31/1997     12,789      12,214       12502      12,777
 6/30/1997     13,014      12,428       12651      12,958
 7/31/1997     13,538      12,928       12992      13,433
 8/31/1997     13,307      12,708       12881      13,234
 9/30/1997     13,571      12,961       13071      13,466
10/31/1997     13,700      13,084       13261      13,637
11/30/1997     13,763      13,144       13322      13,713
12/31/1997     13,906      13,280       13456      13,859
 1/31/1998     14,090      13,456       13629      14,023
 2/28/1998     14,136      13,500       13618      14,019
 3/31/1998     14,223      13,583       13665      14,070
 4/30/1998     14,288      13,645       13736      14,159
 5/31/1998     14,434      13,784       13867      14,327
 6/30/1998     14,488      13,836       13984      14,433
 7/31/1998     14,450      13,799       14014      14,420
 8/31/1998     14,306      13,663       14242      14,487
 9/30/1998     14,859      14,191       14576      14,957
10/31/1998     14,703      14,041       14499      14,726
11/30/1998     14,995      14,320       14581      15,003
12/31/1998     15,018      14,342       14625      15,047
 1/31/1999     15,180      14,497       14729      15,196
 2/28/1999     14,873      14,204       14472      14,835
 3/31/1999     15,078      14,400       14552      14,940
 4/30/1999     15,198      14,514       14598      14,984
 5/31/1999     14,867      14,198       14470      14,783
 6/30/1999     14,772      14,107       14424      14,706
 7/31/1999     14,714      14,052       14363      14,625
 8/31/1999     14,655      13,996       14356      14,589
 9/30/1999     14,903      14,233       14522      14,748
10/31/1999     14,938      14,266       14576      14,815
11/30/1999     14,960      14,287       14575      14,831
12/31/1999     14,967      14,294       14505      14,753
 1/31/2000     14,905      14,234       14457      14,701
 2/29/2000     15,073      14,394       14632      14,837
 3/31/2000     15,279      14,591       14825      14,963
 4/30/2000     14,997      14,322       14782      14,832
 5/31/2000     14,887      14,217       14775      14,777
 6/30/2000     15,338      14,647       15083      15,148
 7/31/2000     15,428      14,734       15220      15,331
 8/31/2000     15,627      14,923       15440      15,531
 9/30/2000     15,650      14,946       15537      15,613
10/31/2000     15,561      14,861       15640      15,628
11/30/2000     15,708      15,002       15896      15,830
12/31/2000     16,074      15,350       16191      16,138
 1/31/2001     16,472      15,731       16456      16,579
 2/28/2001     16,635      15,887       16599      16,724
 3/31/2001     16,656      15,906       16682      16,827
 4/30/2001     16,562      15,816       16613      16,767
 5/31/2001     16,667      15,917       16713      16,921
 6/30/2001     16,671      15,921       16776      17,006
 7/31/2001     17,093      16,324       17151      17,450
 8/31/2001     17,283      16,505       17348      17,684
 9/30/2001     17,211      16,436       17550      17,658
10/31/2001     17,549      16,760       17917      18,097
11/30/2001     17,433      16,649       17670      17,939
12/31/2001     17,238      16,463       17558      17,816
 1/31/2002     17,199      16,425       17700      17,967
 2/28/2002     17,133      16,362       17872      18,103
 3/31/2002     16,945      16,183       17574      17,768
 4/30/2002     17,104      16,335       17915      18,016
 5/31/2002     17,248      16,471       18067      18,254
 6/30/2002     16,832      16,075       18224      18,284
 7/31/2002     16,637      15,889       18444      18,274
 8/31/2002     17,016      16,251       18755      18,748
 9/30/2002     17,073      16,304       19059      19,104
10/31/2002     16,976      16,212       18972      18,883
11/30/2002     17,299      16,521       18967      19,127
12/31/2002     17,728      16,930       19359      19,691
 1/31/2003     17,827      17,025       19375      19,755
 2/28/2003     18,085      17,271       19643      20,150
 3/31/2003     18,136      17,320       19628      20,165
 4/30/2003     18,408      17,580       19790      20,538
 5/31/2003     18,774      17,929       20159      21,186
 6/30/2003     18,804      17,958       20119      21,134
 7/31/2003     18,159      17,342       19443      20,232
 8/31/2003     18,333      17,508       19572      20,391
 9/30/2003     18,861      18,012       20090      21,103
10/31/2003     18,813      17,967       19902      20,878
11/30/2003     18,928      18,076       19950      20,974
12/31/2003     19,234      18,368       20153      21,208
 1/31/2004     19,398      18,525       20315      21,422
 2/29/2004     19,548      18,668       20535      21,692
 3/31/2004     19,694      18,802       20689      21,901

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                                         Since
                                            6 Months   1 Year   5 Years   10 Years     Inception
                                            --------   ------   -------   --------     ---------
Class A (Inception 11/7/73)

Net Asset Value/1/                             4.42%    8.59%     5.49%     7.01%          --
With Maximum Sales Charge/2/                  -0.30     3.69      4.51      6.52           --

Class B (Inception 9/13/93)

Net Asset Value/1/                             4.05     7.75      4.73      6.22           --
With CDSC/5/                                  -0.95     2.75      4.40      6.22           --

Class C (Inception 12/30/94)

Net Asset Value/1/                            4.05      7.75      4.70        --         6.75%
With CDSC/5/                                  3.05      6.75      4.70        --         6.75

Class Y (Inception 12/30/94)

Net Asset Value/1/                            4.52      8.97      5.93        --         8.01

--------------------------------------------------------------------------------

                                                                                         Since
                                                                                      Class C & Y
Comparative Performance                     6 Months   1 Year   5 Years   10 Years   Inception/7/
-----------------------                     --------   ------   -------   --------   ------------
Lehman Aggregate Bond Index/3/                2.98%     5.40%     7.29%     7.54%        8.18%
Lehman U.S. Credit Index/4/                   3.78      8.61      7.95      8.16         8.90
Lipper Int. Investment Grade Debt Avg./6/     2.79      5.43      6.45      6.71         7.31

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                     [CHART]

                                    Pie chart

                             Aaa                  43.4%
                             Aa                    2.7%
                             A                     6.4%
                             Baa                  24.7%
                             Ba                   16.5%
                             B                     2.2%
                             Caa                   0.9%
                             Short term & other    3.2%

* Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

Average Effective Maturity: 6.9 years

                             1year or less         3.2%
                             1-5 years            54.9%
                             5-10 years           29.1%
                             10+ years            12.8%

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/ Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/ Lipper Intermediate Investment Grade Debt Funds Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Lipper Inc.
/7/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class C from 12/31/94; Class Y from 12/31/94.

--------------------------------------------------------------------------------
                    Loomis Sayles Government Securities Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks a high level of current income consistent with safety of principal by investing in U.S. government securities

--------------------------------------------------------------------------------

Strategy:

Invests primarily in securities issued or guaranteed by the U.S. government or its agencies

--------------------------------------------------------------------------------

Fund Inception:

September 16, 1985

--------------------------------------------------------------------------------

Managers:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFUX
Class B   NEUBX
Class Y   NEUYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. The fund also invests in real estate-related securities that are subject to prepayment risks, and U.S. government bonds that are guaranteed by the U.S. government; mutual funds that invest in these securities are not guaranteed.

                                                           Management Discussion
--------------------------------------------------------------------------------

Interest rates trended irregularly down during the six months ended March 31, 2004, causing prices of longer-term bonds to rise to a greater degree than shorter-term issues. High-quality government bonds also did not fare as well as corporate bonds, as investors sought higher returns from lower quality bonds.

For the first half of its fiscal year, Class A shares of Loomis Sayles Government Securities Fund provided a return of 2.02% at net asset value, including $0.22 in reinvested dividends. The Lehman Government Bond Index returned 2.49%, and the fund's new benchmark, the Lehman Long Government Bond Index, returned 4.16%. The benchmark was changed during the period because we believe the new index is more representative of the types of securities in which the fund may invest. Its higher weighting in mortgage-backed securities and shorter duration relative to its benchmarks were primarily responsible for the fund's underperformance. The fund's 30-day SEC yield at the end of March was 2.66%.

Fund's duration was trimmed in response to interest rate forecast

U.S. Treasury bonds maturing in 10 or more years were the best-performing sector within your fund's universe of government securities. As rates fell, Treasuries with longer maturities rose in value, reflecting investors' need for higher current income.

Although interest rates declined during the six-month period, we trimmed the fund's duration to approximately 7.5 years at the end of March from 8.6 years, in anticipation of rate increases in the future. Duration measures a fund's price sensitivity to changing interest rates. When interest rates decline, a long duration is typically a benefit, but it becomes a drawback when rising rates send bond prices lower. A shorter duration also gives the fund greater flexibility to invest in higher-yielding bonds as issues reach maturity.

Mortgage-backed holdings were disappointing

The fund's mortgage-backed securities lagged longer duration U.S. Treasuries as interest rates continued to fall, triggering fears that mortgage holders would refinance. Nonetheless, the fund continued to maintain its emphasis on mortgage-backed securities. Although they are regarded as riskier than Treasuries securities, they are backed by U.S. agencies and generally offer higher yields. In a declining interest-rate environment, however, prepayment concerns are typical, which can result in their underperformance relative to longer duration U.S. Treasuries.

Prices of some of our higher-coupon mortgage securities held up relatively well. Even though the market was concerned about prepayments, these higher-coupon mortgages were part of smaller pools and most prepayments had already occurred. For the most part, however, we traded out of higher-coupon mortgages in exchange for lower-coupon mortgages to enhance prepayment stability.

Economic expansion may lead to higher interest rates

We believe continued economic expansion will eventually lead to rising rates and falling bond prices. However, the opportunities to extend duration and earn additional income outweigh our concern for rising rates. In this environment, we believe income will be the key to performance. As a result, we are maintaining an emphasis on mortgage-backed securities because of their income advantage.

We expect the difference in yields between long- and short-term bonds to lessen somewhat - "flattening" the yield curve - as the economy continues to improve. However, the yield curve is likely to remain steep, historically speaking. Should signs begin to point to a flatter yield curve, we may implement a barbell maturity structure. A barbell structure allows us to reach for income on one end of the curve and provide some principal preservation on the opposite end.

--------------------------------------------------------------------------------
                    Loomis Sayles Government Securities Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                           Class A      Lehman       Lehman
                          @ Maximum   Government      Long
   Month     Net Asset      Sales        Bond      Govt Bond
    End      Value (1)   Charge (2)    Index (3)   Index (4)
----------   ---------   ----------   ----------   ---------
 3/31/1994     10,000       9,550       10,000       10000
 4/30/1994      9,923       9,477        9,921        9881
 5/31/1994      9,918       9,472        9,909        9813
 6/30/1994      9,804       9,363        9,886        9717
 7/31/1994      9,935       9,488       10,068       10049
 8/31/1994      9,938       9,491       10,070        9972
 9/30/1994      9,800       9,359        9,928        9657
10/31/1994      9,799       9,358        9,920        9621
11/30/1994      9,743       9,304        9,902        9682
12/31/1994      9,767       9,327        9,962        9829
 1/31/1995      9,918       9,472       10,148       10085
 2/28/1995     10,145       9,689       10,366       10373
 3/31/1995     10,212       9,752       10,431       10463
 4/30/1995     10,316       9,852       10,567       10648
 5/31/1995     10,881      10,391       10,994       11470
 6/30/1995     10,948      10,456       11,078       11603
 7/31/1995     10,842      10,354       11,037       11415
 8/31/1995     10,959      10,465       11,167       11671
 9/30/1995     11,095      10,596       11,275       11888
10/31/1995     11,304      10,796       11,446       12219
11/30/1995     11,524      11,006       11,625       12533
12/31/1995     11,723      11,195       11,789       12867
 1/31/1996     11,768      11,238       11,862       12864
 2/29/1996     11,479      10,963       11,620       12239
 3/31/1996     11,351      10,840       11,523       11998
 4/30/1996     11,262      10,755       11,450       11796
 5/31/1996     11,203      10,699       11,430       11735
 6/30/1996     11,319      10,809       11,578       11988
 7/31/1996     11,339      10,829       11,606       11994
 8/31/1996     11,267      10,760       11,581       11842
 9/30/1996     11,465      10,949       11,773       12172
10/31/1996     11,735      11,207       12,032       12651
11/30/1996     11,975      11,436       12,241       13076
12/31/1996     11,814      11,282       12,116       12759
 1/31/1997     11,828      11,295       12,130       12668
 2/28/1997     11,835      11,302       12,146       12676
 3/31/1997     11,676      11,151       12,018       12352
 4/30/1997     11,819      11,287       12,191       12653
 5/31/1997     11,920      11,383       12,296       12795
 6/30/1997     12,086      11,542       12,434       13043
 7/31/1997     12,594      12,027       12,787       13810
 8/31/1997     12,310      11,756       12,661       13429
 9/30/1997     12,534      11,970       12,851       13794
10/31/1997     12,781      12,206       13,074       14257
11/30/1997     12,874      12,294       13,140       14448
12/31/1997     13,033      12,446       13,278       14689
 1/31/1998     13,216      12,622       13,476       14984
 2/28/1998     13,154      12,562       13,440       14879
 3/31/1998     13,146      12,554       13,478       14910
 4/30/1998     13,186      12,592       13,539       14967
 5/31/1998     13,352      12,751       13,678       15253
 6/30/1998     13,554      12,944       13,833       15607
 7/31/1998     13,528      12,919       13,855       15539
 8/31/1998     13,944      13,317       14,215       16227
 9/30/1998     14,327      13,683       14,598       16810
10/31/1998     14,148      13,511       14,548       16545
11/30/1998     14,228      13,587       14,553       16689
12/31/1998     14,208      13,569       14,586       16659
 1/31/1999     14,347      13,701       14,671       16811
 2/28/1999     13,794      13,173       14,322       16001
 3/31/1999     13,827      13,205       14,378       15955
 4/30/1999     13,873      13,248       14,411       15974
 5/31/1999     13,687      13,071       14,284       15729
 6/30/1999     13,527      12,918       14,255       15557
 7/31/1999     13,427      12,823       14,234       15473
 8/31/1999     13,327      12,727       14,234       15418
 9/30/1999     13,500      12,892       14,350       15526
10/31/1999     13,491      12,884       14,373       15536
11/30/1999     13,431      12,827       14,353       15435
12/31/1999     13,296      12,698       14,260       15205
 1/31/2000     13,310      12,711       14,280       15412
 2/29/2000     13,544      12,934       14,483       15863
 3/31/2000     13,842      13,219       14,738       16378
 4/30/2000     13,729      13,111       14,697       16241
 5/31/2000     13,680      13,065       14,706       16173
 6/30/2000     13,918      13,291       14,969       16539
 7/31/2000     14,049      13,416       15,113       16820
 8/31/2000     14,295      13,652       15,337       17210
 9/30/2000     14,239      13,598       15,381       17024
10/31/2000     14,368      13,721       15,528       17296
11/30/2000     14,697      14,036       15,833       17839
12/31/2000     15,011      14,335       16,149       18289
 1/31/2001     15,112      14,432       16,311       18337
 2/28/2001     15,303      14,615       16,497       18639
 3/31/2001     15,315      14,626       16,555       18544
 4/30/2001     15,093      14,414       16,386       18050
 5/31/2001     15,145      14,464       16,440       18072
 6/30/2001     15,170      14,488       16,515       18219
 7/31/2001     15,622      14,919       16,912       18896
 8/31/2001     15,796      15,085       17,122       19297
 9/30/2001     16,007      15,287       17,420       19445
10/31/2001     16,555      15,810       17,869       20434
11/30/2001     15,986      15,267       17,468       19452
12/31/2001     15,750      15,041       17,316       19084
 1/31/2002     15,905      15,189       17,429       19319
 2/28/2002     16,098      15,374       17,590       19548
 3/31/2002     15,647      14,943       17,207       18765
 4/30/2002     16,079      15,356       17,617       19482
 5/31/2002     16,190      15,462       17,723       19545
 6/30/2002     16,430      15,691       17,970       19904
 7/31/2002     16,821      16,064       18,365       20519
 8/31/2002     17,296      16,517       18,729       21428
 9/30/2002     17,748      16,950       19,168       22309
10/31/2002     17,496      16,709       19,014       21668
11/30/2002     17,313      16,534       18,850       21437
12/31/2002     17,853      17,050       19,307       22326
 1/31/2003     17,813      17,011       19,259       22250
 2/28/2003     18,218      17,399       19,569       22935
 3/31/2003     18,059      17,246       19,513       22657
 4/30/2003     18,144      17,327       19,604       22889
 5/31/2003     18,823      17,976       20,113       24193
 6/30/2003     18,619      17,781       20,007       23812
 7/31/2003     17,394      16,611       19,180       21629
 8/31/2003     17,603      16,811       19,288       22008
 9/30/2003     18,338      17,513       19,848       23173
10/31/2003     17,897      17,092       19,566       22526
11/30/2003     17,954      17,146       19,588       22630
12/31/2003     18,118      17,303       19,762       22909
 1/31/2004     18,310      17,486       19,926       23313
 2/29/2004     18,547      17,712       20,164       23780
 3/31/2004     18,708      17,863       20,342       24137

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                          6 Months   1 Year   5 Years   10 Years
                                          --------   ------   -------   --------
Class A (Inception 9/16/85)
Net Asset Value/1/                          2.02%     3.60%    6.23%      6.46%
With Maximum Sales Charge/2/               -2.57     -1.04     5.26       5.97

Class B (Inception 9/23/93)
Net Asset Value/1/                          1.65      2.91     5.46       5.69
With CDSC/6/                               -3.35     -2.08     5.14       5.69

Class Y (Inception 3/31/94)
Net Asset Value/1/                          1.88      3.58     6.52       6.76

--------------------------------------------------------------------------------

Comparative Performance                   6 Months   1 Year   5 Years   10 Years
-----------------------                   --------   ------   -------   --------
Lehman Government Bond Index/3/             2.49%     4.24%    7.19%      7.36%
Lehman Long Government Index/4/             4.16      6.53     8.63       9.21
Lipper General Government Funds Avg./5/     2.11      2.98     5.94       6.27

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                   Portfolio Mix

                                    [CHART]

                                    Pie chart

                             Treasuries            81.4%
                             Mortgage-backed       15.5%
                             Government agencies    0.9%
                             Short-term & other     2.2%

                                                              Effective Maturity

                                    [CHART]

                                    Pie chart

                             1 year or less         1.3%
                             1-5 years             16.9%
                             5-10 years            17.2%
                             10+ years             64.5%

                     Average Effective Maturity: 11.6 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Government Bond Index is an unmanaged index of public debt of the U.S. Treasury, government agencies, and their obligations.
/4/ Lehman Long Government Bond Index is an unmanaged index of U.S. Treasury public debt and their obligations with a maturity of 10 years or more.
/5/ Lipper General Government Funds Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Lipper Inc.
/6/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.

--------------------------------------------------------------------------------
                         Loomis Sayles High Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

--------------------------------------------------------------------------------

Strategy:

Invests primarily in lower-quality fixed-income securities

--------------------------------------------------------------------------------

Fund Inception:

February 22, 1984

--------------------------------------------------------------------------------

Managers:

Kathleen C. Gaffney
Matthew J. Eagan
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A    NEFHX
Class B    NEHBX
Class C    NEHCX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.

                                                           Management Discussion
--------------------------------------------------------------------------------

Gathering strength in the U.S. economy helped boost corporate profits, increasing investor demand for corporate bonds across all rating categories, especially high-yield issues. However, after spectacular performance last year, gains for high-yield bonds were more modest during the first quarter of 2004.

For the six months ended March 31, 2004, the total return on Loomis Sayles High Income Fund's Class A shares at net asset value was 8.85%, including $0.17 per share in reinvested dividends. The fund's benchmark, the Lehman High Yield Composite Index, returned 8.39% for the same period. At the end of March 2004, the fund's 30-day SEC yield was 5.55%.

Improving credit quality, good security selection, aided returns

Successful security selection within high-yield bond sectors was the primary driver of the fund's solid results. Our strategy of structuring the portfolio to take advantage of improvements in credit quality was particularly beneficial during this period. The economic recovery allowed many bond issuers in the lower rating categories to shore up their balance sheets. The lowest default rates in several years also helped boost demand for high-yield issues. Convertible bonds
- those that can be converted into common stock under specified conditions - aided performance, as did holdings in international and emerging markets.

Technology, telecom and chemicals among strongest sectors

Technology was one of the fund's best-performing sectors, with domestic and overseas issuers in wire telephony and chemical companies also making important contributions. Steadily improving business conditions and competitive pressures encouraged corporations to invest in new technology and upgrade existing systems after years of deferral. In telecommunications, bonds and convertibles of network specialist Lucent Technology benefited from restructuring and cost reduction efforts, an improving earnings outlook and a ratings upgrade by Standard & Poor's. Lucent also won a major fiber-optic contract with Verizon. London-based Colt Telecom, which operates fiber-optic networks in Europe, continued to increase revenues and reduce capital outlays. We sold the fund's Colt holdings when valuations reached our target. Bonds of Philippine Long Distance Telephone also contributed. In chemicals, fertilizer giant IMC Global is benefiting from growth in world agriculture, as well as from its announced plans to merge with Cargill.

Oil services and airlines hurt

Bonds of Trico Marine Services fell in the wake of disappointing earnings tied to reduced offshore drilling activity and weak demand in the North Sea and Gulf of Mexico. Delta Airline's bonds fell after a ratings downgrade by Standard & Poor's. We took advantage of price declines to add to both positions during the period.

Positioned for a changing environment

We believe that economic growth will continue, further benefiting lower-rated issues. In fact, we think high-income bonds may offer some of the best returns in 2004, based on extra income and the potential for cyclical gains. However, we also expect interest rates to rise at some point as the economy continues to expand, and rising rates are a potential negative for bond prices. To try to mitigate that risk, we have been selling BBB-rated bonds because they are more sensitive to changes in rates than are bonds of lower-rated issuers. As part of that strategy, we are adding to longer maturity holdings in BB-rated issues to capture favorable current yields and because their prices are affected more by their issuers' earnings and credit quality than by interest-rate trends. Our research-driven investment selection process is key to seeking attractive values among high-yield issuers whose fundamentals may improve in the months ahead, including some that may have potential for ratings upgrades.

--------------------------------------------------------------------------------
                         Loomis Sayles High Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                     March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A       Lehman
                         @ Maximum    High Yield
  Month      Net Asset     Sales       Composite
   End       Value (1)   Charge (2)      Index
----------   ---------   ----------   ----------
 3/31/1994     10,000       9,550       10,000
 4/30/1994      9,837       9,395        9,931
 5/31/1994      9,878       9,434        9,937
 6/30/1994      9,919       9,473        9,967
 7/31/1994      9,857       9,414       10,052
 8/31/1994      9,815       9,374       10,123
 9/30/1994      9,836       9,394       10,124
10/31/1994      9,820       9,378       10,148
11/30/1994      9,665       9,230       10,020
12/31/1994      9,690       9,254       10,094
 1/31/1995      9,761       9,322       10,230
 2/28/1995     10,014       9,563       10,581
 3/31/1995     10,079       9,625       10,695
 4/30/1995     10,278       9,816       10,967
 5/31/1995     10,468       9,997       11,275
 6/30/1995     10,455       9,985       11,346
 7/31/1995     10,635      10,156       11,490
 8/31/1995     10,642      10,163       11,525
 9/30/1995     10,696      10,215       11,667
10/31/1995     10,739      10,256       11,739
11/30/1995     10,759      10,275       11,843
12/31/1995     10,832      10,344       12,029
 1/31/1996     11,030      10,533       12,240
 2/29/1996     11,106      10,606       12,250
 3/31/1996     11,084      10,585       12,242
 4/30/1996     11,217      10,712       12,269
 5/31/1996     11,338      10,828       12,343
 6/30/1996     11,410      10,897       12,445
 7/31/1996     11,521      11,002       12,503
 8/31/1996     11,657      11,133       12,638
 9/30/1996     12,016      11,475       12,942
10/31/1996     11,990      11,451       13,042
11/30/1996     12,237      11,687       13,302
12/31/1996     12,443      11,883       13,394
 1/31/1997     12,453      11,892       13,517
 2/28/1997     12,889      12,309       13,742
 3/31/1997     12,718      12,146       13,544
 4/30/1997     12,789      12,214       13,676
 5/31/1997     13,214      12,620       13,980
 6/30/1997     13,300      12,701       14,173
 7/31/1997     13,663      13,048       14,563
 8/31/1997     13,750      13,131       14,530
 9/30/1997     14,160      13,522       14,818
10/31/1997     14,036      13,404       14,831
11/30/1997     14,224      13,584       14,972
12/31/1997     14,357      13,711       15,104
 1/31/1998     14,572      13,916       15,376
 2/28/1998     14,552      13,897       15,466
 3/31/1998     14,702      14,041       15,611
 4/30/1998     14,782      14,117       15,673
 5/31/1998     14,758      14,094       15,727
 6/30/1998     14,809      14,143       15,784
 7/31/1998     14,786      14,121       15,873
 8/31/1998     13,761      13,141       14,997
 9/30/1998     13,630      13,017       15,065
10/31/1998     13,345      12,744       14,757
11/30/1998     14,303      13,660       15,369
12/31/1998     14,112      13,477       15,386
 1/31/1999     14,430      13,781       15,614
 2/28/1999     14,522      13,868       15,522
 3/31/1999     14,756      14,092       15,670
 4/30/1999     15,074      14,396       15,974
 5/31/1999     14,704      14,043       15,758
 6/30/1999     14,663      14,003       15,724
 7/31/1999     14,604      13,947       15,787
 8/31/1999     14,377      13,730       15,613
 9/30/1999     14,283      13,640       15,500
10/31/1999     14,412      13,763       15,398
11/30/1999     14,507      13,854       15,577
12/31/1999     14,677      14,017       15,754
 1/31/2000     14,515      13,861       15,686
 2/29/2000     14,580      13,924       15,716
 3/31/2000     14,140      13,503       15,386
 4/30/2000     14,131      13,495       15,410
 5/31/2000     13,737      13,119       15,252
 6/30/2000     14,153      13,516       15,563
 7/31/2000     14,237      13,597       15,682
 8/31/2000     14,181      13,543       15,789
 9/30/2000     13,887      13,262       15,651
10/31/2000     13,195      12,601       15,150
11/30/2000     12,099      11,554       14,550
12/31/2000     12,316      11,761       14,831
 1/31/2001     13,746      13,127       15,942
 2/28/2001     13,677      13,061       16,154
 3/31/2001     12,978      12,394       15,774
 4/30/2001     12,579      12,013       15,577
 5/31/2001     12,613      12,045       15,858
 6/30/2001     11,889      11,354       15,413
 7/31/2001     12,123      11,578       15,640
 8/31/2001     12,030      11,489       15,824
 9/30/2001     10,936      10,444       14,761
10/31/2001     10,815      10,328       15,126
11/30/2001     11,166      10,663       15,678
12/31/2001     11,004      10,509       15,614
 1/31/2002     11,072      10,574       15,722
 2/28/2002     10,735      10,252       15,503
 3/31/2002     11,024      10,528       15,876
 4/30/2002     10,934      10,442       16,130
 5/31/2002     10,775      10,290       16,040
 6/30/2002     10,004       9,554       14,858
 7/31/2002      9,330       8,910       14,209
 8/31/2002      9,657       9,223       14,614
 9/30/2002      9,298       8,880       14,422
10/31/2002      9,294       8,875       14,296
11/30/2002      9,912       9,466       15,182
12/31/2002     10,029       9,578       15,394
 1/31/2003     10,242       9,781       15,907
 2/28/2003     10,385       9,918       16,103
 3/31/2003     10,653      10,174       16,566
 4/30/2003     11,269      10,762       17,549
 5/31/2003     11,465      10,949       17,730
 6/30/2003     11,713      11,186       18,240
 7/31/2003     11,480      10,964       18,039
 8/31/2003     11,603      11,081       18,247
 9/30/2003     11,983      11,444       18,746
10/31/2003     12,238      11,688       19,124
11/30/2003     12,494      11,932       19,414
12/31/2003     12,828      12,251       19,854
 1/31/2004     13,027      12,441       20,233
 2/29/2004     12,970      12,387       20,182
 3/31/2004     13,041      12,459       20,319

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                                         Since
                                          6 Months   1 Year   5 Years   10 Years/6/   Inception/6/
                                          --------   ------   -------   -----------   ------------
Class A (Inception 2/22/84)
Net Asset Value/1/                          8.85%    22.44%    -2.44%       2.69%          --
With Maximum Sales Charge/2/                3.93     16.99     -3.34        2.22           --
Class B (Inception 9/20/93)

Net Asset Value/1/                          8.45     21.25     -3.17        1.96           --
With CDSC/7/                                3.45     16.25     -3.42        1.96           --
Class C (Inception 3/2/98)

Net Asset Value/1/                          8.45     21.25     -3.17          --        -2.55%
With CDSC/7/                                7.45     20.25     -3.17          --        -2.55
--------------------------------------------------------------------------------------------------

                                                                                       Since
                                                                                      Class C
Comparative Performance                   6 Months   1 Year   5 Years   10 Years   Inception/7/
-----------------------                   --------   ------   -------   --------   ------------
Lehman High Yield Composite Index/3/        8.39%    22.66%     5.33%     7.35%        4.49%
Lipper High Current Yield Funds Avg./5/     7.56     19.71      3.47      5.29         2.23

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*
                                     [CHART]

                                    Pie chart

                             Baa                   4.8%
                             Ba                   47.1%
                             B                    32.4%
                             Caa                  13.1%
                             Short term & other    2.6%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity
                                     [CHART]

                                    Pie chart

                             1 year or less    3.7%
                             1-5 years        30.9%
                             5-10 years       32.5%
                             10+ years        32.9%

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Lipper High Current Yield Funds Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Lipper Inc.
/6/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/7/ The since-inception comparative performance figures shown for Class C shares are calculated from 3/31/98.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks a high current return consistent with preservation of capital

--------------------------------------------------------------------------------

Strategy:

Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

--------------------------------------------------------------------------------

Fund Inception:

January 3, 1989

--------------------------------------------------------------------------------

Managers:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFLX
Class B   NELBX
Class C   NECLX
Class Y   NELYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Securities, issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.

                                                           Management Discussion
--------------------------------------------------------------------------------

Interest rates trended irregularly down during the six-months ended March 31, 2004. This was most evident on the longer end of the yield curve, causing prices of longer-term securities to rise. Although longer-term bonds benefited the most from falling rates, the fund's intermediate-term issues - those with three- to five-year maturities - also contributed to price gains.

For the first half of its fiscal year, Loomis Sayles Limited Term Government and Agency Fund delivered a total return of 1.86% for Class A shares at net asset value, including $0.23 in reinvested dividends. The fund's benchmark, the Lehman Intermediate Government Bond Index, had a slight lead on the fund with a return of 2.00%. As of March 31, 2004, the fund's 30-day SEC yield on Class A shares was 2.45%.

Fund focused on yields from mortgage-backed securities

Yields on U.S. Treasuries and other top-quality securities remained at historically low levels throughout the period. As a result, investors turned to government agency and mortgage-backed securities for some additional income. Despite generally declining interest rates throughout the six-month period, mortgage-backed securities enjoyed a yield advantage relative to other government sectors as well as modest price appreciation due to diminishing prepayment concerns.

The fund continued to emphasize mortgage-backed holdings, including FNMAs (Federal National Mortgage Association, "Fannie Maes"), because they offer a higher yield than government securities, although they are regarded as higher risk. Together with FNMAs, GNMAs (Government National Mortgage Association, "Ginnie Maes," which are backed by the U.S. government) accounted for a substantial portion of the portfolio during the period. Toward the end of the period these securities began to weaken as concern mounted that the Federal Reserve Board might raise interest rates, so we began to trim the fund's holdings. However, the fund continues to emphasize mortgage securities because of their potential for higher returns over the long term.

Treasuries were underweighted

We maintained the fund's underweighted position in U.S. Treasury securities during the period, which worked to the fund's advantage because their meager yields could not keep up with Agency bonds and mortgage-backed securities. The fund also maintained a slightly longer duration than its peer group. As interest rates filtered down, longer-term securities benefited more than shorter-term issues.

Outlook is for rising interest rates

Looking ahead, we believe continued economic expansion will eventually lead to rising rates and falling bond prices. Current interest rate levels are still extremely low by historic standards. However, the opportunities to extend duration and earn additional income outweigh our concern for rising rates. In this environment, we believe income will be the key to performance. As a result, we are maintaining an emphasis on mortgage-backed securities because of their income advantage.

In addition, we expect the difference in yields between long- and short-term bonds to lessen somewhat - "flattening" the yield curve - as the economy continues to improve and the possibility of interest rate hikes becomes greater. However, the yield curve is likely to remain steep, historically speaking. Should signs begin to point to a flatter yield curve, we may implement a barbell maturity structure. A barbell structure focuses on bonds at opposite ends of the maturity spectrum to reach a specific duration target, allowing us to reach for income on one end of the curve and provide some principal preservation on the opposite end.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                                   Line chart

                     March 31, 1994 through March 31, 2004

                           Class A       Lehman
                          @ Maximum   Intermediate
   Month     Net Asset      Sales      Gov't Bond
    End      Value (1)   Charge (2)     Index (3)
----------   ---------   ----------   ------------
 3/31/1994     10,000       9,700        10,000
 4/30/1994      9,942       9,644         9,935
 5/31/1994      9,942       9,644         9,942
 6/30/1994      9,934       9,636         9,944
 7/31/1994     10,018       9,717        10,075
 8/31/1994     10,043       9,742        10,104
 9/30/1994      9,967       9,668        10,021
10/31/1994      9,967       9,668        10,023
11/30/1994      9,932       9,634         9,978
12/31/1994      9,939       9,641        10,011
 1/31/1995     10,072       9,770        10,174
 2/28/1995     10,215       9,908        10,370
 3/31/1995     10,243       9,936        10,427
 4/30/1995     10,344      10,034        10,548
 5/31/1995     10,634      10,315        10,845
 6/30/1995     10,680      10,360        10,914
 7/31/1995     10,675      10,355        10,920
 8/31/1995     10,768      10,445        11,010
 9/30/1995     10,836      10,510        11,084
10/31/1995     10,985      10,655        11,205
11/30/1995     11,117      10,783        11,342
12/31/1995     11,233      10,896        11,454
 1/31/1996     11,295      10,956        11,550
 2/29/1996     11,160      10,825        11,428
 3/31/1996     11,089      10,757        11,376
 4/30/1996     11,061      10,729        11,343
 5/31/1996     11,023      10,692        11,337
 6/30/1996     11,109      10,776        11,452
 7/31/1996     11,133      10,799        11,487
 8/31/1996     11,128      10,795        11,501
 9/30/1996     11,270      10,932        11,649
10/31/1996     11,451      11,107        11,840
11/30/1996     11,594      11,246        11,983
12/31/1996     11,501      11,156        11,919
 1/31/1997     11,549      11,203        11,964
 2/28/1997     11,564      11,217        11,984
 3/31/1997     11,504      11,159        11,916
 4/30/1997     11,605      11,257        12,050
 5/31/1997     11,676      11,326        12,144
 6/30/1997     11,788      11,435        12,248
 7/31/1997     11,983      11,624        12,474
 8/31/1997     11,963      11,604        12,426
 9/30/1997     12,087      11,725        12,561
10/31/1997     12,223      11,856        12,707
11/30/1997     12,244      11,876        12,735
12/31/1997     12,336      11,966        12,839
 1/31/1998     12,516      12,140        13,007
 2/28/1998     12,487      12,112        12,993
 3/31/1998     12,466      12,092        13,033
 4/30/1998     12,514      12,139        13,096
 5/31/1998     12,595      12,217        13,186
 6/30/1998     12,687      12,307        13,274
 7/31/1998     12,704      12,323        13,325
 8/31/1998     12,907      12,519        13,577
 9/30/1998     13,275      12,877        13,894
10/31/1998     13,147      12,752        13,917
11/30/1998     13,107      12,714        13,875
12/31/1998     13,134      12,740        13,929
 1/31/1999     13,204      12,808        13,991
 2/28/1999     13,053      12,661        13,799
 3/31/1999     13,114      12,720        13,890
 4/30/1999     13,152      12,758        13,928
 5/31/1999     13,054      12,663        13,842
 6/30/1999     12,969      12,580        13,863
 7/31/1999     12,907      12,520        13,865
 8/31/1999     12,902      12,515        13,884
 9/30/1999     13,049      12,658        14,003
10/31/1999     13,074      12,682        14,031
11/30/1999     13,087      12,694        14,041
12/31/1999     13,046      12,654        13,996
 1/31/2000     12,989      12,600        13,949
 2/29/2000     13,104      12,711        14,065
 3/31/2000     13,266      12,868        14,225
 4/30/2000     13,224      12,827        14,220
 5/31/2000     13,230      12,833        14,258
 6/30/2000     13,419      13,016        14,484
 7/31/2000     13,486      13,082        14,580
 8/31/2000     13,628      13,219        14,744
 9/30/2000     13,733      13,321        14,873
10/31/2000     13,783      13,369        14,975
11/30/2000     13,970      13,551        15,194
12/31/2000     14,133      13,709        15,462
 1/31/2001     14,313      13,883        15,668
 2/28/2001     14,420      13,987        15,812
 3/31/2001     14,511      14,075        15,927
 4/30/2001     14,482      14,047        15,876
 5/31/2001     14,554      14,117        15,942
 6/30/2001     14,564      14,128        15,993
 7/31/2001     14,836      14,391        16,291
 8/31/2001     14,934      14,486        16,436
 9/30/2001     15,168      14,713        16,787
10/31/2001     15,395      14,933        17,049
11/30/2001     15,195      14,739        16,845
12/31/2001     15,103      14,650        16,764
 1/31/2002     15,184      14,728        16,836
 2/28/2002     15,335      14,875        16,975
 3/31/2002     15,114      14,661        16,720
 4/30/2002     15,391      14,929        17,032
 5/31/2002     15,495      15,030        17,151
 6/30/2002     15,651      15,181        17,366
 7/31/2002     15,875      15,399        17,693
 8/31/2002     16,031      15,550        17,895
 9/30/2002     16,176      15,690        18,202
10/31/2002     16,211      15,724        18,190
11/30/2002     16,136      15,652        18,046
12/31/2002     16,337      15,847        18,380
 1/31/2003     16,329      15,839        18,339
 2/28/2003     16,471      15,977        18,546
 3/31/2003     16,460      15,966        18,550
 4/30/2003     16,488      15,993        18,602
 5/31/2003     16,589      16,091        18,894
 6/30/2003     16,559      16,063        18,863
 7/31/2003     16,214      15,728        18,405
 8/31/2003     16,268      15,780        18,438
 9/30/2003     16,539      16,042        18,838
10/31/2003     16,423      15,930        18,653
11/30/2003     16,467      15,973        18,655
12/31/2003     16,582      16,084        18,800
 1/31/2004     16,654      16,154        18,902
 2/29/2004     16,782      16,279        19,082
 3/31/2004     16,860      16,360        19,215

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                          Since
                               6 Months   1 Year   5 Years   10 Years   Inception
                               --------   ------   -------   --------   ---------
Class A (Inception 1/3/89)

Net Asset Value/1/               1.86%     2.35%    5.14%      5.35%        --
With Maximum Sales Charge/2/    -1.23     -0.71     4.49       5.04         --

Class B (Inception 9/27/93)

Net Asset Value/1/               1.53      1.68     4.45       4.67         --
With CDSC/4/                    -3.46     -3.23     4.11       4.67         --

Class C (Inception 12/30/94)

Net Asset Value/1/               1.62      1.77     4.46         --       5.10%
With CDSC/4/                     0.62      0.79     4.46         --       5.10

Class Y (Inception 3/31/94)
Net Asset Value/1/               2.00      2.76     5.56       5.76         --
--------------------------------------------------------------------------------

                                                                            Since
                                                                           Class C
Comparative Performance        6 Months   1 Year   5 Years   10 Years   Inception/6/
-----------------------        --------   ------   -------   --------   ------------
Lehman Int. Govt. Bond
   Index/3/                      2.00%     3.58%    6.71%      6.75%        7.30%
Lipper Short Int. U.S. Govt.
   Funds Avg./5/                 1.53      2.35     5.57       5.79         6.30

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                   Portfolio Mix

                                    [CHART]

                                   Pie chart

                             Mortgage-backed           54.0%
                             Government agencies       25.2%
                             Treasuries                12.1%
                             Asset-backed securities    4.0%
                             Supranational              3.3%
                             Short-term and other       1.4%

                                                              Effective Maturity

                                    [CHART]

                                   Pie chart

                             1 year or less             1.0%
                             1-5 years                 79.1%
                             5-10 years                19.9%

                      Average Effective Maturity: 4 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 3.00%.
/3/ Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies with maturities between one and ten years.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Lipper Short Intermediate U.S. Government Funds Average is the average performance without sales charge of funds with similar investment objectives as calculated by Lipper Inc.
/6/ The since-inception comparative performance figures shown for Class C shares are calculated from 12/31/94.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

--------------------------------------------------------------------------------

Strategy:

Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

--------------------------------------------------------------------------------

Inception Date:

March 23, 1984

--------------------------------------------------------------------------------

Manager:

Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFMX
Class B   NEMBX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Capital gains are fully taxable.

                                                           Management Discussion
--------------------------------------------------------------------------------

Municipal bonds outperformed both Treasuries and corporate bonds during the six months ended March 31, 2004. Investor demand for municipal bonds was fairly steady throughout most of the period until interest rates dropped so low that investors found the market less attractive. Long-term bonds and lower-quality, higher-yielding bonds performed better than lower-yielding issues, as investors reached for as much yield as possible. This benefited prices on the lower end of the quality spectrum, narrowing the price difference between lower- and higher-quality issues. Diminished supply also helped boost municipal bond prices during the period.

Loomis Sayles Massachusetts Tax Free Income Fund's total return for the six months ended March 31, 2004, was 3.86% based on the net asset value of Class A Shares and $0.32 in dividends reinvested during the period, while the Lehman Municipal Bond Index returned 3.12%.

As of March 31, 2004, the fund's 30-day SEC yield on Class A shares was 3.08% - equivalent to a taxable yield of 5.01% based on the 38.45% combined maximum federal and state income tax rates.

Healthcare and Higher Education Were Top-performing Sectors

The fund's emphasis on revenue bonds - backed by fees generated by institutions rather than by tax receipts - contributed to the fund's positive performance. Many of these bonds had performed poorly in the past, but low interest rates and improving economic numbers encouraged investors to seek higher yields. Examples of strong performers in the fund's portfolio include municipal bonds issued on behalf of the Massachusetts State Development Finance Agency for Concord Assabet Family Services, which we sold; Massachusetts State Health & Educational Facilities for Nichols College; and Massachusetts State Development Finance Agency for Mount Holyoke College.

Housing and Lease-backed Sectors Were Lackluster Performers

The fund's performance in these sectors was weaker, largely due to early calls in the housing sector as well as some specific credit problems. Examples in the portfolio include Massachusetts State Housing Finance Agency Single Family Housing bonds, which experienced early calls, limiting any upward price movements. Declining profits have troubled Massachusetts State Health & Educational Facilities Authority for Milton Hospital, although management is responding by improving operations and reducing expenses. Massachusetts State Development Finance Agency Lease revenue bonds issued for University Visual & Performing Arts Project experienced a rating downgrade when doubts arose about the state's commitment to continue funding non-essential programs.

Fund is Positioned for a Rising Interest Rate Environment

The fund's longer average maturity structure helped performance during the six-month period, as bonds with longer maturities outperformed shorter-term issues. We continue to emphasize yield, most notably in the healthcare sector. However, when interest rates rise, bond prices decline, so the fund also continues to emphasize bonds selling at a premium to their par value. These issues have a tendency to experience less price erosion in a rising interest rate environment. Although we expect some near-term price weakness in municipals versus Treasury issues, ultimately we expect the tax-exempt market to perform well.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                           Class A      Lehman
                          @ Maximum   Municipal
   Month     Net Asset      Sales        Bond
    End      Value (1)   Charge (2)   Index (3)
----------   ---------   ----------   ---------
 3/31/1994     10,000       9,575       10,000
 4/30/1994     10,027       9,601       10,085
 5/31/1994     10,120       9,690       10,172
 6/30/1994     10,030       9,604       10,110
 7/31/1994     10,226       9,791       10,295
 8/31/1994     10,247       9,811       10,331
 9/30/1994     10,076       9,648       10,180
10/31/1994      9,833       9,415        9,999
11/30/1994      9,596       9,188        9,818
12/31/1994      9,870       9,450       10,034
 1/31/1995     10,206       9,772       10,321
 2/28/1995     10,539      10,091       10,621
 3/31/1995     10,615      10,164       10,743
 4/30/1995     10,631      10,179       10,756
 5/31/1995     10,967      10,501       11,099
 6/30/1995     10,797      10,338       11,002
 7/31/1995     10,873      10,410       11,106
 8/31/1995     11,002      10,535       11,247
 9/30/1995     11,079      10,608       11,318
10/31/1995     11,264      10,786       11,483
11/30/1995     11,485      10,997       11,673
12/31/1995     11,630      11,136       11,785
 1/31/1996     11,667      11,171       11,874
 2/29/1996     11,551      11,060       11,794
 3/31/1996     11,407      10,922       11,644
 4/30/1996     11,374      10,890       11,611
 5/31/1996     11,389      10,905       11,606
 6/30/1996     11,497      11,008       11,733
 7/31/1996     11,584      11,091       11,839
 8/31/1996     11,578      11,086       11,836
 9/30/1996     11,759      11,259       12,001
10/31/1996     11,883      11,377       12,137
11/30/1996     12,086      11,573       12,359
12/31/1996     12,007      11,496       12,307
 1/31/1997     12,028      11,517       12,331
 2/28/1997     12,143      11,627       12,444
 3/31/1997     12,006      11,495       12,278
 4/30/1997     12,103      11,589       12,381
 5/31/1997     12,275      11,754       12,567
 6/30/1997     12,403      11,876       12,701
 7/31/1997     12,756      12,214       13,053
 8/31/1997     12,638      12,101       12,930
 9/30/1997     12,806      12,262       13,084
10/31/1997     12,868      12,322       13,168
11/30/1997     12,946      12,396       13,245
12/31/1997     13,125      12,567       13,439
 1/31/1998     13,231      12,669       13,577
 2/28/1998     13,213      12,651       13,581
 3/31/1998     13,176      12,616       13,593
 4/30/1998     13,129      12,571       13,532
 5/31/1998     13,332      12,765       13,746
 6/30/1998     13,379      12,810       13,800
 7/31/1998     13,386      12,817       13,835
 8/31/1998     13,599      13,021       14,049
 9/30/1998     13,750      13,165       14,224
10/31/1998     13,694      13,112       14,224
11/30/1998     13,718      13,135       14,273
12/31/1998     13,770      13,185       14,309
 1/31/1999     13,928      13,336       14,479
 2/28/1999     13,865      13,275       14,416
 3/31/1999     13,848      13,260       14,436
 4/30/1999     13,889      13,299       14,472
 5/31/1999     13,799      13,213       14,388
 6/30/1999     13,575      12,998       14,181
 7/31/1999     13,623      13,044       14,233
 8/31/1999     13,430      12,859       14,119
 9/30/1999     13,389      12,820       14,125
10/31/1999     13,203      12,641       13,972
11/30/1999     13,319      12,753       14,120
12/31/1999     13,203      12,642       14,015
 1/31/2000     13,095      12,538       13,954
 2/29/2000     13,258      12,694       14,116
 3/31/2000     13,506      12,932       14,425
 4/30/2000     13,445      12,874       14,339
 5/31/2000     13,392      12,823       14,265
 6/30/2000     13,662      13,081       14,643
 7/31/2000     13,836      13,248       14,847
 8/31/2000     14,009      13,413       15,075
 9/30/2000     13,953      13,360       14,997
10/31/2000     14,065      13,468       15,161
11/30/2000     14,125      13,525       15,275
12/31/2000     14,425      13,812       15,653
 1/31/2001     14,475      13,860       15,808
 2/28/2001     14,526      13,909       15,858
 3/31/2001     14,522      13,905       16,000
 4/30/2001     14,372      13,761       15,827
 5/31/2001     14,512      13,895       15,997
 6/30/2001     14,615      13,994       16,104
 7/31/2001     14,837      14,207       16,343
 8/31/2001     15,116      14,473       16,612
 9/30/2001     15,032      14,393       16,556
10/31/2001     15,172      14,527       16,753
11/30/2001     15,060      14,420       16,612
12/31/2001     14,889      14,257       16,455
 1/31/2002     14,972      14,336       16,740
 2/28/2002     15,142      14,498       16,942
 3/31/2002     14,864      14,232       16,610
 4/30/2002     15,136      14,493       16,935
 5/31/2002     15,254      14,606       17,038
 6/30/2002     15,432      14,776       17,218
 7/31/2002     15,628      14,964       17,439
 8/31/2002     15,819      15,147       17,649
 9/30/2002     16,176      15,488       18,035
10/31/2002     15,881      15,206       17,736
11/30/2002     15,781      15,110       17,663
12/31/2002     16,097      15,413       18,035
 1/31/2003     16,063      15,381       17,990
 2/28/2003     16,316      15,623       18,241
 3/31/2003     16,331      15,636       18,252
 4/30/2003     16,435      15,736       18,373
 5/31/2003     16,855      16,139       18,803
 6/30/2003     16,779      16,066       18,723
 7/31/2003     16,051      15,369       18,068
 8/31/2003     16,156      15,469       18,203
 9/30/2003     16,594      15,889       18,738
10/31/2003     16,568      15,864       18,643
11/30/2003     16,752      16,040       18,838
12/31/2003     16,908      16,190       18,994
 1/31/2004     17,023      16,300       19,102
 2/29/2004     17,273      16,539       19,390
 3/31/2004     17,234      16,501       19,322

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                    6 Months   1 Year   5 Years/5/   10 Years/5/
                                    --------   ------   ----------   -----------
Class A (Inception 3/23/84)

Net Asset Value/1/                    3.86%     5.53%      4.47%        5.59%
With Maximum Sales Charge/2/         -0.57      1.05       3.57         5.14

Class B (Inception 9/13/93)

Net Asset Value/1/                    3.52      4.85       3.80         4.90
With CDSC/4/                         -1.48     -0.15       3.46         4.90

--------------------------------------------------------------------------------

Comparative Performance                   6 Months   1 Year   5 Years   10 Years
                                          --------   ------   -------   --------
Lehman Municipal Bond Index/3/              3.12%     5.86%    6.00%      6.81%
Lipper MA Municipal Debt Funds Avg./6/      2.85      5.11     4.91       5.93

                                                     Yields as of March 31, 2004
--------------------------------------------------------------------------------

                                                               Class A   Class B
                                                               -------   -------
SEC 30-day yield/7/                                             3.08%     2.56%
Taxable equivalent yield/8/                                     5.01      4.17

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                     [CHART]

                                    Pie chart

                             Aaa                   50.3%
                             Aa                    16.6%
                             A                     22.8%
                             Baa                    6.8%
                             B                      2.2%
                             Short term & other     1.3%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

                             1 yeear or less       4.2%
                             1-5 years             6.9%
                             5-10 years           65.7%
                             10+ years            23.2%

                      Average effective maturity: 8.7 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.25%.
/3/ Lehman Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/ Lipper Massachusetts Municipal Debt Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/8/ Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

--------------------------------------------------------------------------------
                       Loomis Sayles Municipal Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in municipal securities that pay interest exempt from federal income tax
--------------------------------------------------------------------------------

Fund Inception:

May 9, 1977
--------------------------------------------------------------------------------

Manager:

Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A     NEFTX
Class B     NETBX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds offer higher risks.

                                                           Management Discussion
--------------------------------------------------------------------------------

Municipal bonds outperformed both Treasuries and corporate bonds during the six months ended March 31, 2004. Investor demand for municipal bonds was fairly steady throughout most of the period until interest rates dropped so low that investors found the market less attractive. Long-term bonds and lower-quality, higher-yielding bonds performed better than lower-yielding issues, as investors reached for as much yield as possible. This benefited prices on the lower end of the quality spectrum, narrowing the price difference between lower- and higher-quality issues. Diminished supply also helped boost municipal bond prices during the period.

Largely because of its emphasis on longer-term bonds and favorable sector weightings, Loomis Sayles Municipal Income Fund outperformed its benchmark for the semiannual period. The fund's total return for the six months ended March 31, 2004 was 3.84%, based on the net asset value of Class A Shares and $0.15 in dividends reinvested during the period, while the Lehman Municipal Bond Index returned 3.12%.

As of March 31, 2004, the fund's 30-day SEC yield on Class A shares was 3.26%
- equivalent to a taxable yield of 5.03% based on the 35.0% maximum federal income tax rate.

Corporate-backed tax-exempts and healthcare were top-performing sectors

As low interest rates and positive economic numbers encouraged investors to scour the market for higher yield, the fund's emphasis on revenue bonds - backed by fees generated by institutions rather than by tax receipts - was primarily responsible for its positive performance. Recently many of these bonds had been lackluster performers, but they finally got their due during the period. Examples in the fund's portfolio include municipal bonds issued on behalf of the Michigan Hospital Finance Authority and Lehigh County Pennsylvania General Purpose Authority for Saint Luke's Hospital. Lowndes County Mississippi Solid Waste Disposal and Pollution Control Revenue bonds for Weyerhaeuser Project also performed well due to their ties with the corporate market.

Housing and electric utilities were lackluster performers

Massachusetts State Housing Finance Agency Single Family housing bonds are still experiencing early calls resulting from prepayments, limiting any upward price movements. California State Dept of Water Resource Power Supply and North Carolina Eastern Municipal Power Agency Power System bonds were also relatively poor performers, largely due to their shorter maturity structure.

Fund is positioned for a rising interest rate environment

The fund's longer average maturity structure helped performance during the six-month period, as bonds with longer maturities outperformed shorter-term issues. We continue to emphasize yield, most notably in the healthcare sector. However, when interest rates rise, bond prices decline, so the fund also continues to emphasize bonds selling at a premium to their par value. These issues have a tendency to experience less price erosion in a rising interest rate environment. Although we expect some near-term price weakness in municipals versus Treasury issues, ultimately we believe the tax-exempt market will perform well.

--------------------------------------------------------------------------------
                       Loomis Sayles Municipal Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                     March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A      Lehman
                         @ Maximum    Municipal
  Month      Net Asset     Sales        Bond
   End       Value (1)   Charge (2)   Index (3)
----------   ---------   ----------   ---------
 3/31/1994     10,000       9,550      10,000
 4/30/1994     10,035       9,583      10,085
 5/31/1994     10,136       9,680      10,172
 6/30/1994     10,070       9,617      10,110
 7/31/1994     10,256       9,795      10,295
 8/31/1994     10,288       9,825      10,331
 9/30/1994     10,109       9,654      10,180
10/31/1994      9,887       9,442       9,999
11/30/1994      9,593       9,161       9,818
12/31/1994      9,845       9,402      10,034
 1/31/1995     10,189       9,730      10,321
 2/28/1995     10,542      10,068      10,621
 3/31/1995     10,678      10,198      10,743
 4/30/1995     10,699      10,217      10,756
 5/31/1995     10,997      10,503      11,099
 6/30/1995     10,856      10,368      11,002
 7/31/1995     10,951      10,458      11,106
 8/31/1995     11,031      10,535      11,247
 9/30/1995     11,111      10,611      11,318
10/31/1995     11,267      10,760      11,483
11/30/1995     11,454      10,938      11,673
12/31/1995     11,541      11,022      11,785
 1/31/1996     11,633      11,109      11,874
 2/29/1996     11,562      11,042      11,794
 3/31/1996     11,431      10,916      11,644
 4/30/1996     11,406      10,893      11,611
 5/31/1996     11,397      10,884      11,606
 6/30/1996     11,527      11,009      11,733
 7/31/1996     11,612      11,089      11,839
 8/31/1996     11,602      11,080      11,836
 9/30/1996     11,797      11,266      12,001
10/31/1996     11,930      11,393      12,137
11/30/1996     12,111      11,566      12,359
12/31/1996     12,075      11,532      12,307
 1/31/1997     12,088      11,544      12,331
 2/28/1997     12,195      11,646      12,444
 3/31/1997     12,040      11,498      12,278
 4/30/1997     12,128      11,582      12,381
 5/31/1997     12,265      11,713      12,567
 6/30/1997     12,435      11,876      12,701
 7/31/1997     12,771      12,197      13,053
 8/31/1997     12,695      12,124      12,930
 9/30/1997     12,801      12,225      13,084
10/31/1997     12,892      12,311      13,168
11/30/1997     12,932      12,350      13,245
12/31/1997     13,111      12,521      13,439
 1/31/1998     13,273      12,676      13,577
 2/28/1998     13,313      12,714      13,581
 3/31/1998     13,334      12,734      13,593
 4/30/1998     13,271      12,673      13,532
 5/31/1998     13,413      12,810      13,746
 6/30/1998     13,470      12,864      13,800
 7/31/1998     13,493      12,886      13,835
 8/31/1998     13,672      13,057      14,049
 9/30/1998     13,782      13,162      14,224
10/31/1998     13,735      13,117      14,224
11/30/1998     13,793      13,173      14,273
12/31/1998     13,809      13,188      14,309
 1/31/1999     13,945      13,317      14,479
 2/28/1999     13,916      13,290      14,416
 3/31/1999     13,922      13,295      14,436
 4/30/1999     13,963      13,335      14,472
 5/31/1999     13,914      13,288      14,388
 6/30/1999     13,756      13,137      14,181
 7/31/1999     13,798      13,177      14,233
 8/31/1999     13,657      13,042      14,119
 9/30/1999     13,662      13,048      14,125
10/31/1999     13,465      12,859      13,972
11/30/1999     13,591      12,979      14,120
12/31/1999     13,429      12,824      14,015
 1/31/2000     13,357      12,756      13,954
 2/29/2000     13,505      12,897      14,116
 3/31/2000     13,712      13,095      14,425
 4/30/2000     13,637      13,023      14,339
 5/31/2000     13,599      12,987      14,265
 6/30/2000     13,847      13,224      14,643
 7/31/2000     14,000      13,370      14,847
 8/31/2000     14,193      13,554      15,075
 9/30/2000     14,154      13,517      14,997
10/31/2000     14,271      13,629      15,161
11/30/2000     14,369      13,722      15,275
12/31/2000     14,605      13,948      15,653
 1/31/2001     14,707      14,045      15,808
 2/28/2001     14,730      14,067      15,858
 3/31/2001     14,851      14,183      16,000
 4/30/2001     14,693      14,032      15,827
 5/31/2001     14,833      14,165      15,997
 6/30/2001     14,952      14,279      16,104
 7/31/2001     15,214      14,529      16,343
 8/31/2001     15,456      14,760      16,612
 9/30/2001     15,190      14,506      16,556
10/31/2001     15,395      14,702      16,753
11/30/2001     15,229      14,544      16,612
12/31/2001     15,043      14,366      16,455
 1/31/2002     15,290      14,601      16,740
 2/28/2002     15,496      14,799      16,942
 3/31/2002     15,242      14,556      16,610
 4/30/2002     15,491      14,794      16,935
 5/31/2002     15,571      14,870      17,038
 6/30/2002     15,716      15,008      17,218
 7/31/2002     15,817      15,105      17,439
 8/31/2002     15,939      15,222      17,649
 9/30/2002     16,194      15,465      18,035
10/31/2002     15,783      15,073      17,736
11/30/2002     15,757      15,048      17,663
12/31/2002     16,142      15,416      18,035
 1/31/2003     15,940      15,222      17,990
 2/28/2003     16,173      15,446      18,241
 3/31/2003     16,165      15,438      18,252
 4/30/2003     16,308      15,575      18,373
 5/31/2003     16,715      15,963      18,803
 6/30/2003     16,680      15,930      18,723
 7/31/2003     15,957      15,239      18,068
 8/31/2003     16,124      15,399      18,203
 9/30/2003     16,607      15,859      18,738
10/31/2003     16,528      15,784      18,643
11/30/2003     16,742      15,989      18,838
12/31/2003     16,889      16,129      18,994
 1/31/2004     16,992      16,227      19,102
 2/29/2004     17,255      16,479      19,390
 3/31/2004     17,242      16,470      19,322

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                              6 Months   1 Year   5 Years   10 Years
                                              --------   ------   -------   --------
Class A (Inception 5/9/77)

Net Asset Value/1/                              3.84%     6.67%    4.37%     5.60%
With Maximum Sales Charge/2/                   -0.85      1.83     3.43      5.12

Class B (Inception 9/13/93)

Net Asset Value/1/                              3.45      5.73     3.60      4.82
With CDSC/4/                                   -1.55      0.73     3.26      4.82

--------------------------------------------------------------------------------

Comparative Performance                       6 Months   1 Year   5 Years   10 Years
-----------------------                       --------   ------   -------   --------
Lehman Municipal Bond Index/3/                  3.12%     5.86%    6.00%      6.81%
Lipper General Municipal Debt Funds Avg./5/     2.82      5.46     4.70       5.74

                                                     Yields as of March 31, 2004
--------------------------------------------------------------------------------

                                              Class A   Class B
                                              -------   -------
SEC 30-day yield/6/                            3.26%     2.66%
Taxable equivalent yield/7/                    5.03      4.11

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                     [CHART]

                                    Pie chart

                             Aaa                    35.0%
                             Aa                     25.5%
                             A                       9.7%
                             Baa                    21.1%
                             Ba                      3.1%
                             Not rated               1.0%
                             Short term & other      4.6%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

                             1 year or less         14.1%
                             1-5 years              11.2%
                             5-10 years             68.0%
                             10+ years               6.7%

                     Average effective maturity: 7.3 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/5/ Lipper General Municipal Debt Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/6/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/7/ Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains distributions, if any, are subject to the capital gains tax.

--------------------------------------------------------------------------------
                      Loomis Sayles Strategic Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks high current income, with a secondary objective of capital growth

--------------------------------------------------------------------------------

Strategy:

Invests primarily in income-producing securities in the U.S. and around the world

--------------------------------------------------------------------------------

Fund Inception:

May 1, 1995

--------------------------------------------------------------------------------

Managers:

Daniel J. Fuss
Kathleen C. Gaffney
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFZX
Class B   NEZBX
Class C   NECZX
Class Y   NEZYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

                                                           Management Discussion
--------------------------------------------------------------------------------

High-yielding U.S. corporate bonds, convertible securities and international issues proved to be a powerful combination of investment tools for Loomis Sayles Strategic Income Fund. The fund's total return was 12.32% for the six months ended March 31, 2004, based on the net asset value of Class A shares and $0.47 in reinvested dividends. By contrast, the total return on the fund's benchmark, the Lehman Aggregate Bond Index, was 2.98% for the period. The fund has more flexibility than the benchmark in pursuit of superior returns. The fund's SEC yield at the end of March was 4.49%.

High-yield bonds and convertibles keyed fund's strong performance

Positive momentum for corporate profits and the brightening economic outlook led yield-conscious investors to a wide range of corporate bonds. One result was continuing gains among lower-rated, high-yielding issues, which also benefited from improving credit quality.

A successful strategy during this period was the use of convertible bonds - securities convertible into common stock under specified conditions - as a way of gaining exposure to high-yielding CCC-rated credits. Convertibles represented about 12% of the portfolio at the end of March. Network specialist Lucent Technologies had been one of the companies hit hardest by the technology downturn. Lucent's convertible bonds rose during this period, reflecting a flow of good corporate news that included a large contract award from Verizon and a ratings upgrade from Standard & Poor's. Bonds of IMC Global, a leading producer of agricultural products and animal feed, have had a strong run based on growth in world agriculture, as well as from its announced plans to merge with Cargill. Higher grain prices also worked in IMC's favor, because high grain prices encourage farming.

International holdings also contributed

Large trade imbalances, the burgeoning federal deficit and the weakness in the U.S. dollar benefited bonds denominated in other, stronger currencies. Convertibles of London-based Colt Telecom gained on revenue growth, reduced outlays and strength in the euro. In addition, Latin American issues rose thanks to better investor sentiment and attractive yields. Improving economic conditions led to significant appreciation in Brazilian bonds, and we took some profits. Government issues in Venezuela and Ecuador also recorded gains. Our emphasis on Canadian issues was also beneficial. U.S. economic expansion brought spillover benefits to Canada's economy, boosting holdings of bonds issued by Canada's provincial governments; exports to the U.S. represent the bulk of Canada's economic output. Overall, international and emerging market issues made up a lion's share of the portfolio at the end of the period.

The Dominican Republic and oil services were negatives

Among the disappointments encountered over this period, an economic slump and falling currency drove down bonds of the Dominican Republic. And Trico Marine suffered due to sluggish offshore drilling activity and weak demand in the North Sea and Gulf of Mexico. We took advantage of price weakness to add to the fund's holdings in both.

Adjusting to meet changing conditions

As the economic expansion continues, interest rate hikes seem more likely. For that reason we are reducing the fund's duration - its sensitivity to interest rate changes. We have also taken profits in bonds that have risen based on the improved credit quality of their issuers. In addition, we added to the fund's government holdings, notably in Norway, Sweden and Singapore. A favorable currency outlook enhances potential in these countries. As always, our security selections will continue to be the result of intensive research.

--------------------------------------------------------------------------------
                      Loomis Sayles Strategic Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------
Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                       May 1, 1995 through March 31, 2004

                                    [CHART]

                                   Line chart

                           Class A      Lehman      Lehman
                          @ Maximum   Aggregate   Universal
   Month     Net Asset      Sales        Bond        Bond
    End      Value /1/   Charge /2/   Index /3/   Index /4/
----------   ---------   ----------   ---------   ---------
  5/1/1995     10,000       9,550       10000       10,000
 5/31/1995     10,014       9,563       10000       10,000
 6/30/1995     10,017       9,566       10073       10,073
 7/31/1995     10,096       9,642       10051       10,058
 8/31/1995     10,192       9,733       10172       10,176
 9/30/1995     10,410       9,942       10271       10,280
10/31/1995     10,355       9,889       10405       10,407
11/30/1995     10,647      10,168       10561       10,564
12/31/1995     11,038      10,541       10709       10,724
 1/31/1996     11,302      10,793       10780       10,817
 2/29/1996     10,995      10,500       10593       10,630
 3/31/1996     11,073      10,575       10519       10,564
 4/30/1996     11,057      10,559       10460       10,521
 5/31/1996     11,232      10,727       10438       10,506
 6/30/1996     11,383      10,871       10579       10,647
 7/31/1996     11,360      10,849       10608       10,677
 8/31/1996     11,569      11,048       10590       10,674
 9/30/1996     11,974      11,435       10774       10,869
10/31/1996     12,316      11,761       11013       11,095
11/30/1996     12,816      12,239       11202       11,292
12/31/1996     12,638      12,069       11098       11,201
 1/31/1997     12,674      12,104       11132       11,249
 2/28/1997     12,875      12,295       11159       11,289
 3/31/1997     12,735      12,162       11036       11,157
 4/30/1997     12,816      12,239       11201       11,326
 5/31/1997     13,091      12,502       11307       11,446
 6/30/1997     13,388      12,785       11441       11,585
 7/31/1997     13,990      13,361       11749       11,902
 8/31/1997     13,629      13,016       11649       11,804
 9/30/1997     14,110      13,475       11821       11,986
10/31/1997     13,814      13,193       11992       12,100
11/30/1997     13,889      13,264       12048       12,166
12/31/1997     13,818      13,196       12169       12,296
 1/31/1998     14,043      13,411       12325       12,450
 2/28/1998     14,300      13,657       12316       12,460
 3/31/1998     14,607      13,949       12358       12,517
 4/30/1998     14,611      13,953       12423       12,581
 5/31/1998     14,372      13,726       12541       12,672
 6/30/1998     14,143      13,507       12647       12,755
 7/31/1998     13,966      13,338       12674       12,786
 8/31/1998     12,252      11,700       12880       12,785
 9/30/1998     12,648      12,079       13182       13,088
10/31/1998     12,785      12,209       13112       13,034
11/30/1998     13,642      13,028       13186       13,164
12/31/1998     13,579      12,968       13226       13,194
 1/31/1999     13,814      13,192       13320       13,282
 2/28/1999     13,617      13,004       13088       13,071
 3/31/1999     14,336      13,691       13160       13,171
 4/30/1999     15,255      14,569       13202       13,249
 5/31/1999     14,782      14,117       13086       13,115
 6/30/1999     14,825      14,158       13045       13,092
 7/31/1999     14,532      13,879       12989       13,039
 8/31/1999     14,351      13,705       12983       13,024
 9/30/1999     14,443      13,793       13133       13,165
10/31/1999     14,564      13,909       13182       13,220
11/30/1999     14,828      14,160       13181       13,242
12/31/1999     15,231      14,546       13117       13,216
 1/31/2000     15,090      14,411       13074       13,172
 2/29/2000     15,684      14,978       13232       13,339
 3/31/2000     15,843      15,130       13407       13,495
 4/30/2000     15,390      14,697       13368       13,452
 5/31/2000     14,893      14,223       13362       13,428
 6/30/2000     15,461      14,765       13640       13,717
 7/31/2000     15,597      14,895       13764       13,850
 8/31/2000     15,940      15,223       13964       14,052
 9/30/2000     15,519      14,820       14051       14,123
10/31/2000     14,887      14,217       14144       14,180
11/30/2000     14,810      14,143       14376       14,371
12/31/2000     15,335      14,645       14642       14,646
 1/31/2001     15,822      15,110       14882       14,933
 2/28/2001     15,798      15,087       15011       15,058
 3/31/2001     15,201      14,517       15087       15,109
 4/30/2001     14,953      14,280       15024       15,042
 5/31/2001     15,288      14,600       15115       15,150
 6/30/2001     15,246      14,560       15172       15,193
 7/31/2001     15,258      14,571       15511       15,492
 8/31/2001     15,595      14,893       15689       15,685
 9/30/2001     14,821      14,154       15872       15,798
10/31/2001     15,170      14,487       16204       16,116
11/30/2001     15,385      14,693       15980       15,927
12/31/2001     15,314      14,625       15879       15,832
 1/31/2002     15,488      14,791       16007       15,965
 2/28/2002     15,674      14,968       16162       16,114
 3/31/2002     15,854      15,141       15894       15,881
 4/30/2002     16,237      15,507       16202       16,184
 5/31/2002     16,581      15,835       16339       16,306
 6/30/2002     16,317      15,583       16481       16,365
 7/31/2002     15,931      15,214       16680       16,504
 8/31/2002     16,376      15,639       16961       16,808
 9/30/2002     16,155      15,428       17236       17,049
10/31/2002     16,476      15,735       17157       16,990
11/30/2002     17,093      16,324       17153       17,036
12/31/2002     17,683      16,888       17507       17,389
 1/31/2003     18,181      17,362       17522       17,436
 2/28/2003     18,672      17,832       17765       17,684
 3/31/2003     18,852      18,004       17751       17,701
 4/30/2003     19,934      19,037       17897       17,910
 5/31/2003     20,931      19,989       18231       18,252
 6/30/2003     21,196      20,242       18195       18,248
 7/31/2003     20,618      19,690       17583       17,661
 8/31/2003     20,855      19,916       17700       17,787
 9/30/2003     21,874      20,890       18168       18,262
10/31/2003     22,369      21,363       17999       18,131
11/30/2003     22,991      21,956       18042       18,194
12/31/2003     23,844      22,771       18226       18,401
 1/31/2004     24,269      23,177       18372       18,560
 2/29/2004     24,252      23,161       18571       18,743
 3/31/2004     24,565      23,458       18710       18,892

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                         Since
                               6 Months/7/   1 Year/7/   5 Years/7/   Inception/7/
                               -----------   ---------   ----------   ------------
Class A (Inception 5/1/95)

Net Asset Value/1/                12.32%       30.33%      11.37%        10.60%
With Maximum Sales Charge/2/       7.29        24.48       10.36         10.03

Class B (Inception 5/1/95)

Net Asset Value/1/                11.83        29.32       10.54          9.76
With CDSC/5/                       6.83        24.32       10.27          9.76

Class C (Inception 5/1/95)

Net Asset Value/1/                11.82        29.34       10.54          9.73
With CDSC/5/                      10.82        28.34       10.54          9.73

Class Y (Inception 12/1/99)

Net Asset Value/1/                12.41        30.65          --         12.73
--------------------------------------------------------------------------------

                                                              Since
                                                             Class A,        Since
                                                              B and C        Class Y
Comparative Performance      6 Months   1 Year   5 Years   Inception/8/   Inception/8/
-----------------------      --------   ------   -------   ------------   ------------
Lehman Aggregate Bond
   Index/3/                    2.98%     5.40%    7.29%        7.35%          8.72%
Lehman Universal Bond
   Index/4/                    3.45      6.73     7.48         7.47           8.77
Lipper Multi-Sector Income
   Funds Avg./6/               5.75     13.87     6.07         6.86           6.87

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a predecessor fund. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class A performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                    [CHART]

                                   Pie Chart

                             Aaa                  26.5%
                             Aa                    9.5%
                             A                     3.6%
                             Baa                   6.3%
                             Ba                   25.1%
                             B                     7.0%
                             Caa                   1.5%
                             Not rated             7.7%
                             Short-term & other

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                    [CHART]

                                   Pie Chart

                             1 year or less        7.0%
                             1-5 years            41.8%
                             5-10 years           11.9%
                             10+ years            39.3%

                     Average Effective Maturity: 11.8 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/ Lehman Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Indexes.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/6/ Lipper Multi-Sector Income Funds Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Lipper Inc.
/7/ The adviser waived certain fees and expenses of each class of share except Class Y during the periods indicated, without which performance would have been lower.
/8/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class A, B and C from 5/31/95; Class Y from 12/31/99.

--------------------------------------------------------------------------------
                             Additional Information
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should read the prospectus and consider a fund's objective, risks and expenses carefully before investing.

Proxy Voting Information

A description of the Funds' proxy voting policies and procedures is available
(i) without charge, upon request, by calling CDC Nvest Funds at 800-225-5478;
(ii) on the Funds' website www.cdcnvestfunds.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Loomis Sayles Core Plus Bond Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                        Description                          Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 96.9% of Total Net Assets
              Aerospace & Defense --1.6%
$ 1,400,000   Northrop Grumman Corp.
              7.125%, 2/15/2011                                      $ 1,654,815
  2,905,000   Raytheon Co.
              6.150%, 11/01/2008                                       3,229,703
                                                                     -----------
                                                                       4,884,518
                                                                     -----------
              Asset-Backed -- 4.2%
  2,000,000   American Express Credit Account Master Trust
              1.690%, 1/15/2009                                        1,988,266
    690,000   AmeriCredit Automobile Receivables Trust, Series
              2003-D-M,
              Class A-4
              2.840%, 8/06/2010                                          698,557
  3,675,000   Citibank Credit Card Issuance Trust
              2.700%, 1/15/2008                                        3,734,970
    981,766   Connecticut RRB Special Purpose Trust
              5.360%, 3/30/2007                                        1,007,620
  3,430,000   Countrywide Asset Backed Securities, Series 2003-5,
              Class Af43
              4.905%, 8/25/2032                                        3,552,633
  1,850,000   Residential Asset Securities Corp., Series
              2003-KS10,
              Class A14
              4.470%, 3/25/2032                                        1,907,046
                                                                     -----------
                                                                      12,889,092
                                                                     -----------
              Automotive -- 3.9%
  1,785,000   Ford Motor Co.
              7.450%, 7/16/2031                                        1,782,631
  1,510,000   Ford Motor Credit Co., Global Note
              5.625%, 10/01/2008 (c)                                   1,558,509
    715,000   General Motors Acceptance Corp.
              8.000%, 11/01/2031                                         791,401
  4,325,000   General Motors Corp.
              8.375%, 7/15/2033                                        4,906,111
  2,880,000   Navistar International Corp., Senior Subordinated
              Note
              9.375%, 6/01/2006                                        3,189,600
                                                                     -----------
                                                                      12,228,252
                                                                     -----------
              Banking -- 3.5%
    830,000   Bank of America Corp.
              5.875%, 2/15/2009                                          926,171
  2,550,000   Capital One Bank
              6.500%, 6/13/2013                                        2,773,915
  1,400,000   Chevy Chase Bank FSB, Senior Note
              6.875%, 12/01/2013                                       1,438,500
  1,435,000   Citigroup, Inc.
              5.000%, 3/06/2007                                        1,539,843
  1,420,000   J.P. Morgan Chase & Co.
              5.750%, 1/02/2013                                        1,543,432
  1,200,000   State Street Institutional Capital A, 144A
              7.940%, 12/30/2026                                       1,391,388
  1,205,000   Wells Fargo & Co.
              3.500%, 4/04/2008 (c)                                    1,234,721
                                                                     -----------
                                                                      10,847,970
                                                                     -----------
              Beverages -- 0.5%
  1,350,000   Cia Brasileira de Bebidas, Guaranteed Note, 144A
              8.750%, 9/15/2013                                        1,481,625
                                                                     -----------
              Brokerage -- 1.4%
  3,815,000   Lehman Brothers Holdings, Inc.
              7.000%, 2/01/2008                                        4,373,409
                                                                     -----------
              Chemicals -- 2.9%
$ 3,455,000   Eastman Chemical Co.
              6.300%, 11/15/2018                                     $ 3,726,217
  1,470,000   ICI Wilmington, Inc.
              5.625%, 12/01/2013                                       1,534,987
  3,045,000   IMC Global, Inc.
              10.875%, 6/01/2008                                       3,669,225
                                                                     -----------
                                                                       8,930,429
                                                                     -----------
              Construction Machinery -- 0.6%
  1,600,000   Case New Holland, Inc., 144A
              9.250%, 8/01/2011                                        1,808,000
                                                                     -----------
              Consumer Goods & Services -- 0.3%
    770,000   Service Corp. International, US, Senior Note, 144A
              6.750%, 4/01/2016                                          772,406
                                                                     -----------
              Electric -- 4.7%
  2,240,000   Centerpoint Energy, Inc., Series B, Senior Note
              5.875%, 6/01/2008                                        2,326,932
  2,030,000   Empresa Nacional de Electricidad SA
              8.350%, 8/01/2013                                        2,290,412
  2,150,000   FirstEnergy Corp., Series B
              6.450%, 11/15/2011                                       2,353,887
  1,325,000   IPALCO Enterprises, Inc.
              0/8.375%, 11/14/2008 (d)                                 1,470,750
  4,485,000   Pacific Gas & Electric Co.
              6.050%, 3/01/2034                                        4,536,331
  1,450,000   Southern California Edison Co.
              7.625%, 1/15/2010                                        1,724,649
                                                                     -----------
                                                                      14,702,961
                                                                     -----------
              Electronics -- 0.4%
  1,225,000   Avnet, Inc.
              8.000%, 11/15/2006 (c)                                   1,347,500
                                                                     -----------
              Entertainment -- 0.5%
  1,290,000   AOL Time Warner, Inc.
              7.700%, 5/01/2032                                        1,524,970
                                                                     -----------
              Environmental -- 0.8%
  1,250,000   Allied Waste North America, Inc., Series B
              8.500%, 12/01/2008                                       1,400,000
  1,015,000   Allied Waste North America, Senior Note, 144A
              6.500%, 11/15/2010                                       1,036,569
                                                                     -----------
                                                                       2,436,569
                                                                     -----------
              Food and Beverage -- 1.2%
    788,000   Dean Foods Co.
              6.900%, 10/15/2017                                         827,400
    702,000   Dean Foods Co.
              8.150%, 8/01/2007                                          782,730
    290,000   Smithfield Foods, Inc.
              8.000%, 10/15/2009                                         324,075
  1,655,000   Smithfield Foods, Inc., Senior Note, Series B
              7.750%, 5/15/2013                                        1,820,500
                                                                     -----------
                                                                       3,754,705
                                                                     -----------
              Foreign Governments -- 0.6%
  2,375,000   Canadian Government
              5.750%, 9/01/2006 (CAD)                                  1,945,163
                                                                     -----------
              Government Agencies -- 9.0%
 10,400,000   Federal Home Loan Mortgage Corp.
              2.875%, 12/15/2006                                      10,603,570
  2,750,000   Federal Home Loan Mortgage Corp.
              3.220%, 6/20/2007 (SGD)                                  1,714,110

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                       Description                           Value (a)
--------------------------------------------------------------------------------
              Government Agencies -- continued
$ 6,600,000   Federal National Mortgage Association
              2.290%, 2/19/2009 (SGD)                                $ 3,927,781
  3,710,000   Federal National Mortgage Association
              5.250%, 1/15/2009                                        4,075,483
  7,695,000   United States Treasury Notes
              1.875%, 12/31/2005 (c)                                   7,748,803
                                                                     -----------
                                                                      28,069,747
                                                                     -----------
              Healthcare -- 1.1%
  3,050,000   HCA, Inc.
              6.950%, 5/01/2012                                        3,326,702
                                                                     -----------
              Home Construction -- 0.4%
  1,315,000   DR Horton, Inc., Senior Note
              5.000%, 1/15/2009                                        1,361,025
                                                                     -----------
              Industrial - Other -- 1.0%
  2,865,000   Aramark Services, Inc.
              7.000%, 7/15/2006                                        3,144,690
                                                                     -----------
              Information/Data Technology -- 0.6%
  1,700,000   Xerox Corp.
              7.125%, 6/15/2010                                        1,802,000
                                                                     -----------
              Integrated Energy -- 2.4%
  3,000,000   Pemex Finance, Ltd.
              9.150%, 11/15/2018                                       3,778,350
  3,265,000   Pemex Project Funding Master Trust
              0/7.875%, 2/01/2009 (d)                                  3,762,912
                                                                     -----------
                                                                       7,541,262
                                                                     -----------
              Media Cable -- 3.1%
  2,000,000   CSC Holdings, Inc.
              7.625%, 7/15/2018                                        2,110,000
    515,000   CSC Holdings, Inc.
              7.875%, 2/15/2018                                          552,337
  4,000,000   Shaw Communications, Inc., Class B, 144A
              7.400%, 10/17/2007 (CAD)                                 3,264,683
  2,785,000   TCI Communications, Inc.
              9.800%, 2/01/2012                                        3,696,876
                                                                     -----------
                                                                       9,623,896
                                                                     -----------
              Media Non - Cable -- 1.1%
  2,480,000   Clear Channel Communications, Inc.
              4.250%, 5/15/2009                                        2,533,513
    800,000   Dex Media West LLC/Dex Media West Finance Co., 144A
              9.875%, 8/15/2013                                          888,000
                                                                     -----------
                                                                       3,421,513
                                                                     -----------
              Mortgage Related -- 21.0%
  6,091,169   Federal Home Loan Mortgage Corp.
              4.500%, 8/01/2018                                        6,177,786
  7,944,354   Federal Home Loan Mortgage Corp.
              5.000%, with various maturities to 2018 (e)              8,176,679
  2,786,482   Federal Home Loan Mortgage Corp.
              5.500%, with various maturities to 2018 (e)              2,906,222
  8,101,155   Federal National Mortgage Association
              4.500%, with various maturities to 2033 (e)              7,925,507
  2,319,560   Federal National Mortgage Association
              5.000%, 5/01/2018                                        2,386,875
  7,116,513   Federal National Mortgage Association
              5.500%, with various maturities to 2033 (e)              7,351,330
  5,212,553   Federal National Mortgage Association
              6.000%, with various maturities to 2033 (e)              5,467,685
  7,481,330   Federal National Mortgage Association
              6.500%, with various maturities to 2033 (e)              7,860,595
  1,015,902   Federal National Mortgage Association
              7.000%, with various maturities to 2030 (e)              1,078,115
  1,071,698   Federal National Mortgage Association
              7.500%, with various maturities to 2032 (e)              1,148,953
  2,038,692   Government National Mortgage Association
              5.500%, 2/20/2034                                        2,096,353
  5,285,141   Government National Mortgage Association
              6.000%, with various maturities to 2032 (e)              5,525,139
  4,004,199   Government National Mortgage Association
              6.500%, with various maturities to 2032 (e)              4,229,413
  1,482,820   Government National Mortgage Association
              7.000%, with various maturities to 2029 (e)              1,584,004
    401,742   Government National Mortgage Association
              7.500%, with various maturities to 2030 (e)                433,276
    183,978   Government National Mortgage Association
              8.000%, 11/15/2029                                         201,150
    378,188   Government National Mortgage Association
              8.500%, with various maturities to 2023 (e)                419,913
     32,498   Government National Mortgage Association
              9.000%, with various maturities to 2016 (e)                 36,368
     92,606   Government National Mortgage Association
              11.500%, with various maturities to 2015 (e)               106,477
                                                                     -----------
                                                                      65,111,840
                                                                     -----------
              Non - Captive Consumer Financial -- 0.8%
  1,340,000   Goldman Sachs Group, Inc.
              6.600%, 1/15/2012                                        1,535,722
    982,000   Household Finance Corp.
              5.750%, 1/30/2007                                        1,069,530
                                                                     -----------
                                                                       2,605,252
                                                                     -----------
              Non - Captive Diversified Financial -- 1.1%
    500,000   General Electric Capital Corp., Series E, Medium
              Term Note
              1.725%, 6/27/2008 (SGD)                                    290,365
  2,895,000   International Lease Finance Corp.
              5.625%, 6/01/2007                                        3,157,278
                                                                     -----------
                                                                       3,447,643
                                                                     -----------
              Oil Field Services -- 1.2%
  1,480,000   Halliburton Co., Senior Note, 144A
              5.500%, 10/15/2010                                       1,567,524
  1,750,000   Transocean, Inc.
              6.625%, 4/15/2011                                        2,000,955
                                                                     -----------
                                                                       3,568,479
                                                                     -----------
              Paper -- 4.4%
  3,165,000   Abitibi-Consolidated Finance LP
              7.875%, 8/01/2009                                        3,367,513
  1,495,000   Abitibi-Consolidated, Inc.
              8.550%, 8/01/2010                                        1,634,213
  3,130,000   Boise Cascade Corp., Senior Note
              6.500%, 11/01/2010                                       3,355,958
  1,970,000   Georgia-Pacific Corp.
              7.500%, 5/15/2006                                        2,117,750
    480,000   Georgia-Pacific Corp.
              8.875%, 5/15/2031                                          537,600
  2,705,000   International Paper Co.
              4.000%, 4/01/2010                                        2,697,732
                                                                     -----------
                                                                      13,710,766
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                         Description                         Value (a)
--------------------------------------------------------------------------------
              Pharmaceuticals -- 1.4%
$ 2,750,000   Valeant Pharmaceuticals International, Senior Note,
                 144A
              7.000%, 12/15/2011                                    $  2,839,375
  1,470,000   Wyeth Corp.
              5.500%, 3/15/2013                                        1,542,983
                                                                    ------------
                                                                       4,382,358
                                                                    ------------
              Pipelines -- 0.9%
  2,464,000   Kinder Morgan Energy Partners LP
              7.125%, 3/15/2012                                        2,880,044
                                                                    ------------
              Railroads -- 0.4%
  1,155,000   CSX Corp.
              4.875%, 11/01/2009                                       1,215,786
                                                                    ------------
              Real Estate Investment Trusts -- 0.4%
  1,250,000   iStar Financial, Inc., Senior Note
              6.000%, 12/15/2010                                       1,312,500
                                                                    ------------
              Refining -- 0.9%
  2,550,000   Premcor Refining Group (The), Inc.
              7.500%, 6/15/2015                                        2,805,000
                                                                    ------------
              Restaurants -- 0.1%
    400,000   Domino's, Inc., Senior Subordinated Note
              8.250%, 7/01/2011                                          431,000
                                                                    ------------
              Retailers -- 0.7%
  1,982,000   J.C. Penney Co., Inc.
              9.750%, 6/15/2021                                        2,046,415
                                                                    ------------
              Sovereigns -- 1.3%
  4,785,000   Canadian Government
              5.500%, 6/01/2010 (CAD)                                  3,980,492
                                                                    ------------
              Supermarkets -- 2.5%
  1,365,000   Couche-Tard US LP / Couche-Tard Finance Corp.,
              Senior Subordinated Note, 144A
              7.500%, 12/15/2013                                       1,460,550
  2,155,000   Delhaize America, Inc.
              8.125%, 4/15/2011                                        2,478,250
    560,000   Delhaize America, Inc.
              9.000%, 4/15/2031                                          668,500
  2,720,000   Fred Meyer, Inc.
              7.450%, 3/01/2008                                        3,146,744
                                                                    ------------
                                                                       7,754,044
                                                                    ------------
              Supranational -- 1.2%
  2,610,000   Inter-American Development Bank
              5.500%, 3/30/2010 (EUR)                                  3,563,154
                                                                    ------------
              Tobacco -- 1.1%
  1,495,000   Altria Group, Inc., Note
              7.000%, 11/04/2013                                       1,647,551
  1,550,000   Philip Morris Cos., Inc.
              7.750%, 1/15/2027                                        1,727,627
                                                                    ------------
                                                                       3,375,178
                                                                    ------------
              Transportation Services -- 0.3%
  1,015,000   Overseas Shipholding Group, Senior Note
              7.500%, 2/15/2024                                        1,027,687
                                                                    ------------
              Treasuries -- 4.2%
 10,675,000   United States Treasury Notes
              3.500%, 11/15/2006 (c)                                  11,126,606
  1,540,000   United States Treasury Notes
              6.125%, 8/15/2007                                        1,738,035
                                                                    ------------
                                                                      12,864,641
                                                                    ------------

              U.S. Government Agencies -- 2.0%
  7,845,000   Federal National Mortgage Association,
                 Euro Medium Term Note
              6.375%, 8/15/2007 (AUD)                                  6,137,969
                                                                    ------------
              Wireless -- 0.6%
  1,345,000   AT&T Wireless Services, Inc.
              8.750%, 3/01/2031                                        1,744,469
                                                                    ------------
              Wirelines -- 4.6%
  1,095,000   AT&T Corp.
              0/8.750%, 11/15/2031 (d)                                 1,291,626
  3,200,000   LCI International, Inc.
              7.250%, 6/15/2007                                        2,928,000
  1,240,000   Qwest Corp.
              7.200%, 11/10/2026                                       1,140,800
    670,000   Qwest Corp.
              7.250%, 9/15/2025                                          623,100
  1,675,000   Qwest Corp.
              7.500%, 6/15/2023                                        1,566,125
  3,600,000   Sprint Capital Corp.
              6.875%, 11/15/2028                                       3,738,568
  1,045,000   Telus Corp.
              8.000%, 6/01/2011                                        1,258,817
  1,650,000   Verizon Communications, Inc.
              7.900%, 2/01/2027                                        1,859,764
                                                                    ------------
                                                                      14,406,800
                                                                    ------------
              Total Bonds and Notes (Identified Cost $285,268,518)   300,589,921
                                                                    ------------

Short Term Investments -- 10.1%

  5,286,414   Repurchase Agreement with Investors Bank & Trust Co.
              dated 3/31/2004 at 0.76% to be repurchased at
                 $5,286,526 on 4/01/2004, collateralized by
                 $5,349,630 Federal National Mortgage Association
                 Bond, 5.617%, due 12/01/2031 valued at $5,550,734     5,286,414
    945,667   Bank of Montreal, 1.01%, due 4/20/2004(f)                  945,667
  2,558,134   Bank of Nova Scotia, 1.01%, due 4/05/2004(f)             2,558,134
  3,979,320   BGI Prime Money Market Fund(f)                           3,979,320
    568,474   BNP Paribas, 1.01%, due 4/16/2004(f)                       568,474
    568,474   Citigroup, 1.03%, due 6/14/2004(f)                         568,474
    568,474   Credit Agricole Indosuez, 1.02%, due 4/19/2004(f)          568,474
  1,534,880   Credit Agricole Indosuez, 1.03%, due 4/12/2004(f)        1,534,880
    568,474   Den Danske Bank, 1.01%, due 4/20/2004(f)                   568,474
  3,410,845   Fleet National Bank, 1.063%, due 7/21/2004(f)            3,410,845
    170,542   Harris Trust & Savings Bank, 1.015%,
                 due 4/30/2004(f)                                        170,542
  1,421,185   Keybank, 0.98%, due 4/01/2004(f)                         1,421,185
  1,044,085   Merrill Lynch Premier Institional Fund(f)                1,044,085
  3,979,319   Merrimac Cash Fund-Premium Class(f)                      3,979,319
    852,711   Prefco, 1.031%, due 4/26/2004(f)                           852,711
    852,711   Sheffield Receivables Corp, 1.031%,
                 due 4/30/2004(f)                                        852,711
    284,237   Svenska Handlesbanken, 1.01%, due 4/23/2004(f)             284,237
  2,842,371   Wells Fargo, 1.02%, due 4/05/2004(f)                     2,842,371
                                                                    ------------
              Total Short Term Investments (Identified Cost
                 $31,436,317)                                         31,436,317
                                                                    ------------
              Total Investments -- 107.0%
              (Identified Cost $316,704,835) (b)                     332,026,238
              Other assets less liabilities                          (21,642,335)
                                                                    ------------
              Total Net Assets -- 100%                              $310,383,903
                                                                    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

     (a)  See Note 2a of Notes to Financial
          Statements.
     (b)  Federal Tax Information:
          At March 31, 2004, the net unrealized
          appreciation on investments based on cost of
          $317,511,170 for federal income tax purposes
          was as follows:
          Aggregate gross unrealized appreciation for
          all investments in which there is an excess
          of value over tax cost                                    $ 15,324,992
          Aggregate gross unrealized depreciation for
          all investments in which there is an excess
          of tax cost over value                                        (809,924)
                                                                    ------------
          Net unrealized appreciation                               $ 14,515,068
                                                                    ============
          At September 30, 2003, the Fund had a capital
          loss carryover of approximately $30,523,683 of
          which $887,621 expires on September 30, 2007,
          $7,872,697 expires on September 30, 2008 and
          $21,763,365 expires on September 30, 2010.
          This may be available to offset future
          realized capital gains, if any, to the extent
          provided by regulations.
     (c)  All or a portion of this security was on
          loan to brokers at March 31, 2004.
     (d)  Debt obligation initially issued in zero
          coupon form which converts to coupon form at
          a specified rate and date.
     (e)  The Fund's investment in mortgage related
          securities of the Federal Home Loan Mortgage
          Corporation, Federal National Mortgage
          Association and Government National Mortgage
          Association are interests in separate pools
          of mortgages. All separate investments in
          securities of each issuer which have the
          same coupon rate have been aggregated for
          the purpose of presentation in the schedule
          of investments.
     (f)  Represents investments of securities lending
          collateral.
    144A  Securities exempt from registration under
          Rule 144A of the Securities Act of 1933.
          These securities may be resold in transactions
          exempt from registrations,normally to
          qualified institutional buyers. At the period
          end, the value of these amounted to
          $16,510,120 or 5.3% of net assets.

          AUD - Australian Dollar
          CAD - Canadian Dollar
          EUR - Euro
          SGD - Singapore Dollar

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles Government Securities Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                         Description                         Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 97.8% of Total Net Assets
              Government Agencies -- 0.9%

$   600,000   Federal National Mortgage Association
              6.625%, 9/15/2009                                     $    699,924
                                                                    ------------
              Mortgage Related -- 15.5%
  4,416,159   Federal Home Loan Mortgage Corp.
              4.500%, 8/01/2033                                        4,319,642
  4,475,075   Federal National Mortgage Association
              5.500%, with various maturities to 2034 (c)              4,587,637
    373,323   Federal National Mortgage Association
              6.500%, 11/01/2031                                         392,233
    246,388   Federal National Mortgage Association
              7.500%, 12/01/2030                                         264,101
  1,908,655   Government National Mortgage Association
              6.500%, 5/15/2031                                        2,015,873
     20,447   Government National Mortgage Association
              8.500%, 2/15/2006                                           21,533
     94,913   Government National Mortgage Association
              9.000%, with various maturities to 2009 (c)                103,580
     36,549   Government National Mortgage Association
              9.500%, 8/15/2009                                           40,363
     16,977   Government National Mortgage Association
              10.000%, with various maturities to 2016 (c)                19,138
      4,167   Government National Mortgage Association
              12.500%, 6/15/2014                                           4,844
                                                                    ------------
                                                                      11,768,944
                                                                    ------------
              Treasuries -- 81.4%
  9,485,000   United States Treasury Bonds
              5.250%, 11/15/2028                                      10,014,083
 13,000,000   United States Treasury Bonds
              7.250%, 5/15/2016 (d)                                   16,784,222
 15,000,000   United States Treasury Bonds
              8.750%, with various maturities to 2020 (c)             21,921,870
  4,000,000   United States Treasury Bonds,
              Zero Coupon, 11/15/2014                                  3,344,288
  9,905,000   United States Treasury Note
              1.625%, 9/30/2005 (d)                                    9,949,876
                                                                    ------------
                                                                      62,014,339
                                                                    ------------
              Total Bonds and Notes (Identified Cost $70,168,235)     74,483,207
                                                                    ------------
Short Term Investments -- 31.6%
    871,450   Bank of Montreal, 1.01%, due 4/20/2004(e)                  871,450
  2,357,366   Bank of Nova Scotia, 1.01%, due 4/05/2004(e)             2,357,366
  3,667,015   BGI Prime Money Market Fund(e)                           3,667,015
    523,859   BNP Paribas, 1.01%, due 4/16/2004(e)                       523,859
    523,859   Citigroup, 1.03%, due 6/14/2004(e)                         523,859
    523,859   Credit Agricole Indosuez, 1.02%, due 4/19/2004(e)          523,859
  1,414,420   Credit Agricole Indosuez, 1.03%, due 4/12/2004(e)        1,414,420
    523,859   Den Danske Bank, 1.01%, due 4/20/2004(e)                   523,859
  3,143,155   Fleet National Bank, 1.063%, due 7/21/2004(e)            3,143,155
    157,158   Harris Trust & Savings Bank, 1.015%, due
                 4/30/2004(e)                                            157,158
  1,309,648   Keybank, 0.98%, due 4/01/2004(e)                         1,309,648
    962,144   Merrill Lynch Premier Institional Fund(e)                  962,144
  3,667,012   Merrimac Cash Fund-Premium Class(e)                      3,667,012
    785,789   Prefco, 1.031%, due 4/26/2004(e)                           785,789
    785,789   Sheffield Receivables Corp, 1.031%, due 4/30/2004(e)       785,789
    261,930   Svenska Handlesbanken, 1.01%, due 4/23/2004(e)             261,930
  2,619,296   Wells Fargo, 1.02%, due 4/05/2004(e)                     2,619,296
                                                                    ------------
              Total Short Term Investments
                 (Identified Cost $24,097,608)                        24,097,608
                                                                    ------------
              Total Investments -- 129.4%
              (Identified Cost $94,265,843)(b)                      $ 98,580,815
              Other assets less liabilities                          (22,388,762)
                                                                    ------------
              Total Net Assets -- 100%                              $ 76,192,053
                                                                    ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At March 31, 2004, the net unrealized appreciation on
     investments based on cost of $95,185,255 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost             $  3,578,998
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value                 (183,438)
                                                                    ------------
     Net unrealized appreciation                                    $  3,395,560
                                                                    ============
     At September 30, 2003, the Fund had a capital loss carryover of approximately $8,239,709 of which $1,888,922 expires on
     September 30, 2004, $5,687,678 expires on September 30, 2007 and $663,109 expires on September 30, 2008. This may be
     available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)  The Fund's investment in mortgage related securities of the
     Federal National Mortgage Association and the Government
     National Mortgage Association are interests in separate
     pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Bonds which
     have the same coupon rate have been aggregated for the
     purpose of presentation in the schedule of investments.
(d)  All or a portion of this security was on loan to brokers at
     March 31, 2004.
(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
            Loomis Sayles High Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                         Description                        Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 95.0% of Total Net Assets
             Aerospace & Defense -- 0.5%
$  250,000   TD Funding Corp., Senior Subordinated Note
             8.375%, 7/15/2011                                     $  265,000
                                                                   ----------
             Airlines -- 4.3%
   170,348   Continental Airlines, Inc.
             6.648%, 9/15/2017                                        166,669
   225,000   Continental Airlines, Inc., Class C-2
             7.434%, 9/15/2004                                        222,191
   170,379   Continental Airlines, Inc., Series 1998-1, Class 1B
             6.748%, 3/15/2017                                        141,268
    61,917   Continental Airlines, Inc., Series 1999-1, Class C
             6.954%, 8/02/2009                                         53,564
   112,225   Continental Airlines, Inc., Series 1999-2, Class B
             7.566%, 3/15/2020                                         96,580
 1,215,000   Delta Air Lines, Inc.
             8.300%, 12/15/2029                                       698,625
   800,000   Northwest Airlines, Inc.
             7.625%, 3/15/2005 (c)                                    780,000
                                                                   ----------
                                                                    2,158,897
                                                                   ----------
             Automotive -- 3.8%
   600,000   Cummins, Inc.
             7.125%, 3/01/2028                                        594,000
 1,000,000   Dana Corp.
             9.000%, 8/15/2011                                      1,202,500
   100,000   General Motors Corp.
             8.375%, 7/15/2033                                        113,436
                                                                   ----------
                                                                    1,909,936
                                                                   ----------
             Beverages -- 1.3%
   600,000   Bavaria SA, Senior Note, 144A
             8.875%, 11/01/2010                                       637,500
                                                                   ----------
             Building Materials -- 0.2%
   110,000   Jacuzzi Brands, Inc., Senior Note
             9.625%, 7/01/2010                                        121,550
                                                                   ----------
             Chemicals -- 6.9%
   615,000   Equistar Chemicals LP
             6.500%, 2/15/2006                                        627,300
   585,000   Ethyl Corp.
             8.875%, 5/01/2010                                        631,800
 1,000,000   Huntsman International LLC
             10.125%, 7/01/2009 (c)                                 1,017,500
   100,000   IMC Global, Inc.
             7.300%, 1/15/2028                                        105,500
   750,000   IMC Global, Inc.
             11.250%, 6/01/2011                                       888,750
   200,000   Nalco Co., Senior Subordinated Note, 144A
             8.875%, 11/15/2013 (c)                                   208,500
                                                                   ----------
                                                                    3,479,350
                                                                   ----------
             Construction Machinery -- 0.9%
   350,000   Case Credit Corp.
             6.750%, 10/21/2007                                       355,250
   100,000   Case New Holland, Inc., 144A
             9.250%, 8/01/2011                                        113,000
                                                                   ----------
                                                                      468,250
                                                                   ----------
             Consumer Products -- 1.5%
   600,000   Hasbro, Inc.
             6.600%, 7/15/2028                                        616,500
  $120,000   Rayovac Corp., Senior Subordinated Note
             8.500%, 10/01/2013                                    $  129,300
                                                                   ----------
                                                                      745,800
                                                                   ----------
             Electric -- 7.1%
   540,000   AES Corp. (The)
             7.750%, 3/01/2014                                        540,675
   450,000   AES Corp. (The)
             8.875%, 2/15/2011 (c)                                    480,375
   200,000   Calpine Corp.
             7.875%, 4/01/2008                                        145,750
   560,000   Calpine Corp., 144A
             8.750%, 7/15/2013 (c)                                    512,400
   200,000   Empresa Nacional de Electricidad SA
             7.875%, 2/01/2027                                        208,081
   250,000   Empresa Nacional de Electricidad SA
             8.350%, 8/01/2013                                        282,070
   525,000   Enersis SA
             7.400%, 12/01/2016 (yankee)                              538,289
   140,000   Enersis SA,Chile, 144A
             7.375%, 1/15/2014                                        145,145
   235,000   ESI Tractebel Acquisition Corp.
             7.990%, 12/30/2011                                       243,225
   280,130   Salton Sea Funding Corp.
             7.840%, 5/30/2010                                        305,342
    49,987   Salton Sea Funding Corp.
             8.300%, 5/30/2011                                         56,360
   125,000   TECO Energy, Inc.
             7.000%, 5/01/2012                                        131,875
                                                                   ----------
                                                                    3,589,587
                                                                   ----------
             Electronics -- 4.0%
   125,000   Corning, Inc.
             5.900%, 3/15/2014                                        123,750
   225,000   Corning, Inc.
             6.750%, 9/15/2013                                        236,376
   470,000   LSI Logic Corp.
             4.000%, 11/01/2006                                       461,187
   785,000   Lucent Technologies, Inc.
             6.450%, 3/15/2029                                        663,325
   300,000   Nortel Networks Corp.
             4.250%, 9/01/2008                                        304,875
   150,000   Northern Telecom Capital Corp.
             6.875%, 9/01/2023                                        143,250
   100,000   Northern Telecom Capital
             7.875%, 6/15/2026 (c)                                    102,500
                                                                   ----------
                                                                    2,035,263
                                                                   ----------
             Entertainment -- 0.9%
   415,000   Six Flags, Inc.
             8.875%, 2/01/2010                                        428,487
                                                                   ----------
             Environmental -- 1.0%
   400,000   Allied Waste North America, Inc., Senior Note,
                144A
             5.750%, 2/15/2011                                        387,000
    75,000   Allied Waste North America, Inc., Series B
             8.500%, 12/01/2008                                        84,000
    35,000   Allied Waste North America, Senior Note, 144A
             6.500%, 11/15/2010                                        35,744
                                                                   ----------
                                                                      506,744
                                                                   ----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

Principal
  Amount                       Description                        Value (a)
--------------------------------------------------------------------------------
            Food and Beverage -- 2.0%
 $350,000   Borden Chemical, Inc.
            7.875%, 2/15/2023                                    $  332,500
  550,000   Borden Chemical, Inc.
            9.200%, 3/15/2021                                       577,500
  100,000   Borden Chemical, Inc.
            9.250%, 6/15/2019                                       101,000
                                                                 ----------
                                                                  1,011,000
                                                                 ----------
            Gaming -- 0.8%
  405,000   MGM Mirage, Senior Note, 144A
            5.875%, 2/27/2014                                       404,494
                                                                 ----------
            Healthcare -- 0.7%
  150,000   HCA, Inc.
            7.500%, 12/15/2023                                      158,258
  200,000   HCA, Inc., Medium Term Note
            7.580%, 9/15/2025                                       212,078
                                                                 ----------
                                                                    370,336
                                                                 ----------
            Home Construction -- 1.6%
  475,000   DR Horton, Inc., Senior Note
            5.000%, 1/15/2009                                       491,625
  300,000   K. Hovnanian Enterprises, Inc.
            8.000%, 4/01/2012                                       333,750
                                                                 ----------
                                                                    825,375
                                                                 ----------
            Independent Energy -- 1.0%
  100,000   Chesapeake Energy Corp.
            7.500%, 9/15/2013                                       110,500
  170,000   Chesapeake Energy Corp., Senior Note, 144A
            6.875%, 1/15/2016 (c)                                   178,500
  215,000   Swift Energy Co.
            9.375%, 5/01/2012                                       239,725
                                                                 ----------
                                                                    528,725
                                                                 ----------
            Information/Data Technology -- 1.6%
  180,000   Maxtor Corp.
            5.750%, 3/01/2012                                       158,400
  100,000   Xerox Capital Trust I
            8.000%, 2/01/2027                                       98,250
  200,000   Xerox Corp.
            7.625%, 6/15/2013                                       213,000
  300,000   Xerox Corp., Medium Term Note
            7.200%, 4/01/2016                                       312,000
                                                                 ----------
                                                                    781,650
                                                                 ----------
            Integrated Energy -- 3.0%
  265,000   Cerro Negro Finance, Ltd., 144A
            7.900%, 12/01/2020                                      226,575
  275,000   Grant Prideco Escrow Corp.
            9.000%, 12/15/2009                                      310,063
  125,000   PDVSA Finance, Ltd.
            6.800%, 11/15/2008                                      122,500
  200,000   PDVSA Finance, Ltd.
            7.400%, 8/15/2016 (yankee)                              171,500
  500,000   PDVSA Finance, Ltd.
            9.375%, 11/15/2007                                      525,000
  200,000   Petrozuata Finance, Inc., 144A
            8.220%, 4/01/2017                                       182,000
                                                                 ----------
                                                                  1,537,638
                                                                 ----------
            Life Insurance -- 0.8%
  200,000   Provident Cos., Inc.
            7.250%, 3/15/2028 (c)                                   188,203
 $200,000   UnumProvident Corp.
            7.375%, 6/15/2032                                    $  191,050
                                                                 ----------
                                                                    379,253
                                                                 ----------
            Lodging -- 5.3%
  300,000   FelCor Lodging LP
            0/9.000%, 6/01/2011 (d)                                 321,750
  750,000   Host Marriott LP
            9.250%, 10/01/2007                                      840,000
  851,000   La Quinta Corp.
            7.000%, 8/15/2007                                       897,805
  300,000   La Quinta Inns, Inc. Medium Term Note
            7.330%, 4/01/2008                                       310,125
  300,000   Royal Caribbean Cruises, Ltd.
            7.500%, 10/15/2027                                      304,500
                                                                 ----------
                                                                  2,674,180
                                                                 ----------
            Media Cable -- 3.7%
  500,000   Charter Communications Holdings LLC
            9.625%, 11/15/2009                                      422,500
  150,000   Charter Communications Holdings, Inc., Senior Note
            10.000%, 5/15/2011                                      124,500
  900,000   CSC Holdings, Inc.
            7.875%, 12/15/2007                                      967,500
  200,000   Innova S de RL
            9.375%, 9/19/2013                                       217,000
  150,000   Rogers Communications, Inc.
            2.000%, 11/26/2005                                      141,750
                                                                 ----------
                                                                  1,873,250
                                                                 ----------
            Media Non - Cable -- 0.5%
  250,000   Dex Media, Inc., 144A
            8.000%, 11/15/2013                                      248,125
                                                                 ----------
            Metals & Mining -- 1.3%
  500,000   Ispat Inland ULC, 144A
            9.750%, 4/01/2014                                       520,000
  175,000   Vale Overseas, Ltd.
            8.250%, 1/17/2034                                       160,125
                                                                 ----------
                                                                    680,125
                                                                 ----------
            Oil Field Services -- 0.8%
  820,000   Trico Marine Services, Inc.
            8.875%, 5/15/2012 (c)                                   426,400
                                                                 ----------
            Other -- 0.5%
  250,000   Corrections Corp. of America
            7.500%, 5/01/2011                                       263,438
                                                                 ----------
            Packaging -- 1.4%
  300,000   Owens-Illinois Glass Container, North America
            7.750%, 5/15/2011                                       313,500
  350,000   Owens-Illinois, Inc., Senior Note
            7.500%, 5/15/2010 (c)                                   335,125
   75,000   Owens-Illinois, Inc., Senior Note
            7.800%, 5/15/2018                                        69,375
                                                                 ----------
                                                                    718,000
                                                                 ----------
            Paper -- 6.8%
  220,000   Abitibi-Consolidated, Inc.
            7.500%, 4/01/2028                                       201,170
  250,000   Abitibi-Consolidated, Inc.
            8.500%, 8/01/2029                                       245,442
  200,000   Arcel Finance, Ltd., 144A
            7.048%, 9/01/2011                                       212,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                         Description                        Value (a)
--------------------------------------------------------------------------------
             Paper -- continued
$  385,000   Boise Cascade Corp.
             7.350%, 2/01/2016                                     $   407,096
   200,000   Boise Cascade Corp., Series A, Medium Term Note
             7.450%, 8/10/2011                                         211,301
   685,000   Bowater, Inc.
             6.500%, 6/15/2013                                         670,444
   165,000   Georgia-Pacific Corp.
             7.250%, 6/01/2028                                         161,700
   200,000   Georgia-Pacific Corp.
             7.375%, 12/01/2025                                        198,000
   500,000   Georgia-Pacific Corp.
             9.500%, 12/01/2011 (c)                                    602,500
   350,000   Pope & Talbot, Inc.
             8.375%, 6/01/2013                                         364,000
   145,000   Tembec Industries, Inc.
             7.750%, 3/15/2012                                         139,925
                                                                   -----------
                                                                     3,413,578
                                                                   -----------
             Pharmaceuticals -- 2.9%
   385,000   Human Genome Sciences, Inc.
             3.750%, 3/15/2007                                         372,006
   187,000   IVAX Corp.
             4.500%, 5/15/2008                                         189,104
   300,000   Nektar Therapeutics
             3.500%, 10/17/2007                                        292,125
   250,000   Pharma Services Intermediate Holding Corp., Senior
                Note, 144A
             Zero Coupon, 4/01/2014(d)(f)                              143,125
   200,000   Quintiles Transnational Corp., 144A
             10.000%, 10/01/2013                                       208,000
   260,000   Vertex Pharmaceuticals, Inc., 144A
             5.750%, 2/15/2011                                         247,325
                                                                   -----------
                                                                     1,451,685
                                                                   -----------
             Pipelines -- 3.8%
   700,000   Coastal Corp.
             6.500%, 6/01/2008 (c)                                     598,500
   175,000   Tennessee Gas Pipeline Co.
             7.000%, 10/15/2028                                        163,625
   175,000   Williams Cos. (The), Inc.
             7.125%, 9/01/2011 (c)                                     183,750
   455,000   Williams Cos. (The), Inc.
             7.500%, 1/15/2031                                         439,075
   50,000    Williams Cos. (The), Inc.
             7.875%, 9/01/2021                                         50,625
   440,000   Williams Holdings of Delaware
             6.500%, 12/01/2008                                        457,050
                                                                   -----------
                                                                     1,892,625
                                                                   -----------
             Railroads -- 0.6%
   300,000   Grupo Transportacion Ferroviaria Mexicana SA de CV
             0/11.750%, 6/15/2009 (yankee)(d)                          301,500
                                                                   -----------
             Real Estate Investment Trusts -- 2.6%
 1,000,000   Crescent Real Estate Equities LP
             9.250%, 4/15/2009                                       1,112,500
   200,000   TriNet Corporate Realty Trust, Inc.
             7.700%, 7/15/2017                                         221,500
                                                                   -----------
                                                                     1,334,000
                                                                   -----------
             Refining -- 2.8%
   325,000   Citgo Petroleum Corp., Senior Note
             11.375%, 2/01/2011                                        379,438
   700,000   Premcor Refining Group (The), Inc.
             7.500%, 6/15/2015                                         770,000
   225,000   Premcor Refining Group (The), Inc., Senior Note
             6.750%, 2/01/2011                                         244,688
                                                                   -----------
                                                                     1,394,126
                                                                   -----------
             Restaurants -- 0.3%
   125,000   Domino's, Inc., Senior Subordinated Note
             8.250%, 7/01/2011                                         134,688
                                                                   -----------
             Retailers -- 4.5%
   250,000   Dillard's, Inc.
             6.625%, 1/15/2018                                         245,625
   800,000   Dillard's, Inc.
             7.750%, 7/15/2026                                         816,000
   800,000   Foot Locker, Inc.
             8.500%, 1/15/2022                                         897,000
   335,000   Toys R US, Inc.
             7.375%, 10/15/2018                                        328,300
                                                                   -----------
                                                                     2,286,925
                                                                   -----------
             Sovereigns -- 3.2%
   200,000   Dominican Republic, 144A
             9.040%, 1/23/2013                                         144,000
   345,000   Republic of Brazil
             8.250%, 1/20/2034 (c)                                     293,250
 1,000,000   Republic of Brazil
             9.375%, 4/07/2008 (c)                                   1,065,000
   125,000   Republic of Peru
             4.500%, 3/07/2017                                         110,000
                                                                   -----------
                                                                     1,612,250
                                                                   -----------
             Textile -- 1.9%
   905,000   Phillips Van-Heusen Corp.
             7.750%, 11/15/2023                                        936,675
                                                                   -----------
             Transportation Services -- 2.6%
   275,000   APL, Ltd.
             8.000%, 1/15/2024                                         259,875
   136,181   Atlas Air, Inc., Series 1998-1, Class 1A
             7.380%, 1/02/2018                                         129,274
   133,099   Atlas Air, Inc., Series 1999-1, Class 1A
             7.200%, 1/02/2019                                         124,873
   129,929   Atlas Air, Inc., Series 2000-1, Class A
             8.707%, 1/02/2019                                         124,290
   300,000   Overseas Shipholding Group, Senior Note
             7.500%, 2/15/2024                                         303,750
   350,000   Stena AB, Senior Note
             7.500%, 11/01/2013                                        365,750
                                                                   -----------
                                                                     1,307,812
                                                                   -----------
             Wirelines -- 5.6%
   150,000   Philippine Long Distance Telephone Co.
             8.350%, 3/06/2017                                         136,500
   700,000   Philippine Long Distance Telephone Co.
             10.500%, 4/15/2009                                        770,000
   375,000   Qwest Capital Funding, Inc.
             6.875%, 7/15/2028                                         290,626
   75,000    Qwest Capital Funding, Inc.
             7.000%, 8/03/2009 (c)                                     65,813
 1,890,000   Qwest Capital Funding, Inc.
             7.750%, 2/15/2031                                       1,549,800
                                                                   -----------
                                                                     2,812,739
                                                                   -----------
             Total Bonds and Notes (Identified Cost $44,257,556)    47,946,956
                                                                   -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Shares                            Description                           Value (a)
------------------------------------------------------------------------------------
Preferred Stocks -- 2.5%
             Electric -- 0.7%
     8,000   CMS Energy Trust I, 7.75%, 7/15/2027                        $  360,000
                                                                         ----------
             Electronics -- 0.4%
       175   Lucent Technologies Capital Trust I, 7.75%, 3/15/2017          220,710
                                                                         ----------
             Entertainment -- 0.2%
     3,000   Six Flags, Inc., 7.25%, 8/15/2009                               72,450
                                                                         ----------
             Pipelines -- 1.0%
     8,000   Williams Cos., Inc., 5.50%, 6/01/2033(c)                       510,000
                                                                         ----------
             Wirelines -- 0.2%
     2,000   Philippine Long Distance Telephone Co. (GDR), $14.00,
             12/31/2049                                                      92,000
                                                                         ----------
             Total Preferred Stocks (Identified Cost $1,134,032)          1,255,160
                                                                         ----------

 Principal
  Amount
------------------------------------------------------------------------------------
Short Term Investments -- 15.0%
$  464,304   Repurchase Agreement with Investors Bank & Trust Co.
             dated 3/31/2004 at 0.76% to be repurchased at $464,314
             on 4/01/2004, collateralized by $474,997 Federal National
             Mortgage Bond, 3.230%, due 3/25/2022 valued at $487,520         464,304
   257,254   Bank of Montreal, 1.01%, due 4/20/2004(e)                       257,254
   695,900   Bank of Nova Scotia, 1.01%, due 4/05/2004(e)                    695,900
 1,082,509   BGI Prime Money Market Fund(e)                                1,082,509
   154,644   BNP Paribas, 1.01%, due 4/16/2004(e)                            154,644
   154,644   Citigroup, 1.03%, due 6/14/2004(e)                              154,644
   154,644   Credit Agricole Indosuez, 1.02%, due 4/19/2004(e)               154,644
   417,540   Credit Agricole Indosuez, 1.03%, due 4/12/2004(e)               417,540
   154,644   Den Danske Bank, 1.01%, due 4/20/2004(e)                        154,644
   927,867   Fleet National Bank, 1.063%, due 7/21/2004(e)                   927,867
    46,394   Harris Trust & Savings Bank, 1.015%, due 4/30/2004(e)            46,394
   386,611   Keybank, 0.98%, due 4/01/2004(e)                                386,611
   284,027   Merrill Lynch Premier Institional Fund(e)                       284,027
 1,082,510   Merrimac Cash Fund-Premium Class(e)                           1,082,510
   231,967   Prefco, 1.031%, due 4/26/2004(e)                                231,967
   231,967   Sheffield Receivables Corp, 1.031%, due 4/30/2004(e)            231,967
    77,322   Svenska Handlesbanken, 1.01%, due 4/23/2004(e)                   77,322
   773,222   Wells Fargo, 1.02%, due 4/05/2004(e)                            773,222
                                                                         -----------
             Total Short Term Investments (Identified Cost $7,577,970)     7,577,970
                                                                         -----------
             Total Investments -- 112.5%
             (Identified Cost $52,969,558) (b)                            56,780,086
             Other assets less liabilities                                (6,290,236)
                                                                         -----------
             Total Net Assets -- 100%                                    $50,489,850
                                                                         ===========
       (a)   See Note 2a of Notes to Financial Statements.
       (b)   Federal Tax Information:
             At March 31, 2004, the net unrealized appreciation on
             investments based on cost of $52,977,808 for federal
             income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value over
             tax cost                                                    $ 4,651,778
             Aggregate gross unrealized depreciation for all
             investments in which there is an excessof tax cost
             over value                                                     (865,500)
                                                                         -----------
             Net unrealized appreciation                                 $ 3,786,278
                                                                         ===========

             At September 30, 2003, the Fund had a capital loss carryover of approximately $87,273,513 of which $458,229 expires on September 30, 2007, $16,613,930 expires on September 30, 2008, $43,374,721 expires on September 30,
             2009 and $26,826,633 expires on September 30, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

       (c) All or a portion of this security was on loan to brokers at March 31, 2004.
       (d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
       (e)   Represents investments of securities lending collateral.
       (f) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.

       GDR   Global Depositary Receipt
      144A   Securities exempt from registration under Rule 144A of
             the Securities Act of 1933. These securities may be
             resold in transactions exempt from registrations,
             normally to qualified institutional buyers. At the period
             end, the value of these amounted to $4,753,433 or 9.4% of
             net assets.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
                            Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                            Description                          Value (a)
-------------------------------------------------------------------------------------
Bonds and Notes -- 98.6% of Total Net Assets
              Asset-Backed -- 4.0%
$ 2,240,000   Residential Asset Mortgage Products, Inc.,Series
              2003-RZ5, Class A3
              3.800%, 7/25/2030                                          $  2,232,484
  1,675,000   Residential Funding Mortgage Securities II
              5.420%, 2/25/2016                                             1,729,044
  1,376,000   Residential Funding Mortgage Securities II, Series
              2003-HI4, Class A4
              4.590%, 4/25/2018                                             1,422,449
                                                                         ------------
                                                                            5,383,977
                                                                         ------------
              Government Agencies -- 13.4%
  2,935,000   Federal Farm Credit Bank
              2.375%, 10/02/2006                                            2,956,511
  6,200,000   Federal Home Loan Bank
              3.625%, 11/14/2008                                            6,379,738
  5,000,000   Federal Home Loan Mortgage Corp.
              5.750%, 4/15/2008                                             5,574,660
  3,000,000   Federal National Mortgage Association
              5.500%, 5/02/2006                                             3,223,344
                                                                         ------------
                                                                           18,134,253
                                                                         ------------
              Mortgage Related -- 54.0%
  2,611,778   Federal Home Loan Mortgage Corp.
              5.000%, 5/01/2018                                             2,688,157
    726,611   Federal Home Loan Mortgage Corp.
              7.000%, 2/01/2016                                               776,844
    150,106   Federal Home Loan Mortgage Corp.
              7.500%, with various maturities to 2026 (c)                     160,658
    137,807   Federal Home Loan Mortgage Corp.
              8.000%, with various maturities to 2015 (c)                     143,835
      9,131   Federal Home Loan Mortgage Corp.
              10.000%, 7/01/2019                                               10,269
    922,614   Federal Home Loan Mortgage Corp.
              11.500%, with various maturities to 2020 (c)                  1,048,208
  9,335,909   Federal National Mortgage Association
              4.000%, with various maturities to 2019 (c)                   9,279,438
  4,087,970   Federal National Mortgage Association
              4.500%, 11/01/2033                                            3,999,335
 19,824,378   Federal National Mortgage Association
              5.500%, with various maturities to 2033 (c)                  20,578,785
 16,526,151   Federal National Mortgage Association
              6.000%, with various maturities to 2033 (c)                  17,375,516
  2,329,846   Federal National Mortgage Association
              6.500%, with various maturities to 2032 (c)                   2,466,654
    712,695   Federal National Mortgage Association
              7.000%, 12/01/2022                                              766,761
  2,707,409   Federal National Mortgage Association
              7.500%, with various maturities to 2032 (c)                   2,901,395
    364,242   Federal National Mortgage Association
              8.000%, with various maturities to 2016 (c)                     391,708
  2,817,246   Government National Mortgage Association
              5.500%, 7/20/2033                                             2,896,726
    339,225   Government National Mortgage Association
              6.000%, 12/15/2031                                              354,672
  4,775,415   Government National Mortgage Association
              6.500%, with various maturities to 2033 (c)                   5,028,510
  1,831,064   Government National Mortgage Association
              7.000%, with various maturities to 2031 (c)                   1,952,946
     26,001   Government National Mortgage Association
              12.500%, with various maturities to 2015 (c)                     30,288
    284,450   Government National Mortgage Association
              16.000%, with various maturities to 2012 (c)                    340,717
     96,230   Government National Mortgage Association
              17.000%, with various maturities to 2011 (c)                    116,788
                                                                         ------------
                                                                           73,308,210
                                                                         ------------
              Supranational -- 3.3%
  3,210,000   Inter-American Development Bank Bonds
              12.250%, 12/15/2008                                           4,514,713
                                                                         ------------
              Treasuries -- 23.9%
 10,400,000   United States Treasury Notes
              2.000%, 8/31/2005                                            10,503,189
  1,290,000   United States Treasury Notes
              2.250%, 2/15/2007                                             1,300,986
  7,125,000   United States Treasury Notes
              3.125%, with various maturities to 2008 (c) (d)               7,275,716
  4,750,000   United States Treasury Notes
              3.375%, 11/15/2008 (d)                                        4,894,357
  3,800,000   United States Treasury Notes
              5.000%, 8/15/2011 (d)                                         4,187,273
  3,750,000   United States Treasury Notes
              6.625%, 5/15/2007                                             4,266,945
                                                                         ------------
                                                                           32,428,466
                                                                         ------------
              Total Bonds and Notes (Identified Cost $131,443,925)        133,769,619
                                                                         ------------
Short Term Investments -- 9.2%
  1,364,747   Repurchase Agreement with Investors Bank & Trust Co.
              dated 3/31/2004 at 0.76% to be repurchased at $1,364,776
              on 4/01/2004, collateralized by $1,388,959 Federal Home
              Loan Mortgage Corporation, 3.732%, due 1/01/2021 valued
              at $1,433,116                                                 1,364,747
    398,950   Bank of Montreal, 1.01%, due 4/20/2004 (e)                      398,950
  1,079,204   Bank of Nova Scotia, 1.01%, due 4/05/2004 (e)                 1,079,204
  1,678,763   BGI Prime Money Market Fund (e)                               1,678,763
    239,823   BNP Paribas, 1.01%, due 4/16/2004 (e)                           239,823
    239,823   Citigroup, 1.03%, due 6/14/2004 (e)                             239,823
    239,823   Credit Agricole Indosuez, 1.02%, due 4/19/2004 (e)              239,823
    647,523   Credit Agricole Indosuez, 1.03%, due 4/12/2004 (e)              647,523
    239,823   Den Danske Bank, 1.01%, due 4/20/2004 (e)                       239,823
  1,438,939   Fleet National Bank, 1.063%, due 7/21/2004 (e)                1,438,939
     71,947   Harris Trust & Savings Bank, 1.015%, due 4/30/2004 (e)           71,947
    599,558   Keybank, 0.98%, due 4/01/2004 (e)                               599,558
    440,470   Merrill Lynch Premier Institional Fund (e)                      440,470
  1,678,762   Merrimac Cash Fund-Premium Class (e)                          1,678,762
    359,735   Prefco, 1.031%, due 4/26/2004 (e)                               359,735
    359,735   Sheffield Receivables Corp, 1.031%, due 4/30/2004 (e)           359,735
    119,912   Svenska Handlesbanken, 1.01%, due 4/23/2004(e)                  119,912
  1,199,116   Wells Fargo, 1.02%, due 4/05/2004 (e)                         1,199,116
                                                                         ------------
              Total Short Term Investments (Identified Cost
              $12,396,653)                                                 12,396,653
                                                                         ------------
              Total Investments -- 107.8%
              (Identified Cost $143,840,578) (b)                          146,166,272
              Other assets less liabilities                               (10,522,291)
                                                                         ------------
              Total Net Assets -- 100%                                   $135,643,981
                                                                         ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:
              At March 31, 2004, the net
              unrealized appreciation on investments based on
              cost of $144,494,978 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value over
              tax cost                                               $1,811,411
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax cost
              over value                                               (140,117)
                                                                     ----------
              Net unrealized appreciation                            $1,671,294
                                                                     ==========
              At September 30, 2003, the Fund had a capital loss carryover of approximately $22,290,822 of which $4,342,078 expires on September 30, 2004,
              $2,731,339 expires on September 30, 2005,
              $10,626,315 expires on September 30, 2007,
              $4,165,768 expires on September 30, 2008 and
              $425,322 expires on September 30, 2011. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
        (c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage
              Corporation, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
        (d) All or a portion of this security was on loan to brokers at March 31, 2004.
        (e) Represents investments of securities lending collateral.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
                            Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                          Description                         Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 95.8% of Total Net Assets
             Highlands County, FL, Health Facilities
                Authority -- 1.2%
$1,000,000   Adventis Health System,
             5.875%, 11/15/2029                                      $ 1,061,210
                                                                     -----------
             Martha's Vineyard, MA -- 1.1%
 1,000,000   Land Bank Revenue,
             5.000%, 5/01/2032, (AMBAC insured)                        1,036,380
                                                                     -----------
             Massachusetts Bay Transportation Authority -- 6.3%
 3,000,000   Assessment Series A,
             5.250%, 7/01/2030                                         3,157,260
 2,500,000   Series A,
             5.000%, 7/01/2032                                         2,580,225
                                                                     -----------
                                                                       5,737,485
                                                                     -----------
             Massachusetts State -- 5.6%
 4,000,000   State Refunding Series A,
             6.500%, 11/01/2014, (AMBAC insured)                       5,023,440
                                                                     -----------
             Massachusetts State Development Finance
                Agency -- 16.3%
 2,500,000   Cambridge Street Development Series A,
             5.125%, 2/01/2034, (MBIA insured)                         2,602,125
 2,000,000   Health Care Facility Alliance,
             7.100%, 7/01/2032                                         1,963,560
 4,000,000   Mount Holyoke College,
             5.250%, 7/01/2031                                         4,203,560
 2,800,000   Refunding Springfield Resource Recovery-A,
             5.625%, 6/01/2019                                         2,941,708
 1,100,000   Visual and Performing Arts,
             6.000%, 8/01/2021                                         1,325,313
 1,610,000   WGBH Educational Foundation Series A,
             5.375%, 1/01/2042, (AMBAC insured)                        1,715,922
                                                                     -----------
                                                                      14,752,188
                                                                     -----------
             Massachusetts State Health &
                Educational Facilities Authority -- 37.4%
 1,160,000   Baystate Medical Center Series F,
             5.700%, 7/01/2027                                         1,213,685
 3,000,000   Boston University,
             5.000%, 10/01/2039                                        3,115,470
 2,200,000   Catholic Health East,
             5.500%, 11/15/2032                                        2,236,652
 3,000,000   Dana Farber Series G-1,
             6.250%, 12/01/2022                                        3,179,550
 3,000,000   Harvard Univerity Series N,
             6.250%, 4/01/2020                                         3,759,390
 1,200,000   Harvard University Series F,
             5.125%, 7/15/2037                                         1,255,692
 1,550,000   Milford-Whitinsville Regional Corp.,
             5.250%, 7/15/2018                                         1,505,019
 1,500,000   Milton Hospital Series C,
             5.500%, 7/01/2016                                         1,557,840
 3,000,000   Nichols College Series C,
             6.000%, 10/01/2017                                        3,132,210
 2,000,000   Partners Healthcare Systems Series B,
             5.250%, 7/01/2029                                         2,045,640
 2,500,000   Partners Healthcare Systems Series C,
             5.750%, 7/01/2021                                         2,707,750
 1,500,000   Tufts University Series I,
             5.250%, 2/15/2030                                         1,573,755
 1,000,000   University of Massachusetts Project Series C,
             5.250%, 10/01/2031, (MBIA insured)                        1,059,140
 2,000,000   University of Massachusetts Series C,
             5.125%, 10/01/2034, (FGIC insured)                        2,087,760
$2,265,000   Wellesley College Series F,
             5.125%, 7/01/2039                                       $ 2,350,753
 1,000,000   Williams College Series H,
             5.000%, 7/01/2033                                         1,035,370
                                                                     -----------
                                                                      33,815,676
                                                                     -----------
             Massachusetts State Housing Finance Agency -- 1.2%
 1,110,000   Single Family Mortgage Series 21,
             7.125%, 6/01/2025                                         1,111,687
                                                                     -----------
             Massachusetts State Port Authority -- 3.4%
 1,750,000   Delta Air Lines, Inc. Project Series A,
             5.500%, 1/01/2019, (AMBAC insured)                        1,851,605
 1,200,000   Series A,
             5.000%, 7/01/2033, (MBIA insured)                         1,241,532
                                                                     -----------
                                                                       3,093,137
                                                                     -----------
             Massachusetts State Turnpike Authority -- 3.3%
 2,950,000   Metropolitan Highway System, Capital Appreciation
             Senior Series A,
             5.000%, 1/01/2037, (MBIA insured)                         3,009,679
                                                                     -----------
             Massachusetts State Water Resources Authority -- 6.8%
 2,000,000   General Series B,
             5.125%, 8/01/2027, (MBIA insured)                         2,098,000
 3,240,000   Series A,
             6.500%, 7/15/2019, (FGIC insured)                         4,017,794
                                                                     -----------
                                                                       6,115,794
                                                                     -----------
             Michigan State Hospital Finance Authority -- 1.8%
 1,500,000   Oakwood Obligated Group,
             5.500%, 11/01/2017                                        1,605,780
                                                                     -----------
             New England Education Loan Marketing -- 3.8%
 3,000,000   Student Loan Revenue Bond Sub-Issue H,
             6.900%, 11/01/2009                                        3,458,730
                                                                     -----------
             Puerto Rico Commonwealth Aqueduct &
                Sewer Authority -- 5.0%
 3,000,000   Aqueduct & Sewer Authority,
             6.250%, 7/01/2013                                         3,618,810
   695,000   Aqueduct & Sewer Authority,
             10.250%, 7/01/2009                                          862,891
                                                                     -----------
                                                                       4,481,701
                                                                     -----------
             University of Massachusetts Building Authority -- 2.6%
 2,200,000   SR - Series 1,
             5.250%, 11/01/2028, (AMBAC insured)                       2,338,446
                                                                     -----------
             Total Tax Exempt Obligations
             (Cost $81,567,026)                                       86,641,333
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
                       Schedule of Investments (Continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                          Description                         Value (a)
--------------------------------------------------------------------------------
Short Term Investment -- 2.9% of Total Net Assets
$2,650,803   Repurchase Agreement with Investors Bank & Trust Co.
             dated 3/31/2004 at 0.76% to be repurchased at
             $2,650,859 on 4/01/2004, collateralized by $2,774,873
             Federal National Mortgage Association Bond, 1.49%,
             due 5/15/2032 valued at $2,783,569                      $ 2,650,803
                                                                     -----------
             Total Short Term Investment
             (Cost $2,650,803)                                         2,650,803
                                                                     -----------
             Total Investments -- 98.7%
             (Identified Cost $84,217,829) (b)                        89,292,136
             Other assets less liabilities                             1,156,472
                                                                     -----------
             Total Net Assets -- 100.0%                              $90,448,608
                                                                     ===========

        (a)  See Note 2a of Notes to Financial Statements.
        (b)  Federal Tax Information:
             At March 31, 2004, the net unrealized appreciation on
             investments based on cost of $84,215,824 for federal
             income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value over
             tax cost                                                $5,225,577
             Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value                                                (149,265)
                                                                     ----------
             Net unrealized appreciation                             $5,076,312
                                                                     ==========

             At September 30, 2003, the Fund had a capital loss carryover of approximately $2,539,647 of which $1,419,707 expires on September 30, 2007, $116,500 expires on September 30, 2008 and $1,003,440 expires on September 30, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     AMBAC   American Municipal Bond Assurance Corp.
      FGIC   Financial Guarantee Insurance Company
      MBIA   Municipal Bond Investors Assurance Corp.

Holdings By Revenue Source at March 31, 2004 (unaudited)

                           % of Net Assets
                           ---------------
University                       14.8
College                          11.9
Water                            11.7
Financial                         8.4
Hospital                          7.1
Revenue                           4.6
Health                            4.2
Student Loan                      3.8
Special Assessment                3.5
Miscellaneous                     3.4
Turnpike                          3.3
Pooled Funds                      3.3
Hospital System Bonds             3.0
Financial Services                2.9
Mass Transit                      2.9
Nursing Home                      2.2
Airport                           2.1
Other, less than 2% each          5.6

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Loomis Sayles Municipal Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                          Description                         Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 95.4% of Total Net Assets
             California -- 4.4%
$2,000,000   California State,
             5.125%, 6/01/2027                                       $ 2,019,440
   100,000   Golden State Tobacco Securitization Corp.,
             5.750%, 6/01/2021                                           104,635
   250,000   Golden State Tobacco Securitization Corp.,
             5.750%, 6/01/2022                                           261,105
   250,000   Golden State Tobacco Securitization Corp.,
             5.750%, 6/01/2023                                           260,050
 3,000,000   Sacramento, CA, Power Authority,
             6.000%, 7/01/2022                                         3,179,970
                                                                     -----------
                                                                       5,825,200
                                                                     -----------
             Colorado -- 1.6%
 2,000,000   Denver, CO, City & County Airport,
             5.250%, 11/15/2023, (MBIA insured)                        2,134,620
                                                                     -----------
             District of Columbia -- 4.1%
 5,280,000   Metropolitan Washington D.C. Airports Authority,
             5.125%, 10/01/2029, (FGIC insured)                        5,451,758
                                                                     -----------
             Florida -- 6.2%
 3,000,000   Escambia County, FL, Pollution Control,
             6.900%, 8/01/2022                                         3,099,720
 5,000,000   Highlands County, FL, Health Facilities Authority,
                Multiple Obligors,
             5.375%, 11/15/2035                                        5,086,850
                                                                     -----------
                                                                       8,186,570
                                                                     -----------
             Illinois -- 9.6%
 1,000,000   Chicago, IL, Skyway Toll Bridge,
             5.375%, 1/01/2011                                         1,103,030
 2,780,000   Illinois Educational Facilities Authority,
                University of Chicago,
             5.000%, 7/01/2033                                         2,871,962
 3,000,000   Illinois Educational Facilities Authority,
                University of Chicago,
             5.125%, 7/01/2038                                         3,087,810
 1,750,000   Illinois State,
             5.400%, 12/01/2020, (MBIA insured)                        1,922,900
 3,500,000   Metropolitan Pier & Exposition Authority,
             5.250%, 6/15/2042, (MBIA insured)                         3,677,800
                                                                     -----------
                                                                      12,663,502
                                                                     -----------
             Indiana -- 5.6%
 2,000,000   Indiana Transportation Finance Authority,
             5.375%, 12/01/2025                                        2,123,060
 5,000,000   Indianapolis, IN, Local Public Improvement Bond Bank,
             5.250%, 7/01/2033, (MBIA insured)                         5,245,650
                                                                     -----------
                                                                       7,368,710
             Massachusetts -- 2.3%
   900,000   Massachusetts Housing Finance Agency,
             6.600%, 12/01/2026                                          923,985
 2,000,000   Massachusetts Turnpike Authority,
             5.000%, 1/01/2039, (AMBAC insured)                        2,052,540
                                                                     -----------
                                                                       2,976,525
                                                                     -----------
             Michigan -- 7.3%
 2,850,000   Michigan Hospital Finance Authority, Henry Ford
                Health System,
             5.500%, 3/01/2014                                         3,115,677
 1,100,000   Michigan State Hospital Finance Authority, Oakwood
                Obligated Group,
             5.500%, 11/01/2014                                        1,210,792
 5,000,000   University of Michigan,
             5.250%, 12/01/2020                                        5,228,000
                                                                     -----------
                                                                       9,554,469
                                                                     -----------
             Mississippi -- 4.0%
$2,000,000   Lowndes County, MS, Solid Waste Disposal & Pollution
                Control,
             6.700%, 4/01/2022                                       $ 2,345,380
 2,500,000   Lowndes County, MS, Solid Waste Disposal & Pollution
                Control,
             6.800%, 4/01/2022                                         2,960,725
                                                                     -----------
                                                                       5,306,105
                                                                     -----------
             New Jersey -- 0.8%
 1,000,000   New Jersey Health Care Facilities Financing Authority,
                Catholic Health East, 5.375%, 11/15/2033               1,026,950
                                                                     -----------
             New York -- 11.7%
 2,000,000   New York City, NY,
             6.000%, 1/15/2020                                         2,264,080
 3,000,000   New York Dormitory Authority,
             5.500%, 5/15/2013                                         3,445,620
 2,740,000   New York Dormitory Authority,
             5.750%, 7/01/2013                                         3,181,880
 1,300,000   Port Authority of New York & New Jersey,
             7.000%, 10/01/2007                                        1,348,243
 5,000,000   Triborough Bridge & Tunnel Authority,
             5.000%, 1/01/2032                                         5,151,950
                                                                     -----------
                                                                      15,391,773
                                                                     -----------
             North Carolina -- 1.1%
 1,300,000   North Carolina Eastern Municipal Power Agency,
             5.500%, 1/01/2012                                         1,436,084
                                                                     -----------
             Oregon -- 3.1%
 4,000,000   Western Generation Agency,
             7.400%, 1/01/2016                                         4,094,120
                                                                     -----------
             Pennsylvania -- 11.5%
 3,300,000   Lehigh County, PA, General Purpose Authority,
             Saint Luke's Hospital of Bethlehem, 5.250%, 8/15/2023     3,313,365
 3,000,000   Pennsylvania Economic Development Financing
                Authority,
             6.600%, 1/01/2019                                         3,048,720
 3,000,000   Pennsylvania Economic Development Financing
                Authority,
             7.600%, 12/01/2024                                        3,161,640
 5,000,000   Pennsylvania Industrial Development Authority,
             5.500%, 7/01/2019, (AMBAC insured)                        5,592,650
                                                                     -----------
                                                                      15,116,375
                                                                     -----------
             Puerto Rico -- 0.9%
 1,000,000   Puerto Rico Infrastructure Financing Authority,
             5.500%, 10/01/2040                                        1,112,690
                                                                     -----------
             South Carolina -- 2.4%
 3,000,000   Greenville County, SC, School District,
             5.500%, 12/01/2028                                        3,202,860
                                                                     -----------
             Tennessee -- 2.0%
 2,500,000   Maury County, TN, Industrial Development Board,
                Pollution Control,
             6.500%, 9/01/2024                                         2,569,150
             Texas -- 10.9%
 4,275,000   Dallas-Fort Worth, TX, International Airport,
             5.500%, 11/01/2033                                        4,554,457
 1,900,000   Denton County, TX,
             5.125%, 7/15/2026                                         1,964,467
 3,000,000   Houston, TX, Water & Sewer System,
             5.250%, 12/01/2023, (FGIC insured)                        3,154,200
 1,435,000   Katy, TX, Independent School District,
             5.125%, 2/15/2020                                         1,537,100
 3,000,000   Lewisville, TX, Independent School District,
             5.250%, 8/15/2027                                         3,154,950
                                                                     -----------
                                                                      14,365,174
                                                                     -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Municipal Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

Tax Exempt Obligations -- (continued)

 Principal
  Amount                          Description                          Value (a)
---------------------------------------------------------------------------------
             Washington -- 5.9%
$2,000,000   Energy Northwest,
             5.500%, 7/01/2014                                       $  2,300,040
 3,000,000   Grant County, WA, Public Utility District No. 2,
                Wanapum Hydroelectric,
             5.000%, 1/01/2035, (MBIA insured)                          3,081,600
 2,250,000   Port of Seattle, WA,
             5.000%, 4/01/2031, (FGIC insured)                          2,315,138
                                                                     ------------
                                                                        7,696,778
                                                                     ------------
             Total Tax Exempt Obligations
             (Identified Cost $118,205,927)                           125,479,413
                                                                     ------------
Short Term Investment -- 1.0% of Total Net Assets
 1,392,790   Repurchase Agreement with Investors Bank & Trust Co.
             dated 3/31/2004 at 0.76% to be repurchased at
             $1,392,819 on 4/01/2004, collateralized by $1,450,224
             Federal Home Loan Mortgage Bond, 5.00%, due 5/01/2033
             valued at $1,462,430                                       1,392,790
                                                                     ------------
             Total Short Term Investment
             (Cost $1,392,790)                                          1,392,790
                                                                     ------------
             Total Investments -- 96.4%
             (Identified Cost $119,598,717) (b)                       126,872,203
             Other assets less liabilities                              4,676,886
                                                                     ------------
             Total Net Assets-- 100.0%                               $131,549,089
                                                                     ============
        (a)  See Note 2a of Notes to Financial Statements.
        (b)  Federal Tax Information:
             At March 31, 2004, the net unrealized appreciation on
                investments based on cost of $119,229,938 for
                federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
                investments in which there is an excess of value
                over tax cost                                        $  7,727,292
             Aggregate gross unrealized depreciation for all
                investments in which there is an excess of tax
                cost over value                                           (85,027)
                                                                     ------------
             Net unrealized appreciation                             $  7,642,265
                                                                     ============
             At September 30, 2003, the Fund had a capital loss
                carryover of approximately $1,700,392 of which
                $1,700,392 expires on September 30, 2007. This may
                be available to offset future realized capital
                gains, if any, to the extent provided by
                regulations.
     AMBAC   American Municipal Bond Assurance Corp.
      FGIC   Financial Guarantee Insurance Company
      MBIA   Municipal Bond Investors Assurance Corp.

Holdings By Revenue Source at March 31, 2004 (unaudited)

                           % of Net Assets
                           ---------------
University                       13.5
Various Purpose                  10.3
Improvement                       7.5
Solid Waste Disposal              6.4
Water                             6.4
Revenue                           5.3
Airport                           5.1
Pooled Funds                      4.3
Financial                         4.3
Insured                           4.1
Paper/Forest Products             3.1
Electric                          2.8
Development                       2.8
Hospital                          2.5
Public Power/Utility              2.4
Hospital System Bonds             2.4
Public Utility District           2.3
Mining                            2.3
Other, less than 2% each          7.6

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Loomis Sayles Strategic Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount     Description                                               Value(a)
-------------------------------------------------------------------------------
Bonds and Notes -- 85.4% of Total Net Assets
              Convertible Bonds -- 6.0%
              Canada -- 1.3%
$ 5,750,000   Nortel Networks Corp.
              4.250%, 9/01/2008                                      $ 5,843,437
  1,500,000   Rogers Communications, Inc.
              2.000%, 11/26/2005                                       1,417,500
    315,000   TELUS Corp.
              6.750%, 6/15/2010, (CAD)                                   252,288
                                                                     -----------
                                                                       7,513,225
                                                                     -----------
              Netherlands -- 0.3%
  1,550,000   Infineon Technologies Holding BV
              4.250%, 2/06/2007, (EUR)                                 1,874,528
                                                                     -----------
              United Kingdom -- 2.3%
    500,000   COLT Telecom Group PLC
              2.000%, 3/29/2006, (EUR)                                   676,142
  4,075,000   COLT Telecom Group PLC
              2.000%, 12/16/2006, (EUR)                                5,685,897
  4,885,000   COLT Telecom Group PLC
              2.000%, 4/03/2007, (EUR)                                 6,883,661
                                                                     -----------
                                                                      13,245,700
                                                                     -----------
              United States -- 2.1%
    475,000   Amkor Technology, Inc.
              5.000%, 3/15/2007(c)                                       456,594
    200,000   Builders Transportation, Inc.
              6.500%, 5/01/2011(d) (e) (f)                                    20
  1,000,000   Builders Transportation, Inc.
              8.000%, 8/15/2005(d) (e) (f)                                   100
    400,000   Corning, Inc.
              3.500%, 11/01/2008                                         512,500
    213,000   Dixie Group, Inc.
              7.000%, 5/15/2012                                          183,180
  1,600,000   Human Genome Sciences, Inc.
              3.750%, 3/15/2007                                        1,546,000
    500,000   Lam Research Corp.
              4.000%, 6/01/2006(c)                                       502,500
  1,165,000   Loews Corp.
              3.125%, 9/15/2007                                        1,150,437
     65,000   LSI Logic Corp.
              4.000%, 11/01/2006                                          63,781
  2,422,000   Maxtor Corp.
              5.750%, 3/01/2012                                        2,131,360
  2,400,000   Nektar Therapeutics
              3.500%, 10/17/2007                                       2,337,000
    800,000   Nextel Communications, Inc.
              5.250%, 1/15/2010                                          804,000
    355,000   Richardson Electronics, Ltd.
              7.250%, 12/15/2006                                         351,450
  1,750,000   Vertex Pharmaceuticals, Inc., 144A
              5.750%, 2/15/2011                                        1,664,687
    500,000   Preston Corp.
              7.000%, 5/01/2011                                          450,000
                                                                     ----------
                                                                      12,153,609
                                                                     -----------
              Total Convertible Bonds
              (Identified Cost $27,953,118)                           34,787,062
                                                                     -----------
              Non-Convertible Bonds-- 79.4%
              Argentina -- 0.6%
$ 2,405,000   Pecom Energia SA, 144A
              8.125%, 7/15/2010                                      $ 2,465,125
  3,500,000   Republic of Argentina
              8.875%, 3/01/2029(d)                                       796,250
                                                                     -----------
                                                                       3,261,375
                                                                     -----------
              Brazil -- 3.2%
  1,927,153   Republic of Brazil
              8.000%, 4/15/2014(g)                                     1,878,974
  4,855,000   Republic of Brazil
              8.250%, 1/20/2034(c)                                     4,126,750
  7,600,000   Republic of Brazil
              8.875%, 4/15/2024                                        6,954,000
  5,808,000   Republic of Brazil
              10.125%, 5/15/2027                                       5,877,696
                                                                     -----------
                                                                      18,837,420
                                                                     -----------
              Canada -- 14.6%
  5,990,000   British Columbia Province
              5.250%, 12/01/2006, (CAD)                                4,856,239
  4,240,000   British Columbia Province
              6.000%, 6/09/2008, (CAD)                                 3,557,428
  8,100,000   Canadian Government
              3.500%, 6/01/2004, (CAD)                                 6,192,453
  7,210,000   Canadian Government
              4.500%, 9/01/2007, (CAD)                                 5,766,790
 13,540,000   Canadian Government
              6.000%, 9/01/2005, (CAD)                                10,874,035
 18,000,000   Canadian Government
              6.000%, 6/01/2008, (CAD)                                15,176,293
  6,685,000   Manitoba Province
              5.750%, 6/02/2008, (CAD)                                 5,511,092
    495,697   New Brunswick FM Project, Inc.
              6.470%, 11/30/2027, (CAD)(h)                               420,178
  1,750,000   Nortel Networks Corp.
              6.875%, 9/01/2023                                        1,671,250
 17,000,000   Ontario Province, Medium Term Note
              5.700%, 12/01/2008, (CAD)                               14,146,827
  1,525,000   Ontario Province, Medium Term Note
              3.500%, 9/08/2006, (CAD)                                 1,185,580
  6,240,000   Ontario Province
              5.900%, 3/08/2006, (CAD)                                 5,065,776
  2,720,000   Saskatchewan Province
              5.500%, 6/02/2008, (CAD)                                 2,241,355
  3,750,000   Saskatchewan Province
              5.750%, 3/05/2029, (CAD)                                 2,974,514
  8,500,000   Saskatchewan Province,
              Zero Coupon, 4/10/2014, (CAD)                            3,980,153
    850,000   Tembec Industries, Inc.
              7.750%, 3/15/2012                                          820,250
                                                                     -----------
                                                                      84,440,213
                                                                     -----------
              Cayman Islands -- 0.8%
  1,000,000   Enersis SA, (yankee)
              7.400%, 12/01/2016                                       1,025,313
  1,405,000   PDVSA Finance, Ltd., (yankee)
              7.400%, 8/15/2016                                        1,204,787
    250,000   PDVSA Finance, Ltd.
              9.375%, 11/15/2007                                         262,500

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Principal
   Amount      Description                                              Value(a)
--------------------------------------------------------------------------------
               Cayman Islands -- continued
$  2,650,000   Vale Overseas, Ltd.
               8.250%, 1/17/2034                                     $ 2,424,750
                                                                     -----------
                                                                       4,917,350
                                                                     -----------
               Chile -- 0.8%
   2,125,000   Empresa Nacional de Electricidad SA
               7.875%, 2/01/2027                                       2,210,865
     250,000   Empresa Nacional de Electricidad SA
               8.350%, 8/01/2013                                         282,070
   2,250,000   Enersis SA,Chile, 144A
               7.375%, 1/15/2014                                       2,332,681
                                                                     -----------
                                                                       4,825,616
                                                                     -----------
               Dominican Republic -- 0.4%
   3,390,000   Dominican Republic, 144A
               9.040%, 1/23/2013                                       2,440,800
                                                                     -----------
               Ecuador -- 0.6%
   4,225,000   Republic of Ecuador, 144A
               0/7.000%, 8/15/2030(c) (h)                              3,739,125
                                                                     -----------
               Hong Kong -- 0.9%
   4,505,000   Bangkok Bank PCL, 144A
               9.025%, 3/15/2029                                       5,182,633
                                                                     -----------
               Malaysia -- 1.3%
   1,750,000   Telekom Malaysia Berhad, 144A
               7.875%, 8/01/2025                                       2,067,690
   5,200,000   Tenaga Nasional Berhad, 144A
               7.500%, 11/01/2025(c)                                   5,738,444
                                                                     -----------
                                                                       7,806,134
                                                                     -----------
               Mexico -- 2.5%
   4,395,000   Grupo Transportacion Ferroviaria Mexicana SA de CV,
                  (yankee)
               0/11.750%, 6/15/2009(h)                                 4,416,975
   1,000,000   Petroleos Mexicanos, (yankee)
               9.250%, 3/30/2018                                       1,227,500
   4,350,000   Petroleos Mexicanos, (yankee)
               9.500%, 9/15/2027(c)                                    5,415,750
   3,000,000   Petroleos Mexicanos, 144A, (yankee)
               8.625%, 12/01/2023                                      3,450,000
                                                                     -----------
                                                                      14,510,225
                                                                     -----------
               Norway -- 3.1%
  10,000,000   Kingdom of Norway
               5.500%, 5/15/2009, (NOK)                                1,592,400
 100,575,000   Kingdom of Norway
               6.750%, 1/15/2007, (NOK)                               16,213,543
                                                                     -----------
                                                                      17,805,943
                                                                     -----------
               Philippines -- 1.1%
   3,100,000   Bangko Sentral Ng Philipinas, (yankee)
               8.600%, 6/15/2027                                       2,790,000
   1,850,000   Philippine Long Distance Telephone Co.
               8.350%, 3/06/2017                                       1,683,500
   1,945,313   Quezon Power (Philippines), Ltd., (yankee)
               8.860%, 6/15/2017                                       1,731,328
                                                                     -----------
                                                                       6,204,828
                                                                     -----------
               Republic of Korea -- 0.1%
     300,000   Samsung Electronics Co., Ltd., 144A
               7.700%, 10/01/2027                                        336,982
                                                                     -----------
               Singapore -- 0.1%
   1,050,000   SP PowerAssets, Ltd., Series E, Medium Term Note
               3.730%, 10/22/2010, (SGD)                                 651,300
                                                                     -----------
               South Africa -- 0.4%
$ 11,405,000   Republic of South Africa
               12.500%, 12/21/2006, (ZAR)                            $ 1,931,138
   1,470,000   Republic of South Africa
               13.500%, 9/15/2015, (ZAR)                                 292,543
                                                                     -----------
                                                                       2,223,681
                                                                     -----------
               Supranational -- 2.1%
  22,300,000   International Bank for Reconstruction & Development,
                  Euro Medium Term Note,
               Zero Coupon, 8/20/2007, (NZD)                          12,187,835
               Sweden -- 1.2%
  46,000,000   Kingdom of Sweden
               6.500%, 5/05/2008, (SEK)                                6,850,986
                                                                     -----------
               United Kingdom -- 0.1%
     500,000   Xerox Capital (Europe) PLC
               5.250%, 12/03/2004, (EUR)                                 620,822
                                                                     -----------
               United States -- 42.0%
   2,395,000   AES Corp. (The)
               7.750%, 3/01/2014                                       2,397,994
   4,210,000   AES Corp. (The)
               8.375%, 3/01/2011, (GBP)                                7,516,254
   1,625,000   AES Corp. (The)
               8.875%, 11/01/2027                                      1,576,250
   1,750,000   Altria Group, Inc., Note
               7.000%, 11/04/2013                                      1,928,572
     750,000   American Airlines, Inc.
               7.024%, 10/15/2009                                        761,425
   9,823,000   APL, Ltd.
               8.000%, 1/15/2024                                       9,282,735
   8,000,000   ASIF Global Financing, 144A
               2.380%, 2/26/2009, (SGD)                                4,744,475
   2,829,121   Atlas Air, Inc.
               7.680%, 1/02/2014                                       1,694,248
   5,701,460   Atlas Air, Inc., Series 1998-1, Class 1A
               7.380%, 1/02/2018(e)                                    5,412,282
   4,037,346   Atlas Air, Inc., Series 1999-1, Class 1A
               7.200%, 1/02/2019(e)                                    3,787,799
     500,000   Atlas Air, Inc., Series 1999-1, Class A2
               6.880%, 7/02/2009(e)                                      461,224
   1,918,546   Atlas Air, Inc., Series 1999-1, Class B
               7.630%, 1/02/2015(e)                                    1,112,027
     866,194   Atlas Air, Inc., Series 2000-1, Class A
               8.707%, 1/02/2019(e)                                      828,601
     800,000   Bausch & Lomb, Inc.
               7.125%, 8/01/2028                                         842,706
     500,000   Boise Cascade Corp., Series A, Medium Term Note
               7.450%, 8/10/2011                                         528,253
   5,614,000   Borden Chemical, Inc.
               7.875%, 2/15/2023                                       5,333,300
   1,850,000   Borden Chemical, Inc.
               9.200%, 3/15/2021                                       1,942,500
   1,155,000   Calpine Corp.
               7.750%, 4/15/2009(c)                                      820,050
     900,000   Calpine Corp.
               7.875%, 4/01/2008(c)                                      655,875
     900,000   Calpine Corp.
               8.500%, 2/15/2011                                         661,500
   2,075,000   Calpine Corp., 144A
               8.750%, 7/15/2013(c)                                    1,898,625

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Principal
   Amount     Description                                               Value(a)
--------------------------------------------------------------------------------
              United States -- continued
$ 5,250,000   Charter Communications Holdings LLC
              9.625%, 11/15/2009                                     $ 4,436,250
    400,000   Charter Communications Holdings LLC
              10.000%, 4/01/2009                                         342,000
  1,725,000   Charter Communications Holdings, Inc., Senior Note
              10.000%, 5/15/2011                                       1,431,750
  1,600,000   Coastal Corp.
              6.950%, 6/01/2028                                        1,188,000
    250,000   Continental Airlines, Inc.
              8.000%, 12/15/2005(c)                                      232,500
    600,802   Continental Airlines, Inc., Class A-1
              6.703%, 6/15/2021                                          591,339
  2,210,000   Continental Airlines, Inc., Class C-2
              7.434%, 9/15/2004                                        2,182,409
  1,249,292   Continental Airlines, Inc., Series 1997-4, Class 4A
              6.900%, 1/02/2018                                        1,245,720
    774,448   Continental Airlines, Inc., Series 1998-1, Class 1B
              6.748%, 3/15/2017                                          642,126
    459,958   Continental Airlines, Inc., Series 1999-1, Class C
              6.954%, 8/02/2009                                          397,905
  2,064,947   Continental Airlines, Inc., Series 1999-2, Class B
              7.566%, 3/15/2020                                        1,777,063
    725,000   Corning, Inc.
              5.900%, 3/15/2014                                          717,750
    500,000   Corning, Inc.
              6.200%, 3/15/2016                                          496,250
    650,000   Corning, Inc.
              6.750%, 9/15/2013                                          682,865
  1,000,000   Corning, Inc.
              6.850%, 3/01/2029                                          929,523
    250,000   Corning, Inc.
              7.000%, 3/15/2007                                          250,312
    350,000   Corning, Inc., Medium Term Note
              8.300%, 4/04/2025                                          367,360
    400,000   CSC Holdings, Inc.
              7.875%, 2/15/2018                                          429,000
    250,000   CSC Holdings, Inc.
              8.125%, 7/15/2009                                          268,750
    250,000  CSC Holdings, Inc.
              8.125%, 8/15/2009                                          268,750
  1,495,000   Cummins, Inc.
              7.125%, 3/01/2028                                        1,480,050
    125,000   Dana Corp.
              7.000%, 3/15/2028                                          124,688
  1,000,000   Dana Corp.
              7.000%, 3/01/2029                                          997,500
    250,000   Dana Corp.
              9.000%, 8/15/2011, (EUR)                                   358,048
  4,275,000   Delta Air Lines, Inc.
              8.300%, 12/15/2029                                       2,458,125
    250,000   Delta Air Lines, Inc.
              10.125%, 5/15/2010                                         170,000
    425,000   Dillard's Department Stores, Inc.
              7.875%, 1/01/2023                                          442,000
  5,415,000   Dillard's, Inc.
              6.625%, 1/15/2018                                        5,320,238
    550,000   Dillard's, Inc.
              7.000%, 12/01/2028                                         517,000
$ 1,450,000   Dillard's, Inc.
              7.130%, 8/01/2018                                      $ 1,439,125
  1,500,000   Dillard's, Inc.
              7.750%, 7/15/2026                                        1,530,000
  3,015,000   El Paso Corp.
              5.750%, 3/14/2006, (EUR)                                 3,428,504
    400,000   EL Paso Energy Corp., Medium Term Note
              7.750%, 1/15/2032(c)                                       321,000
  2,500,000   Federal Home Loan Mortgage Corp.
              3.220%, 6/20/2007, (SGD)                                 1,558,282
  7,000,000   Federal Home Loan Mortgage Corp.
              4.625%, 2/15/2007, (EUR)                                 9,073,173
 25,000,000   Federal National Mortgage Association
              2.290%, 2/19/2009, (SGD)                                14,877,957
 10,000,000   Federal National Mortgage Association
              2.375%, 2/15/2007                                       10,046,875
 34,000,000   Federal National Mortgage Association,
              Zero Coupon, 10/29/2007, (NZD)                          18,449,512
  1,000,000   First Industrial LP
              7.600%, 7/15/2028                                        1,103,736
  1,000,000   Foot Locker, Inc.
              8.500%, 1/15/2022                                        1,121,250
    150,000   Ford Motor Co.
              6.625%, 10/01/2028                                         137,887
    250,000   Ford Motor Credit Co.
              6.875%, 2/01/2006                                          265,907
    125,000   Ford Motor Credit Co.
              7.250%, 2/22/2005, (GBP)                                   232,922
    900,000   Freeport McMoran Resource Partners, Inc., Senior Note
              7.000%, 2/15/2008                                          945,000
    500,000   General Electric Capital Corp., Series E, Medium Term
                 Note
              1.725%, 6/27/2008, (SGD)                                   290,365
    950,000   Georgia-Pacific Corp.
              7.250%, 6/01/2028                                          931,000
  3,200,000   Georgia-Pacific Corp.
              7.375%, 12/01/2025                                       3,168,000
  2,850,000   Georgia-Pacific Corp.
              7.750%, 11/15/2029                                       2,892,750
    250,000   Hasbro, Inc.
              6.600%, 7/15/2028                                          256,875
    820,000   HCA, Inc.
              7.050%, 12/01/2027                                         821,770
    500,000   HCA, Inc.
              7.500%, 12/15/2023                                         527,528
    500,000   HCA, Inc., Medium Term Note
              7.580%, 9/15/2025                                          530,196
  1,000,000   HCA, Inc., Senior Note
              5.750%, 3/15/2014                                          999,183
    147,000   HMH Properties, Inc., Senior Note, Series B
              7.875%, 8/01/2008                                          152,696
  1,515,000   IMC Global, Inc.
              6.875%, 7/15/2007(c)                                     1,590,750
  3,800,000   IMC Global, Inc.
              7.300%, 1/15/2028                                        4,009,000
  1,555,000   IMC Global, Inc.
              7.375%, 8/01/2018                                        1,656,075
    640,000   J.C. Penney Co., Inc.
              7.125%, 11/15/2023                                          23,200

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                         Description                         Value (a)
--------------------------------------------------------------------------------
              United States -- continued
$   900,000   J.C. Penney Co., Inc.
              7.650%, 8/15/2016                                     $  1,050,750
    350,000   J.C. Penney Co., Inc.
              7.950%, 4/01/2017                                          413,875
    250,000   J.C. Penney Co., Inc.
              8.125%, 4/01/2027                                          281,250
    250,000   J.C. Penney Co., Inc. Medium Term Note
              6.875%, 10/15/2015                                         275,625
    500,000   La Quinta Properties, Inc., Senior Note
              8.875%, 3/15/2011                                          565,000
    770,000   Lucent Technologies, Inc.
              5.500%, 11/15/2008(c)                                      744,975
  8,935,000   Lucent Technologies, Inc.
              6.450%, 3/15/2029                                        7,550,075
    500,000   McDonald's Corp., Medium Term Note
              3.628%, 10/10/2010, (SGD)                                  305,253
     66,000   Missouri Pacific Railroad Co.
              4.250%, 1/01/2005                                           66,136
    881,000   Missouri Pacific Railroad Co.
              5.000%, 1/01/2045                                          653,041
    125,000   Motorola, Inc.
              6.500%, 11/15/2028                                         126,886
    750,000   Nextel Communications, Inc.
              9.375%, 11/15/2009                                         815,625
  1,400,000   Nextel Communications, Inc.
              9.500%, 2/01/2011                                        1,596,000
  2,700,000   Northern Telecom Capital
              7.875%, 6/15/2026                                        2,767,500
    400,000   Owens-Illinois, Inc., Senior Note
              7.800%, 5/15/2018                                          370,000
  2,000,000   Pharma Services Intermediate Holding Corp., Senior
                 Note, 144A Zero Coupon, 4/01/2014(h)                  1,145,000
  1,000,000   Phillips Van-Heusen Corp.
              7.750%, 11/15/2023                                       1,035,000
    250,000   Pioneer Natural Resources Co.
              7.200%, 1/15/2028                                          284,590
  1,000,000   Provident Cos., Inc.
              7.250%, 3/15/2028(c)                                       941,014
    600,000   Qwest Capital Funding, Inc.
              6.500%, 11/15/2018                                         477,000
 10,430,000   Qwest Capital Funding, Inc.
              6.875%, 7/15/2028                                        8,083,250
  1,300,000   Qwest Capital Funding, Inc.
              7.000%, 8/03/2009(c)                                     1,140,750
  1,420,000   Qwest Capital Funding, Inc.
              7.625%, 8/03/2021(c)                                     1,192,800
  1,700,000   Qwest Capital Funding, Inc.
              7.750%, 2/15/2031                                        1,394,000
    250,000   Qwest Capital Funding, Inc.
              7.900%, 8/15/2010(c)                                       225,000
    750,000   Qwest Corp.
              5.625%, 11/15/2008                                         748,125
    290,000   Qwest Corp.
              6.875%, 9/15/2033                                          256,650
    350,000   Qwest Corp.
              7.250%, 9/15/2025                                          325,500
    500,000   Qwest Corp.
              7.500%, 6/15/2023                                          467,500
    233,442   Salton Sea Funding Corp.
              7.840%, 5/30/2010                                          254,451
    500,000   Southern California Edison Co.
              6.375%, 1/15/2006                                          535,905
    750,000   Southern California Edison Co.
              6.650%, 4/01/2029                                          813,004
    600,000   Southern California Edison Co.
              7.625%, 1/15/2010                                          713,648
    250,000   Sprint Capital Corp.
              6.875%, 11/15/2028                                         259,623
    650,000   Tennessee Gas Pipeline
              7.500%, 4/01/2017                                          671,125
  2,100,000   Tennessee Gas Pipeline Co.
              7.000%, 10/15/2028                                       1,963,500
    500,000   Tiverton Power Associates LP/Rumford Power
                 Associates LP, 144A
              9.000%, 7/15/2018                                          387,500
  3,550,000   Trico Marine Services, Inc.
              8.875%, 5/15/2012(c)                                     1,846,000
  5,000,000   United States Treasury Notes
              1.625%, 2/28/2006(c)                                     5,007,810
 15,000,000   United States Treasury Notes
              1.875%, 12/31/2005(c)                                   15,104,880
    300,000   UnumProvident Corp.
              7.375%, 6/15/2032                                          286,575
    500,000   Williams Cos. (The), Inc.
              7.125%, 9/01/2011(c)                                       525,000
  4,900,000   Williams Cos. (The), Inc.
              7.500%, 1/15/2031                                        4,728,500
    600,000   Williams Cos. (The), Inc.
              7.875%, 9/01/2021                                          607,500
  1,250,000   Williams Holdings of Delaware
              6.500%, 12/01/2008                                       1,298,438
  5,500,000   Xerox Capital Trust I
              8.000%, 2/01/2027                                        5,403,750
    155,000   Xerox Corp., Medium Term Note
              7.200%, 4/01/2016                                          161,200
                                                                    ------------
                                                                     243,879,063
                                                                    ------------
              Uruguay -- 0.5%
  1,600,000   Republic of Uruguay
              7.500%, 3/15/2015                                        1,380,000
  2,203,988   Republic of Uruguay
              7.875%, 1/15/2033                                        1,652,991
                                                                    ------------
                                                                       3,032,991
                                                                    ------------
              Venezuela -- 3.0%
    190,000   Cerro Negro Finance, Ltd., 144A
              7.330%, 12/01/2009                                         188,100
 11,800,000   Cerro Negro Finance, Ltd., 144A
              7.900%, 12/01/2020                                      10,089,000
  4,355,000   Petrozuata Finance, Inc., 144A
              8.220%, 4/01/2017                                        3,963,050
  3,640,000   Republic of Venezuela
              9.250%, 9/15/2027                                        3,235,962
                                                                    ------------
                                                                      17,476,112
                                                                    ------------
              Total Non-Convertible Bonds
              (Identified Cost $423,775,339)                         461,231,434
                                                                    ------------
              Total Bonds and Notes
              (Identified Cost $451,728,457)                         496,018,496
                                                                    ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Shares                          Description                         Value (a)
-------------------------------------------------------------------------------

Preferred Stocks -- 4.6% of Total Net Assets
          Philippines -- 0.9%
117,850   Philippine Long Distance Telephone Co. (GDR), $14.00,     $ 5,421,100
             12/31/2049                                             -----------

          United States -- 3.7%
  5,000   Chesapeake Energy Corp.                                       442,500
 51,500   Cummins Capital Trust I                                     3,572,813
 24,550   Host Marriott Financial Trust                               1,285,806
 38,486   International Paper Capital Trust                           1,919,489
  5,910   La Quinta Properties                                          151,828
  7,400   Lucent Technologies Capital Trust I, 7.75%, 3/15/2017       9,332,880
 15,000   Newell Financial Trust I                                      699,375
 51,900   Owens-Illinois, Inc. (c)                                    1,764,600
 33,750   Pacific Gas and Electric Co.(d)(e)                          1,032,750
    800   Pacific Gas and Electric Co.(d)(e)                             19,520
    500   Pacific Gas and Electric Co., Series D(d)(e)                   12,800
    600   Pacific Gas and Electric Co., Series E(d)(e)                   15,408
  9,500   Southern California Edison Co.                              1,001,360
                                                                    -----------
                                                                     21,251,129
                                                                    -----------
          Total Preferred Stocks (Identified Cost $20,779,415)       26,672,229
                                                                    -----------

Common Stocks -- 3.6%
          United States -- 3.6%
162,900   Associated Estates Realty Corp.,                            1,493,793
182,500   Developers Diversified Realty Corp. (REIT)                  7,373,000
216,500   Duke Energy Corp.(c)                                        4,892,900
117,700   Simon Property Group, Inc.                                  6,878,388
                                                                    -----------
          Total Common Stocks (Identified Cost $13,620,869)          20,638,081
                                                                    -----------

 Principal
   Amount
-------------------------------------------------------------------------------
Short Term Investments -- 14.2%
$36,260,798   Repurchase Agreement with Investors Bank & Trust
              Co. dated 3/31/2004 at 0.76% to be repurchased at
              $36,261,564 on 4/01/2004, collateralized by
              $2,667,015 Federal National Mortgage Association
              Bond, 7.000%, due 3/01/2031 valued at $2,755,195
              and $35,152,295 Federal National Mortgage Bond,
              1.590%, due 3/25/2033 valued at $35,318,843            36,260,798
  1,662,692   Bank of Montreal, 1.01%, due 4/20/2004(i)               1,662,692
  4,497,764   Bank of Nova Scotia, 1.01%, due 4/05/2004(i)            4,497,764
  6,996,520   BGI Prime Money Market Fund(i)                          6,996,520
    999,503   BNP Paribas, 1.01%, due 4/16/2004(i)                      999,503
    999,503   Citigroup, 1.03%, due 6/14/2004(i)                        999,503
    999,503   Credit Agricole Indosuez, 1.02%, due 4/19/2004(i)         999,503
  2,698,659   Credit Agricole Indosuez, 1.03%, due 4/12/2004(i)       2,698,659
    999,503   Den Danske Bank, 1.01%, due 4/20/2004(i)                  999,503
  5,997,019   Fleet National Bank, 1.063%, due 7/21/2004(i)           5,997,019
    299,851   Harris Trust & Savings Bank, 1.015%, due 4/30/2004
                 (i)                                                    299,851
  2,498,758   Keybank, 0.98%, due 4/01/2004(i)                        2,498,758
  1,835,733   Merrill Lynch Premier Institional Fund(i)               1,835,733
  6,996,522   Merrimac Cash Fund-Premium Class(i)                     6,996,522
  1,499,255   Prefco, 1.031%, due 4/26/2004(i)                        1,499,255
  1,499,255   Sheffield Receivables Corp, 1.031%, due
                 4/30/2004(i)                                         1,499,255
    499,752   Svenska Handlesbanken, 1.01%, due 4/23/2004(i)            499,752
  4,997,516   Wells Fargo, 1.02%, due 4/05/2004(i)                    4,997,516
                                                                   ------------
              Total Short Term Investments (Identified Cost
              $82,238,106)                                           82,238,106
                                                                   ------------
              Total Investments -- 107.8%
              (Identified Cost $568,366,847)(b)                    $625,566,912

              Other assets less liabilities                         (45,506,481)
                                                                   ------------
              Total Net Assets -- 100%                             $580,060,431
                                                                   ============

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:
              At March 31, 2004, the net unrealized appreciation
              on investments based on cost of $568,976,473 for
              federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                        $ 65,821,320
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                        (9,230,881)
                                                                   ------------
              Net unrealized appreciation                          $ 56,590,439
                                                                   ============
              At September 30, 2003, the Fund had a capital loss carryover of approximately $59,524,682 of which $13,337,197 expires on September 30, 2007,
              $6,500,127 expires on September 30, 2008,
              $10,848,517 expires on September 30, 2009,
              $21,770,312 expires on September 30, 2010 and
              $7,068,529 expires on September 30, 2011. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
        (c) All or a portion of this security was on loan to brokers at March 31, 2004.
        (d)   Non-income producing security.
        (e) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
        (f) Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        (g)   Pay in kind securities.

        (h) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.

        (i) Represents investments of securities lending collateral.

    ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

       REIT   Real Estate Investment Trust

       144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $51,833,917 or 8.9% of net assets.

              CAD - Canadian Dollar
              EUR - Euro
              GBP - British Pound
              NOK - Norwegian Krone
              NZD - New Zealand Dollar
              SEK - Swedish Krona
              SGD - Singapore Dollar
              ZAR - South African Rand

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004(unaudited)

Holdings at March 31, 2004 (unaudited)

                            % of Net Assets
                            ---------------
Sovereigns                        18.7
Financial Services                14.0
Government Agencies               12.9
Foreign Local Governments          7.6
Wirelines                          6.1
Electronics                        5.7
Electric                           5.6
Transportation Services            4.0
Integrated Energy                  2.6
Pipelines                          2.5
Retailers                          2.5
Supranationals                     2.1
Other, less than 2% each          23.5

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Statements of Assets & Liabilities
--------------------------------------------------------------------------------

March 31, 2004 (unaudited)

                                                                  Core Plus Bond     Government      High Income
                                                                       Fund        Securities Fund      Fund
                                                                  --------------   ---------------   ------------
ASSETS
   Investments at cost                                             $316,704,835     $ 94,265,843     $ 52,969,558
   Net unrealized appreciation                                       15,321,403        4,314,972        3,810,528
                                                                   ------------     ------------     ------------
      Investments at value                                          332,026,238       98,580,815       56,780,086
   Cash                                                                      --               --               --
   Foreign cash at value (identified cost $174,442 and
      $12,152, respectively)                                            176,473               --               --
   Receivable for Fund shares sold                                      573,550           18,094           25,376
   Receivable for securities sold                                     6,335,007        1,004,537           89,316
   Dividends and interest receivable                                  3,802,771          988,307          994,695
   Tax reclaims receivable                                                   --               --              144
   Securities lending income receivable                                   3,043              902            2,108
                                                                   ------------     ------------     ------------
      TOTAL ASSETS                                                  342,917,082      100,592,655       57,891,725
                                                                   ------------     ------------     ------------
LIABILITIES
   Collateral on securities loaned, at value                         26,149,903       24,097,608        7,113,666
   Payable for securities purchased                                   5,100,555               --               --
   Payable for Fund shares redeemed                                     418,806          121,321           67,733
   Payable to custodian bank                                                 --            3,837               --
   Dividends payable                                                    378,221           26,298          120,889
   Management fees payable                                              109,389           36,068           30,272
   Deferred Trustees' fees                                              150,335           78,463           32,112
   Transfer agent fees payable                                          164,967           10,735           10,170
   Accounting and administrative fees payable                            17,147            4,268            2,815
   Other accounts payable and accrued expenses                           43,856           22,004           24,218
                                                                   ------------     ------------     ------------
      TOTAL LIABILITIES                                              32,533,179       24,400,602        7,401,875
                                                                   ------------     ------------     ------------
NET ASSETS                                                         $310,383,903     $ 76,192,053     $ 50,489,850
                                                                   ------------     ------------     ------------
NET ASSETS CONSIST OF:
   Paid in capital                                                 $319,244,058     $ 81,007,186     $132,278,247
   Undistributed (overdistributed) net investment income (loss)        (233,061)        (110,559)        (116,057)
   Accumulated net realized gain (loss) on investments              (23,962,245)      (9,019,546)     (85,482,868)
   Net unrealized appreciation (depreciation) of investments         15,335,151        4,314,972        3,810,528
                                                                   ------------     ------------     ------------
NET ASSETS                                                         $310,383,903     $ 76,192,053     $ 50,489,850
                                                                   ------------     ------------     ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                   $128,827,816     $ 61,094,298     $ 26,194,717
                                                                   ============     ============     ============
      Shares of beneficial interest                                  10,890,253        5,042,934        5,359,231
                                                                   ============     ============     ============
      Net asset value and redemption price per share               $      11.83     $      12.11     $       4.89
                                                                   ============     ============     ============
      Offering price per share (100/[100-maximum sales charge]
         of net asset value)                                       $      12.39     $      12.68     $       5.12
                                                                   ============     ============     ============
   Class B shares: (redemption price is equal to net asset
      value less any applicable contingent deferred
      sales charges)
      Net assets                                                   $157,640,073     $ 12,365,399     $ 21,424,861
                                                                   ============     ============     ============
      Shares of beneficial interest                                  13,314,140        1,020,463        4,380,820
                                                                   ============     ============     ============
      Net asset value and offering price per share                 $      11.84     $      12.12     $       4.89
                                                                   ============     ============     ============
   Class C shares: (redemption price is equal to net
      asset value less any applicable contingent deferred
      sales charges)
      Net assets                                                   $  7,156,826     $         --     $  2,870,272
                                                                   ============     ============     ============
      Shares of beneficial interest                                     604,123               --          587,119
                                                                   ============     ============     ============
      Net asset value and offering price per share                 $      11.85     $         --     $       4.89
                                                                   ============     ============     ============
   Class Y shares:
      Net assets                                                   $ 16,759,188     $  2,732,356     $         --
                                                                   ============     ============     ============
      Shares of beneficial interest                                   1,411,225          226,096               --
                                                                   ============     ============     ============
      Net asset value, offering and redemption price per share     $      11.88     $      12.08     $         --
                                                                   ============     ============     ============

                 See accompanying notes to financial statements.

                           Massachusetts
Limited Term Government   Tax Free Income   Municipal Income   Strategic Income
   and Agency Fund             Fund               Fund               Fund
-----------------------   ---------------   ----------------   ----------------

      $143,840,578          $84,217,829       $119,598,717       $568,366,847
         2,325,694            5,074,307          7,273,486         57,200,065
      ------------          -----------       ------------       ------------
       146,166,272           89,292,136        126,872,203        625,566,912
                --                   --          3,099,353             62,969
                --                   --                 --             12,293
            11,501                8,712              2,924          7,814,983
            12,242                   --                 --            203,416
         1,059,401            1,377,541          2,016,089          7,492,280
                --                   --                 --              8,132
             1,584                   --                 --              5,179
      ------------          -----------        -----------       ------------
       147,251,000           90,678,389        131,990,569        641,166,164
      ------------          -----------        -----------       ------------

        11,031,906                   --                 --         45,977,308
                --                   --                 --         13,089,569
           278,491               35,770            110,926            478,365
                --                   --                 --                 --
           123,725               73,802            136,807          1,017,387
            65,988               46,300             52,801            288,965
            48,910               37,187             87,323             69,085
            22,150               13,718             18,659            105,059
             7,534                5,022              7,326             30,158
            28,315               17,982             27,638             49,837
      ------------          -----------       ------------       ------------
        11,607,019              229,781            441,480         61,105,733
      ------------          -----------       ------------       ------------
      $135,643,981          $90,448,608       $131,549,089       $580,060,431
      ============          ===========       ============       ============

      $157,822,557          $88,006,485       $126,893,290       $573,716,048
        (1,043,062)               1,827            138,086           (313,308)
       (23,461,208)          (2,634,011)        (2,755,773)       (50,543,796)
         2,325,694            5,074,307          7,273,486         57,201,487
      ------------          -----------       ------------       ------------
      $135,643,981          $90,448,608       $131,549,089       $580,060,431
      ------------          -----------       ------------       ------------

      $111,303,081          $85,306,725       $121,464,523       $263,005,072
      ============          ===========       ============       ============
         9,683,333            5,103,412         16,119,958         19,299,574
      ============          ===========       ============       ============
      $      11.49          $     16.72       $       7.54       $     13.63
      ============          ===========       ============       ============
      $      11.85          $     17.46       $       7.90       $     14.27
      ============          ===========       ============       ============

      $ 11,260,549          $ 5,141,883       $ 10,084,566       $131,664,496
      ============          ===========       ============       ============
           981,615              308,298          1,337,281          9,634,493
      ============          ===========       ============       ============
      $      11.47          $     16.68       $       7.54       $      13.67
      ============          ===========       ============       ============

      $  7,604,014          $        --       $         --       $178,636,137
      ============          ===========       ============       ============
           661,972                   --                 --         13,077,202
      ============          ===========       ============       ============
      $      11.49          $        --       $         --       $      13.66
      ============          ===========       ============       ============

      $  5,476,337          $        --       $         --       $  6,754,726
      ============          ===========       ============       ============
           474,843                   --                 --            495,443
      ============          ===========       ============       ============
      $      11.53          $        --       $         --       $      13.63
      ============          ===========       ============       ============

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

                                                          Core Plus Bond      Government     High Income   Limited Term Government
                                                               Fund        Securities Fund       Fund          and Agency Fund
                                                          --------------   ---------------   -----------   -----------------------
INVESTMENT INCOME
   Dividends                                                $        --       $       --     $   20,868          $       --
   Interest                                                   8,269,329        1,874,118      2,171,377           2,861,201
   Securities lending income                                     13,185           10,457         11,474               3,292
   Less net foreign taxes withheld                                   --               --           (824)                 --
                                                            -----------       ----------     ----------          ----------
                                                              8,282,514        1,884,575      2,202,895           2,864,493
                                                            -----------       ----------     ----------          ----------
   Expenses
      Management fees                                           651,583          218,927        181,057             401,495
      Service and distribution fees - Class A                   161,718           79,563         32,413             199,719
      Service and distribution fees - Class B                   798,616           65,922        114,413              63,691
      Service and distribution fees - Class C                    36,463               --         14,585              40,236
      Trustees' fees and expenses                                34,351           18,048          9,471              14,090
      Accounting and administrative                             103,003           26,228         16,949              46,287
      Custodian                                                  67,317           27,148         29,869              36,810
      Transfer agent fees - Class A, Class B, Class C           539,164           72,354         63,152             131,428
      Transfer agent fees - Class Y                              31,380            7,742             --               8,950
      Audit and tax services                                     15,828           12,329         16,691              12,352
      Legal                                                       7,635            1,784          1,268               4,169
      Shareholder reporting                                      19,610            8,506          9,135               7,174
      Registration                                               25,029           15,509         19,431              25,801
      Miscellaneous                                              14,814            5,786          4,451               7,041
                                                            -----------       ----------     ----------          ----------
   Total expenses                                             2,506,511          559,846        512,885             999,243
      Less reimbursement/waiver                                      --               --             --                  --
                                                            -----------       ----------     ----------          ----------
   Net expenses                                               2,506,511          559,846        512,885             999,243
                                                            -----------       ----------     ----------          ----------
Net investment income                                         5,776,003        1,324,729      1,690,010           1,865,250
                                                            -----------       ----------     ----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on:
      Investments - net                                       6,998,985           (4,095)     1,814,823             892,814
      Foreign currency transactions - net                        78,432               --             --                  --
   Change in unrealized appreciation (depreciation) of:
      Investments - net                                          49,298           37,460        740,699            (215,228)
      Foreign currency transactions - net                         6,428               --             --                  --
                                                            -----------       ----------     ----------          ----------
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions           7,133,143           33,365      2,555,522             677,586
                                                            -----------       ----------     ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                               $12,909,146       $1,358,094     $4,245,532          $2,542,836
                                                            ===========       ==========     ==========          ==========

                 See accompanying notes to financial statements.

 Massachusetts
Tax Free Income    Municipal Income   Strategic Income
     Fund                Fund               Fund
---------------    ----------------   ----------------

   $       --         $       --         $ 1,185,400
    2,342,077          3,431,782          13,603,497
           --                 --              31,680
           --                 --             (21,965)
   ----------         ----------         -----------
    2,342,077          3,431,782          14,798,612
   ==========         ==========         ===========

      272,755            312,522           1,358,500
      149,454            153,428             239,659
       27,578             53,012             632,732
           --                 --             569,819
       11,249             20,814              25,281
       29,837             43,850             141,497
       24,035             27,880              86,517
       78,483            110,589             400,657
           --                 --               8,647
       12,709             13,086              18,708
        2,441              4,258              10,929
       11,985             11,824              27,886
        9,425             18,528              37,493
        4,994              4,906              13,597
   ----------         ----------         -----------
      634,945            774,697           3,571,922
           --                 --              (4,547)
   ----------         ----------         -----------
      634,945            774,697           3,567,375
   ----------         ----------         -----------
    1,707,132          2,657,085          11,231,237
   ----------         ----------         -----------

       50,817           (652,504)          8,820,061
           --                 --             360,200

    1,636,926          2,931,859          24,880,094
           --                 --            (140,262)
   ----------         ----------         -----------
    1,687,743          2,279,355          33,920,093
   ----------         ----------         -----------
   $3,394,875         $4,936,440         $45,151,330
   ==========         ==========         ===========

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Core Plus Bond
                                                                                Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                               Ended           through        Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $  5,776,003     $  9,527,954     $ 17,087,741
   Net realized gain (loss) on investments
      and foreign currency transactions                       7,077,417        3,864,683      (18,724,816)
   Net change in unrealized appreciation (depreciation)
      of investments                                             55,726        5,549,963        9,019,633
                                                           ------------     ------------     ------------
   Increase (decrease) in net assets resulting from
      operations                                             12,909,146       18,942,600        7,382,558
                                                           ------------     ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                (3,397,516)      (4,447,575)      (8,791,213)
      Class B                                                (3,353,433)      (4,047,373)      (6,316,934)
      Class C                                                  (153,246)        (220,936)        (498,081)
      Class Y                                                  (502,272)        (668,802)      (1,050,339)
                                                           ------------     ------------     ------------
                                                             (7,406,467)      (9,384,686)     (16,656,567)
                                                           ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS               (15,823,736)      (5,058,236)      (4,698,171)
                                                           ------------     ------------     ------------
   Total increase (decrease) in net assets                  (10,321,057)       4,499,678      (13,972,180)
NET ASSETS
   Beginning of period                                      320,704,960      316,205,282      330,177,462
                                                           ------------     ------------     ------------
   End of period                                           $310,383,903     $320,704,960     $316,205,282
                                                           ============     ============     ============

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $   (233,061)    $  1,397,403     $    127,794
                                                           ============     ============     ============

                                                                             Government
                                                                          Securities Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                              Ended             through       Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $  1,324,729     $   2,088,839    $  3,478,800
   Net realized gain (loss) on investments
      and foreign currency transactions                          (4,095)        2,186,050       1,754,365
   Net change in unrealized appreciation (depreciation)
      of investments                                             37,460        (1,862,032)      6,101,934
                                                           ------------     -------------    ------------
  Increase (decrease) in net assets resulting from
     operations                                               1,358,094         2,412,857      11,335,099
                                                           ------------     -------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                (1,173,329)       (2,185,576)     (3,186,452)
      Class B                                                  (193,917)         (410,467)       (530,909)
      Class C                                                        --                --              --
      Class Y                                                   (49,465)         (133,483)       (289,414)
                                                           ------------     -------------    ------------
                                                             (1,416,711)       (2,729,526)     (4,006,775)
                                                           ------------     -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS               (10,669,080)      (12,801,156)      4,088,509
                                                           ------------     -------------    ------------
   Total increase (decrease) in net assets                  (10,727,697)      (13,117,825)     11,416,833
NET ASSETS
   Beginning of period                                       86,919,750       100,037,575      88,620,742
                                                           ------------     -------------    ------------
   End of period                                           $ 76,192,053     $  86,919,750    $100,037,575
                                                           ============     =============    ============

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $   (110,559)    $     (18,577)   $    (16,246)
                                                           ============     =============    ============

                 See accompanying notes to financial statements.

                    High Income                                Limited Term Government
                       Fund                                        and Agency Fund
-----------------------------------------------   -----------------------------------------------
                  For the Period                                    For the Period
  Six Months     January 1, 2003                    Six Months     January 1, 2003
     Ended           through        Year Ended        Ended             through       Year Ended
March 31, 2004    September 30,    December 31,   March 31, 2004    September 30,    December 31,
  (unaudited)          2003            2002         (unaudited)          2003            2002
--------------   ---------------   ------------   --------------   ---------------   ------------
  $ 1,690,010      $ 2,691,980     $  4,914,959    $  1,865,250    $  2,567,365      $  4,880,802
    1,814,823        1,766,058      (20,594,051)        892,814       1,309,685         2,104,690
      740,699        4,199,027        9,402,597        (215,228)     (2,298,347)        3,563,852
  -----------      -----------     ------------    ------------    ------------      ------------
    4,245,532        8,657,065       (6,276,495)      2,542,836       1,578,703        10,549,344
  -----------      -----------     ------------    ------------    ------------      ------------
     (897,007)      (1,358,749)      (2,389,509)     (2,304,387)     (3,580,991)       (4,982,529)
     (707,376)      (1,211,401)      (2,310,655)       (216,512)       (420,988)         (580,172)
      (90,109)        (138,738)        (257,610)       (136,644)       (230,278)         (272,616)
           --               --               --        (128,680)       (261,630)         (402,890)
  -----------      -----------     ------------    ------------    ------------      ------------
   (1,694,492)      (2,708,888)      (4,957,774)     (2,786,223)     (4,493,887)       (6,238,207)
  -----------      -----------     ------------    ------------    ------------      ------------
   (2,132,963)      (3,967,380)     (13,012,003)    (11,565,247)     11,483,457         1,774,899
  -----------      -----------     ------------    ------------    ------------      ------------
      418,077        1,980,797      (24,246,272)    (11,808,634)      8,568,273         6,086,036
   50,071,773       48,090,976       72,337,248     147,452,615     138,884,342       132,798,306
  -----------      -----------     ------------    ------------    ------------      ------------
  $50,489,850      $50,071,773     $ 48,090,976    $135,643,981    $147,452,615      $138,884,342
  ===========      ===========     ============    ============    ============      ============

  $  (116,057)     $  (111,575)    $   (128,268)   $ (1,043,062)   $   (122,089)     $   (116,800)
  ===========      ===========     ============    ============    ============      ============

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Massachusetts
                                                                        Tax Free Income Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                               Ended           through        Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $ 1,707,132       $ 2,789,342     $ 4,082,640
   Net realized gain (loss) on investments and
      foreign currency transactions                             50,817           877,919        (916,633)
   Net change in unrealized appreciation (depreciation)
      of investments                                         1,636,926          (851,243)      4,433,497
                                                           -----------       -----------     -----------
   Increase in net assets resulting from operations          3,394,875         2,816,018       7,599,504
                                                           -----------       -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                               (1,636,754)       (2,628,195)     (3,827,503)
      Class B                                                  (88,020)         (161,498)       (276,899)
      Class C                                                       --                --              --
      Class Y                                                       --                --              --
                                                           -----------       -----------     -----------
                                                            (1,724,774)       (2,789,693)     (4,104,402)
                                                           -----------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS               (3,774,233)       (6,268,959)     (2,388,573)
                                                           -----------       -----------     -----------
   Total increase (decrease) in net assets                  (2,104,132)       (6,242,634)      1,106,529
NET ASSETS
   Beginning of period                                      92,552,740        98,795,374      97,688,845
                                                           -----------       -----------     -----------
   End of period                                           $90,448,608       $92,552,740     $98,795,374
                                                           ===========       ===========     ===========

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $     1,827       $    19,469     $    19,970
                                                           ===========       ===========     ===========

                                                                           Municipal Income
                                                                                 Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                              Ended             through       Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $  2,657,085     $  4,304,402     $  6,897,727
   Net realized gain (loss) on investments and
      foreign currency transactions                            (652,504)       1,148,331        2,710,093
   Net change in unrealized appreciation (depreciation)
      of investments                                          2,931,859       (1,633,204)         872,708
                                                           ------------     ------------     ------------
   Increase in net assets resulting from operations           4,936,440        3,819,529       10,480,528
                                                           ------------     ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                (2,490,556)      (4,027,619)      (6,303,086)
      Class B                                                  (175,459)        (290,127)        (507,956)
      Class C                                                        --               --               --
      Class Y                                                        --               --               --
                                                           ------------     ------------     ------------
                                                             (2,666,015)      (4,317,746)      (6,811,042)
                                                           ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS                (8,511,013)      (7,043,056)     (10,738,646)
                                                           ------------     ------------     ------------
   Total increase (decrease) in net assets                   (6,240,588)      (7,541,273)      (7,069,160)
NET ASSETS
   Beginning of period                                      137,789,677      145,330,950      152,400,110
                                                           ------------     ------------     ------------
   End of period                                           $131,549,089     $137,789,677     $145,330,950
                                                           ============     ============     ============

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $    138,086     $    147,016     $   146,7685
                                                           ============     ============     ============

                 See accompanying notes to financial statements.

                  Strategic Income
                        Fund
-----------------------------------------------
                  For the Period
  Six Months     January 1, 2003
     Ended           through        Year Ended
March 31, 2004    September 30,    December 31,
  (unaudited)          2003            2002
--------------   ---------------   ------------
 $ 11,231,237     $ 12,189,949     $ 15,106,370
    9,180,261       (4,553,646)     (21,248,207)
   24,739,832       47,707,584       36,560,725
 ------------     ------------     ------------
   45,151,330       55,343,887       30,418,888
 ------------     ------------     ------------
   (6,632,317)      (6,332,331)      (5,702,309)
   (3,736,562)      (5,143,216)      (5,565,705)
   (3,240,398)      (2,069,124)      (1,567,724)
     (139,986)         (95,199)         (42,564)
 ------------     ------------     ------------
  (13,749,263)     (13,639,870)     (12,878,302)
 ------------     ------------     ------------
  221,277,519       66,108,057      (23,656,108)
 ------------     ------------     ------------
  252,679,586      107,812,074       (6,115,522)

  327,380,845      219,568,771      225,684,293
 ------------     ------------     ------------
 $580,060,431     $327,380,845     $219,568,771
 ============     ============     ============

 $   (313,308)    $  2,204,718     $  3,205,477
 ============     ============     ============

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                               Income (loss) from investment
                                                        operations:                               Less distributions:
                                          ----------------------------------------   ----------------------------------------------
                             Net asset
                               value,                   Net realized                   Dividends      Distributions
                             beginning       Net       and unrealized   Total from       from           from net
                                 of       investment   gain (loss) on   investment   net investment     realized          Total
                             the period     income      investments     operations       income       capital gains   distributions
                             ----------   ----------   --------------   ----------   --------------   -------------   -------------
Core Plus Bond Fund
     Class A
   3/31/2004(g)                $11.63      $0.24(c)       $ 0.27          $ 0.51        $(0.31)        $   --            $(0.31)
   9/30/2003(f)                 11.28       0.37(c)         0.34            0.71         (0.36)            --             (0.36)
   12/31/2002                   11.59       0.63(c)        (0.32)           0.31         (0.62)            --             (0.62)
   12/31/2001(d)                11.52       0.73            0.10            0.83         (0.76)            --             (0.76)
   12/31/2000                   11.51       0.78            0.03            0.81         (0.80)            --             (0.80)
   12/31/1999                   12.36       0.81           (0.86)          (0.05)        (0.79)         (0.01)            (0.80)
   12/31/1998                   12.39       0.81            0.15            0.96         (0.81)         (0.18)            (0.99)

     Class B
   3/31/2004(g)                 11.62       0.19(c)         0.28            0.47         (0.25)            --             (0.25)
   9/30/2003(f)                 11.28       0.30(c)         0.34            0.64         (0.30)            --             (0.30)
   12/31/2002                   11.59       0.55(c)        (0.32)           0.23         (0.54)            --             (0.54)
   12/31/2001(d)                11.51       0.64            0.10            0.74         (0.66)            --             (0.66)
   12/31/2000                   11.51       0.70            0.02            0.72         (0.72)            --             (0.72)
   12/31/1999                   12.36       0.72           (0.86)          (0.14)        (0.70)         (0.01)            (0.71)
   12/31/1998                   12.39       0.71            0.15            0.86         (0.71)         (0.18)            (0.89)

     Class C
   3/31/2004(g)                 11.63       0.19(c)         0.28            0.47         (0.25)            --             (0.25)
   9/30/2003(f)                 11.29       0.30(c)         0.34            0.64         (0.30)            --             (0.30)
   12/31/2002                   11.60       0.55(c)        (0.32)           0.23         (0.54)            --             (0.54)
   12/31/2001(d)                11.52       0.65            0.09            0.74         (0.66)            --             (0.66)
   12/31/2000                   11.52       0.70            0.02            0.72         (0.72)            --             (0.72)
   12/31/1999                   12.37       0.72           (0.86)          (0.14)        (0.70)         (0.01)            (0.71)
   12/31/1998                   12.40       0.71            0.15            0.86         (0.71)         (0.18)            (0.89)

     Class Y
   3/31/2004(g)                 11.69       0.25(c)         0.27            0.52         (0.33)            --             (0.33)
   9/30/2003(f)                 11.33       0.41(c)         0.35            0.76         (0.40)            --             (0.40)
   12/31/2002                   11.63       0.69(c)        (0.32)           0.37         (0.67)            --             (0.67)
   12/31/2001(d)                11.54       0.79            0.10            0.89         (0.80)            --             (0.80)
   12/31/2000                   11.54       0.83            0.01            0.84         (0.84)            --             (0.84)
   12/31/1999                   12.38       0.85           (0.86)          (0.01)        (0.82)         (0.01)            (0.83)
   12/31/1998                   12.41       0.84            0.15            0.99         (0.84)         (0.18)            (1.02)

Government Securities Fund
      Class A
   3/31/2004(g)                $12.09      $0.21(c)       $ 0.03          $ 0.24        $(0.22)          $ --            $(0.22)
   9/30/2003(f)                 12.12       0.26(c)         0.06            0.32         (0.35)            --             (0.35)
   12/31/2002                   11.18       0.45(c)         1.01            1.46         (0.52)            --             (0.52)
   12/31/2001(d)                11.18       0.50            0.05            0.55         (0.55)            --             (0.55)
   12/31/2000                   10.47       0.62            0.69            1.31         (0.60)            --             (0.60)
   12/31/1999                   11.90       0.67           (1.42)          (0.75)        (0.68)            --             (0.68)
   12/31/1998                   11.56       0.68            0.33            1.01         (0.67)            --             (0.67)

      Class B
   3/31/2004(g)                 12.10       0.16(c)         0.03            0.19         (0.17)            --             (0.17)
   9/30/2003(f)                 12.12       0.20(c)         0.07            0.27         (0.29)            --             (0.29)
   12/31/2002                   11.17       0.36(c)         1.02            1.38         (0.43)            --             (0.43)
   12/31/2001(d)                11.18       0.42            0.03            0.45         (0.46)            --             (0.46)
   12/31/2000                   10.47       0.54            0.69            1.23         (0.52)            --             (0.52)
   12/31/1999                   11.90       0.59           (1.42)          (0.83)        (0.60)            --             (0.60)
   12/31/1998                   11.56       0.58            0.34            0.92         (0.58)            --             (0.58)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 Class B, and $.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68% for Class Y shares. For the Government Securities Fund, the effect of this change was to decrease net investment income per share by $.05 for Class A and $.04 for both Class B and Class Y and to decrease the ratio of net investment income to average net assets from 4.85% to 4.46% for Class A, and 4.10% to 3.71% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

                                          Ratios to average
                                             net assets:
                                      -------------------------
Net asset               Net assets,
  value,      Total       end of                 Net investment   Portfolio
  end of     return     the period    Expenses      income         turnover
the period   (%)(a)        (000)       (%)(b)       (%)(b)         rate(%)
----------   ------     -----------   --------   --------------   ---------
  $11.83       4.4        $128,828      1.21          4.06            47
   11.63       6.4         133,887      1.28          4.31            61
   11.28       2.8         147,647      1.18          5.65            65
   11.59       7.2         173,836      1.09          6.26            84
   11.52       7.4         174,969      1.04          7.03            83
   11.51      (0.3)        213,769      0.97          6.87            63
   12.36       8.0         221,799      1.01          6.44            65

   11.84       4.1         157,640      1.96          3.31            47
   11.62       5.8         161,317      2.03          3.55            61
   11.28       2.1         141,188      1.93          4.90            65
   11.59       6.5         127,520      1.84          5.49            84
   11.51       6.5         100,353      1.79          6.28            83
   11.51      (1.1)         89,213      1.72          6.12            63
   12.36       7.2          64,240      1.76          5.69            65

   11.85       4.1           7,157      1.96          3.32            47
   11.63       5.8           7,612      2.03          3.55            61
   11.29       2.1           9,024      1.93          4.90            65
   11.60       6.5          11,470      1.84          5.52            84
   11.52       6.5          12,541      1.79          6.28            83
   11.52      (1.1)         14,872      1.72          6.12            63
   12.37       7.2           8,969      1.76          5.69            65

   11.88       4.5          16,759      0.95          4.32            47
   11.69       6.9          17,889      0.73          4.85            61
   11.33       3.5          18,346      0.67          6.15            65
   11.63       7.8          17,351      0.67          6.68            84
   11.54       7.6          14,013      0.67          7.40            83
   11.54      (0.0)(e)      10,320      0.72          7.12            63
   12.38       8.2           9,289      0.76          6.69            65

  $12.11       2.0        $ 61,094      1.28          3.46            36
   12.09       2.7          68,882      1.33          3.03            41
   12.12      13.4          76,338      1.25          3.90            52
   11.18       4.9          70,551      1.39          4.46           317
   11.18      12.9          70,909      1.41          5.69           622
   10.47      (6.4)         84,904      1.36          6.00           313
   11.90       9.0         103,032      1.38          5.80           106

   12.12       1.7          12,365      2.03          2.71            36
   12.10       2.2          15,101      2.08          2.29            41
   12.12      12.6          16,878      2.00          3.15            52
   11.17       4.1          13,249      2.14          3.71           317
   11.18      12.1          10,343      2.16          4.94           622
   10.47      (7.1)          9,430      2.11          5.25           313
   11.90       8.2           9,657      2.13          5.05           106

(e)  Amount is less than one tenth of one percent.
(f)  For the nine months ended September 30, 2003.
(g)  For the six months ended March 31, 2004 (unaudited).

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                           Income (loss) from investment operations:                Less distributions:
                                           -----------------------------------------                -------------------
                              Net asset
                                value,                   Net realized                   Dividends      Distributions
                              beginning       Net       and unrealized   Total from       from           from net
                                  of       investment   gain (loss) on   investment   net investment     realized          Total
                              the period     income      investments     operations       income       capital gains   distributions
                              ----------   ----------   --------------   ----------   --------------   -------------   -------------
Government Securities Fund
   (continued)
   Class Y
   3/31/2004(f)                 $12.07      $0.20(c)        $ 0.02          $0.22         $(0.21)           $--           $(0.21)
   9/30/2003(e)                  12.11       0.31(c)          0.04           0.35          (0.39)            --            (0.39)
   12/31/2002                    11.17       0.49(c)          1.00           1.49          (0.55)            --            (0.55)
   12/31/2001(d)                 11.17       0.55             0.04           0.59          (0.59)            --            (0.59)
   12/31/2000                    10.44       0.65             0.71           1.36          (0.63)            --            (0.63)
   12/31/1999                    11.88       0.70            (1.43)         (0.73)         (0.71)            --            (0.71)
   12/31/1998                    11.54       0.72             0.32           1.04          (0.70)            --            (0.70)

High Income Fund*
   Class A
   3/31/2004(f)                   4.65      $0.17(c)        $ 0.24          $0.41         $(0.17)            --           $(0.17)
   9/30/2003(e)                   4.12       0.25(c)          0.53           0.78          (0.25)            --            (0.25)
   12/31/2002                     4.94       0.39(c)         (0.82)         (0.43)         (0.39)            --            (0.39)
   12/31/2001(d)                  6.21       0.66            (1.25)         (0.59)         (0.68)            --            (0.68)
   12/31/2000                     8.30       0.86            (2.11)         (1.25)         (0.84)            --            (0.84)
   12/31/1999                     8.86       0.89            (0.54)          0.35          (0.91)            --            (0.91)
   12/31/1998                     9.94       0.92            (1.08)         (0.16)         (0.92)            --            (0.92)

   Class B
   3/31/2004(f)                   4.65       0.15(c)          0.24           0.39          (0.15)            --            (0.15)
   9/30/2003(e)                   4.12       0.23(c)          0.53           0.76          (0.23)            --            (0.23)
   12/31/2002                     4.95       0.36(c)         (0.83)         (0.47)         (0.36)            --            (0.36)
   12/31/2001(d)                  6.22       0.62            (1.26)         (0.64)         (0.63)            --            (0.63)
   12/31/2000                     8.30       0.81            (2.11)         (1.30)         (0.78)            --            (0.78)
   12/31/1999                     8.85       0.82            (0.53)          0.29          (0.84)            --            (0.84)
   12/31/1998                     9.93       0.85            (1.08)         (0.23)         (0.85)            --            (0.85)

   Class C
   3/31/2004(f)                   4.65       0.15(c)          0.24           0.39          (0.15)            --            (0.15)
   9/30/2003(e)                   4.12       0.23(c)          0.53           0.76          (0.23)            --            (0.23)
   12/31/2002                     4.94       0.36(c)         (0.82)         (0.46)         (0.36)            --            (0.36)
   12/31/2001(d)                  6.22       0.61            (1.26)         (0.65)         (0.63)            --            (0.63)
   12/31/2000                     8.30       0.81            (2.11)         (1.30)         (0.78)            --            (0.78)
   12/31/1999                     8.85       0.82            (0.53)          0.29          (0.84)            --            (0.84)
   12/31/1998(f)                  9.96       0.69            (1.08)         (0.39)         (0.72)            --            (0.72)

Limited Term Government and
   Agency Fund**
   Class A
   3/31/2004(f)                 $11.51      $0.16(c)        $ 0.05          $0.21         $(0.23)            --           $(0.23)
   9/30/2003(e)                  11.73       0.21(c)         (0.07)          0.14          (0.36)            --            (0.36)
   12/31/2002                    11.36       0.42(c)          0.49           0.91          (0.54)            --            (0.54)
   12/31/2001(d)                 11.16       0.51             0.25           0.76          (0.56)            --            (0.56)
   12/31/2000                    10.97       0.69             0.20           0.89          (0.70)            --            (0.70)
   12/31/1999                    11.70       0.66            (0.74)         (0.08)         (0.65)            --            (0.65)
   12/31/1998                    11.64       0.67             0.06           0.73          (0.67)            --            (0.67)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for the Government Securities Fund, was to decrease net investment income per share by $.04 for Class Y and to decrease the ratio of net investment income to average net assets from 5.24% to 4.85% for Class Y. For High Income Fund, the effect of this change was to decrease net investment income per share by $.01 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A, 10.64% to 10.56% for Class B and 10.63% to 10.54% for Class C. For Limited Term Government and Agency Fund, the effect of the change was to decrease net investment income per share by $.04 for Class A, and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Ratios to average
                                           net assets:
                                    -------------------------
Net asset             Net assets,
  value,      Total     end of                 Net investment   Portfolio
  end of     return   the period    Expenses      income         turnover
the period   (%)(a)      (000)       (%)(b)       (%)(b)         rate(%)
----------   ------   -----------   --------   --------------   ---------

  $12.08       1.9      $  2,732      1.40           3.34            36
   12.07       2.9         2,936      0.96           3.40            41
   12.11      13.7         6,822      0.87           4.28            52
   11.17       5.3         4,821      1.00           4.85           317
   11.17      13.5         4,593      1.01           6.09           622
   10.44      (6.3)        2,754      1.11           6.25           313
   11.88       9.3         3,404      1.13           6.05           106


  $ 4.89       8.9      $ 26,195      1.61           6.90            26
    4.65      19.5        23,809      1.71           7.62            41
    4.12      (8.9)       22,454      1.58           8.85           114
    4.94     (10.7)       33,471      1.47          11.31            65
    6.21     (16.1)       46,960      1.36          11.47            60
    8.30       4.0        74,589      1.28          10.22            89
    8.86      (1.8)       73,023      1.32           9.81            75

    4.89       8.5        21,425      2.36           6.16            26
    4.65      18.8        23,405      2.46           6.89            41
    4.12      (9.7)       23,031      2.33           8.10           114
    4.95     (11.3)       34,713      2.22          10.56            65
    6.22     (16.6)       47,793      2.11          10.72            60
    8.30       3.3        70,218      2.03           9.47            89
    8.85      (2.5)       60,322      2.07           9.06            75

    4.89       8.5         2,870      2.36           6.15            26
    4.65      18.8         2,858      2.46           6.89            41
    4.12      (9.5)        2,605      2.33           8.10           114
    4.94     (11.5)        4,153      2.22          10.54            65
    6.22     (16.6)        5,369      2.11          10.72            60
    8.30       3.3         9,138      2.03           9.47            89
    8.85      (4.1)        7,732      2.07           9.06            75

  $11.49       1.9      $111,303      1.33           2.73            46
   11.51       1.2       117,225      1.37           2.41            53
   11.73       8.2       106,013      1.35           3.66            88
   11.36       6.9       109,189      1.42           4.52           275
   11.16       8.3       118,833      1.40           6.18           384
   10.97      (0.7)      149,756      1.33           5.91           400
   11.70       6.5       194,032      1.31           5.81         1,376

(e)  For the nine months ended September 30, 2003.
(f)  For the six months ended March 31, 2004 (unaudited).
* The financial information for periods prior to March 31, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to March 31, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A shares, which were reorganized into Class A shares of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                              Income (loss) from investment operations:                 Less distributions:
                              -----------------------------------------   ----------------------------------------------
                  Net asset
                   value,                   Net realized                     Dividends     Distributions
                  beginning       Net      and unrealized   Total from         from           from net
                     of       investment   gain (loss) on   investment    net investment      realized         Total
                 the period     income       investments    operations        income       capital gains   distributions
                 ----------   ----------   --------------   ----------    --------------   -------------   -------------
Limited Term Government and Agency Fund* (Continued)
   Class B
3/31/2004(h)       $11.49      $0.12(c)        $ 0.05         $ 0.17          $(0.19)         $   --          $(0.19)
9/30/2003(g)        11.71       0.15(c)         (0.06)          0.09           (0.31)             --           (0.31)
12/31/2002          11.34       0.35(c)          0.48           0.83           (0.46)             --           (0.46)
12/31/2001(d)       11.14       0.44             0.24           0.68           (0.48)             --           (0.48)
12/31/2000          10.95       0.62             0.20           0.82           (0.63)             --           (0.63)
12/31/1999          11.69       0.59            (0.75)         (0.16)          (0.58)             --           (0.58)
12/31/1998          11.62       0.60             0.07           0.67           (0.60)             --           (0.60)

   Class C
3/31/2004(h)        11.50       0.12(c)          0.06           0.18           (0.19)             --           (0.19)
9/30/2003(g)        11.72       0.15(c)         (0.06)          0.09           (0.31)             --           (0.31)
12/31/2002          11.35       0.35(c)          0.48           0.83           (0.46)             --           (0.46)
12/31/2001(d)       11.15       0.44             0.24           0.68           (0.48)             --           (0.48)
12/31/2000          10.96       0.62             0.20           0.82           (0.63)             --           (0.63)
12/31/1999          11.70       0.59            (0.75)         (0.16)          (0.58)             --           (0.58)
12/31/1998          11.63       0.60             0.07           0.67           (0.60)             --           (0.60)

   Class Y
3/31/2004(h)        11.55       0.17(c)          0.06           0.23           (0.25)             --           (0.25)
9/30/2003(g)        11.78       0.25(c)         (0.08)          0.17           (0.40)             --           (0.40)
12/31/2002          11.41       0.48(c)          0.48           0.96           (0.59)             --           (0.59)
12/31/2001(d)       11.20       0.56             0.26           0.82           (0.61)             --           (0.61)
12/31/2000          11.00       0.75             0.19           0.94           (0.74)             --           (0.74)
12/31/1999          11.73       0.70            (0.74)         (0.04)          (0.69)             --           (0.69)
12/31/1998          11.66       0.72             0.06           0.78           (0.71)             --           (0.71)

Massachusetts Tax Free Income Fund
   Class A
3/31/2004(h)       $16.41      $0.31           $ 0.32         $ 0.63          $(0.32)         $   --          $(0.32)
9/30/2003(g)        16.40       0.49             0.01           0.50           (0.49)             --           (0.49)
12/31/2002          15.82       0.67             0.59           1.26           (0.68)             --           (0.68)
12/31/2001(d)       16.06       0.75            (0.24)          0.51           (0.75)             --           (0.75)
12/31/2000          15.48       0.82             0.57           1.39           (0.81)             --           (0.81)
12/31/1999          17.02       0.82            (1.50)         (0.68)          (0.83)          (0.03)          (0.86)
12/31/1998          17.13       0.86            (0.04)          0.82           (0.85)          (0.08)          (0.93)

   Class B
3/31/2004(h)        16.37       0.26             0.31           0.57           (0.26)             --           (0.26)
9/30/2003(g)        16.36       0.41             0.01           0.42           (0.41)             --           (0.41)
12/31/2002          15.78       0.57             0.58           1.15           (0.57)             --           (0.57)
12/31/2001(d)       16.03       0.64            (0.24)          0.40           (0.65)             --           (0.65)
12/31/2000          15.45       0.71             0.58           1.29           (0.71)             --           (0.71)
12/31/1999          16.98       0.71            (1.49)         (0.78)          (0.72)          (0.03)          (0.75)
12/31/1998          17.09       0.74            (0.03)          0.71           (0.74)          (0.08)          (0.82)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(b)  Computed on an annualized basis for periods less than one year
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Limited Term Government and Agency Fund, was to decrease net investment income per share by $.04 for Class B, C and Y and to decrease the ratio of net investment income to average net assets from 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C and 5.34% to 4.98% for Class Y. For Massachusetts Tax Free Income Fund, the effect of this change was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period Without this reimbursement, expense ratios would have been higher.

                 See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                       -----------------------------
 Net asset               Net assets,
  value,      Total        end of                    Net investment    Portfolio
  end of      return     the period     Expenses         income         turnover
the period   (%) (a)       (000)         (%) (b)         (%) (b)        rate(%)
----------   -------     -----------    --------     --------------    ---------
  $11.47       1.5         $ 11,261       1.98           2.09               46
   11.49       0.7           14,637       2.02           1.77               53
   11.71       7.5           16,263       2.00           3.01               88
   11.34       6.2           14,317       2.07           3.85              275
   11.14       7.7           11,884       2.05           5.53              384
   10.95      (1.4)          14,601       1.98           5.26              400
   11.69       5.9           18,116       1.96           5.16            1,376

   11.49       1.6            7,604       1.98           2.09               46
   11.50       0.7            8,704       2.02           1.77               53
   11.72       7.5            8,079       2.00           3.01               88
   11.35       6.2            5,851       2.07           3.89              275
   11.15       7.7            6,617       2.05           5.53              384
   10.96      (1.4)           9,054       1.98           5.26              400
   11.70       5.9           13,962       1.96           5.16            1,376

   11.53       2.0            5,476       1.09           2.98               46
   11.55       1.5            6,886       0.93           2.87               53
   11.78       8.6            8,529       0.88           4.14               88
   11.41       7.4            3,441       0.95           4.98              275
   11.20       8.8            3,254       0.95           6.63              384
   11.00      (0.3)           7,086       0.98           6.26              400
   11.73       6.9            8,345       0.96           6.16            1,351

  $16.72       3.9         $ 85,307       1.36           3.79                9
   16.41       3.1           86,368       1.38           3.99                9
   16.40       8.1           92,053       1.34           4.19               33
   15.82       3.2(e)        89,376       1.35(f)        4.67               60
   16.06       9.3(e)        91,785       1.13(f)        5.24               68
   15.48      (4.1)(e)       97,270       1.00(f)        5.02               73
   17.02       4.9(e)       113,910       1.00(f)        4.93              125

   16.68       3.5            5,142       2.01           3.17                9
   16.37       2.6            6,185       2.03           3.34                9
   16.36       7.4            6,742       1.99           3.54               33
   15.78       2.5(e)         8,313       2.00(f)        4.03               60
   16.03       8.6(e)         8,715       1.78(f)        4.59               68
   15.45      (4.7)(e)        8,874       1.65(f)        4.37               73
   16.98       4.2(e)         9,026       1.65(f)        4.28              125

(g)  For the nine months ended September 30, 2003.
(h)  For the six months ended March 31, 2004 (unaudited).
* The financial information for periods prior to March 31, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class B, Class C and Class Y shares, which were reorganized into Class B, Class C, and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                             Income (loss) from investment operations:                  Less distributions:
                             -----------------------------------------  ----------------------------------------------
                  Net asset
                   value,                   Net realized                   Dividends     Distributions
                  beginning       Net      and unrealized   Total from       from           from net
                     of       investment   gain (loss) on   investment  net investment      realized         Total
                 the period     income       investments    operations      income       capital gains   distributions
                 ----------   ----------   --------------   ----------  --------------   -------------   -------------
Municipal Income Fund
Class A
3/31/2004(h)       $ 7.41      $0.15           $ 0.13         $ 0.28        $(0.15)          $   --         $(0.15)
9/30/2003(g)         7.43       0.23            (0.02)          0.21         (0.23)              --          (0.23)
12/31/2002           7.25       0.34             0.18           0.52         (0.34)              --          (0.34)
12/31/2001 (d)       7.39       0.36            (0.14)          0.22         (0.36)              --          (0.36)
12/31/2000           7.17       0.40             0.21           0.61         (0.39)              --          (0.39)
12/31/1999           7.76       0.39            (0.59)         (0.20)        (0.39)              --          (0.39)
12/31/1998           7.75       0.39             0.01           0.40         (0.39)              --          (0.39)

Class B
3/31/2004(h)         7.41       0.12             0.13           0.25         (0.12)              --          (0.12)
9/30/2003(g)         7.44       0.19            (0.03)          0.16         (0.19)              --          (0.19)
12/31/2002           7.25       0.29             0.19           0.48         (0.29)              --          (0.29)
12/31/2001 (d)       7.39       0.31            (0.14)          0.17         (0.31)              --          (0.31)
12/31/2000           7.17       0.35             0.21           0.56         (0.34)              --          (0.34)
12/31/1999           7.76       0.33            (0.59)         (0.26)        (0.33)              --          (0.33)
12/31/1998           7.75       0.33             0.01           0.34         (0.33)              --          (0.33)

Strategic Income Fund*
Class A
3/31/2004(h)       $12.57      $0.37(c)        $ 1.16         $ 1.53        $(0.47)          $   --         $(0.47)
9/30/2003(g)        10.72       0.57(c)          1.93           2.50         (0.65)              --          (0.65)
12/31/2002           9.88       0.75(c)          0.72           1.47         (0.63)              --          (0.63)
12/31/2001(d)       10.80       0.91(c)         (0.92)         (0.01)        (0.91)              --          (0.91)
12/31/2000          11.65       0.99(c)         (0.91)          0.08         (0.93)              --          (0.93)
12/31/1999          11.37       1.03             0.31           1.34         (1.02)           (0.04)         (1.06)
12/31/1998          13.42       1.05            (1.30)         (0.25)        (1.05)           (0.75)         (1.80)

Class B
3/31/2004(h)        12.59       0.32(c)          1.15           1.47         (0.39)              --          (0.39)
9/30/2003(g)        10.71       0.51(c)          1.92           2.43         (0.55)              --          (0.55)
12/31/2002           9.88       0.67(c)          0.73           1.40         (0.57)              --          (0.57)
12/31/2001(d)       10.79       0.83(c)         (0.90)         (0.07)        (0.84)              --          (0.84)
12/31/2000          11.65       0.90(c)         (0.91)         (0.01)        (0.85)              --          (0.85)
12/31/1999          11.37       0.94             0.31           1.25         (0.93)           (0.04)         (0.97)
12/31/1998          13.42       0.95            (1.30)         (0.35)        (0.95)           (0.75)         (1.70)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b)  Computed on an annualized basis for period less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, for Municipal Income Fund, was to increase net investment income per share by $.01 and decrease net realized and unrealized gains and losses per share by $.01 for Class A shares and Class B shares, and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to to 4.14% for Class B shares. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A and 8.03% and 8.02% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period Without this reimbursement, expense ratios would have been higher.

                 See accompanying notes to financial statements.

                                     Ratios to average net assets:
                                     -----------------------------
 Net asset             Net assets,
  value,      Total       end of                  Net investment     Portfolio
  end of      return    the period     Expenses       income          turnover
the period   (%) (a)      (000)         (%) (b)       (%) (b)         rate (%)
----------   -------   -----------     --------   --------------     ---------
  $ 7.54      3.8        $121,465        1.10          4.05              10
    7.41      2.9         126,906        1.10          4.14              42
    7.43      7.3         133,005        1.06          4.67              33
    7.25      3.0         137,852        1.07          4.89              80
    7.39      8.8         142,539        0.95          5.39             156
    7.17     (2.8)        152,829        0.93          5.13             137
    7.76      5.3         172,643        0.93          5.03              26

    7.54      3.5          10,085        1.85          3.30              10
    7.41      2.2          10,884        1.85          3.39              42
    7.44      6.7          12,326        1.81          3.92              33
    7.25      2.2          14,549        1.82          4.14              80
    7.39      8.0          14,520        1.70          4.64             156
    7.17     (3.5)         15,644        1.68          4.38             137
    7.76      4.5          15,878        1.68          4.28              26

  $13.63     12.3(e)     $263,005        1.22(f)       5.56              13
   12.57     23.7(e)      140,576        1.28(f)       6.49              27
   10.72     15.5          92,303        1.33          7.38              30
    9.88     (0.1)         94,156        1.31          8.77              10
   10.80      0.7         116,986        1.24          8.73              13
   11.65     12.2         124,869        1.21          9.09              19
   11.37     (1.7)        127,306        1.19          8.33              33

   13.67     11.8(e)      131,664        1.97(f)       4.81              13
   12.59     23.0(e)      118,217        2.03(f)       5.73              27
   10.71     14.6          98,501        2.08          6.63              30
    9.88     (0.8)        102,159        2.06          8.02              10
   10.79     (0.2)        120,200        1.99          7.98              13
   11.65     11.3         127,723        1.96          8.34              19
   11.37     (2.5)        134,049        1.94          7.58              33

(g)  For the nine months ended September 30, 2003.
(h)  For the six months ended March 31, 2004 (unaudited).
* The financial information for periods prior to March 31, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                               Income (loss) from
                                              investment operations:                      Less distributions:
                                     ---------------------------------------   ------------------------------------------
                         Net asset                 Net realized
                           value,                      and                      Dividends   Distributions
                         beginning       Net        unrealized    Total from    from net       from net
                           of the    investment   gain (loss)on   investment   investment      realized         Total
                           period      income      investments    operations     income     capital gains   distributions
                         ---------   ----------   -------------   ----------   ----------   -------------   -------------
Strategic Income Fund*
(continued)
Class C
03/31/2004(j)              $12.58     $0.32(c)        $1.15         $ 1.47       $(0.39)        $  --          $(0.39)
09/30/2003(i)               10.70      0.50(c)         1.93           2.43        (0.55)           --           (0.55)
12/31/2002                   9.87      0.67(c)         0.73           1.40        (0.57)           --           (0.57)
12/31/2001(d)               10.78      0.83(c)        (0.91)         (0.08)       (0.83)           --           (0.83)
12/31/2000                  11.64      0.90(c)        (0.91)         (0.01)       (0.85)           --           (0.85)
12/31/1999                  11.36      0.94            0.31           1.25        (0.93)         (0.04)         (0.97)
12/31/1998                  13.41      0.95           (1.30)         (0.35)       (0.95)         (0.75)         (1.70)

Class Y
03/31/2004(j)               12.58      0.39(c)         1.15           1.54        (0.49)           --           (0.49)
09/30/2003(i)               10.74      0.60(c)         1.93           2.53        (0.69)           --           (0.69)
12/31/2002                   9.90      0.80(c)         0.71           1.51        (0.67)           --           (0.67)
12/31/2001(d)               10.81      0.94(c)        (0.92)          0.02        (0.93)           --           (0.93)
12/31/2000                  11.65      0.96(c)        (0.84)          0.12        (0.96)           --           (0.96)
12/31/1999(h)               11.45      0.86           (0.56)          0.30        (0.10)           --           (0.10)

(a) A contingent deferred sales charge for Class C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(b)  Computed on an annualized basis for period less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. For the year ended December 31, 2001, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
* The financial information for periods prior to March 31, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class C and Class Y shares, which were reorganized into Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and Subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31, fiscal year end. The Fund's current fiscal year is September 30.
(g)  Amount is less than $500.
(h)  For the period December 1, 1999 (inception) through December 31, 1999.
(i)  For the nine months ended September 30, 2003.
(j)  For the six months ended March 31, 2004 (unaudited).

                 See accompanying notes to financial statements.

                                         Ratios to average
                                            net assets:
                                     -------------------------
 Net asset             Net assets,
  value,      Total       end of                Net investment   Portfolio
  end of      return    the period   Expenses       income        turnover
the period    (%)(a)      (000)       (%)(b)        (%)(b)        rate(%)
----------   -------   -----------   --------   --------------   ---------

  $13.66     11.8(e)     $178,636     1.97(f)        4.81            13
   12.58     23.0(e)       66,394     2.03(f)        5.73            27
   10.70     14.7          27,727     2.08           6.63            30
    9.87     (0.8)         28,925     2.06           8.02            10
   10.78     (0.2)         37,208     1.99           7.98            13
   11.64     11.3          40,265     1.96           8.34            19
   11.36     (2.5)         45,457     1.94           7.58            33

   13.63     12.4(e)        6,755     1.00(f)        5.79            13
   12.58     24.0(e)        2,193     0.97(f)        6.83            27
   10.74     15.9           1,039     0.94           7.77            30
    9.90      0.3             445     0.93           9.10            10
   10.81      1.0             335     0.90           9.07            13
   11.65      2.7            -(g)     0.96           9.34            19

                                    NOTES TO
                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to certain fixed income funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report.

CDC Nvest Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")
Loomis Sayles Government Securities Fund (the "Government Securities Fund")

CDC Nvest Funds Trust II:

Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund"), formerly Loomis Sayles Limited Term U.S. Government Fund
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. Government Securities Fund offers Class A, Class B and Class Y shares. High Income Fund offers Class A, Class B and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Funds by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, under the supervision of the Funds' Trustees.

When fair valuing certain securities the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

Certain securities held by Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as market discounts, capital loss carryforwards, paydowns on mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

                                       U.S. Government/Agency         Other Securities
                                     -------------------------   --------------------------
               Fund                   Purchases       Sales        Purchases       Sales
----------------------------------   -----------   -----------   ------------   -----------
Core Plus Bond Fund                  $59,982,600   $80,899,640   $ 82,038,484   $72,533,011
Government Securities Fund            28,027,482    37,992,981             --            --
High Income Fund                              --            --     13,036,525    15,157,317
Limited Term Government
   and Agency Fund                    57,202,660    71,425,840      6,079,673     4,440,733
Massachusetts Tax Free Income Fund            --            --      8,220,173    10,959,611
Municipal Income Fund                         --            --     13,208,229    22,211,093
Strategic Income Fund                 48,373,086     2,503,027    193,951,604    50,338,737

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                                    Percentage of Average Daily Net Assets
                                          ---------------------------------------------------------
                                              First          Next           Next           Over
                  Fund                    $100 million   $100 million   $300 million   $500 million
---------------------------------------   ------------   ------------   ------------   ------------
Core Plus Bond Fund                          0.2500%        0.1875%        0.1875%        0.1875%
Government Securities Fund                   0.2750%        0.2750%        0.2625%        0.2500%
High Income Fund                             0.7000%        0.7000%        0.6500%        0.6500%
Limited Term Government and Agency Fund      0.5700%        0.5700%        0.5450%        0.5200%
Massachusetts Tax Free Income Fund           0.3000%        0.2500%        0.2500%        0.2500%
Municipal Income Fund                        0.5000%        0.3750%        0.3750%        0.3750%
Strategic Income Fund                        0.6500%        0.6500%        0.6000%        0.6000%

For the six months ended March 31, 2004, the management fees for each Fund were as follows:

                                             Gross       Percentage of
                                          Management        Average
                  Fund                        Fee      Daily Net Assets*
---------------------------------------   ----------   -----------------
Core Plus Bond Fund                       $  325,792         0.207%
Government Securities Fund                   109,464         0.275%
High Income Fund                             181,057         0.700%
Limited Term Government and Agency Fund      401,495         0.570%
Massachusetts Tax Free Income Fund           136,378         0.300%
Municipal Income Fund                        312,522         0.469%
Strategic Income Fund                      1,358,500         0.623%

*Annualized

CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") serves as the advisory administrator to Core Plus Bond Fund, Government Securities Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                              Percentage of Average Daily Net Assets
                                     ---------------------------------------------------------
                                         First          Next           Next           Next
                Fund                 $100 million   $100 million   $300 million   $500 million
----------------------------------   ------------   ------------   ------------   ------------
Core Plus Bond Fund                     0.2500%        0.1875%        0.1875%        0.1875%
Government Securities Fund              0.2750%        0.2750%        0.2625%        0.2500%
Massachusetts Tax Free Income Fund      0.3000%        0.2500%        0.2500%        0.2500%

For the six months ended March 31, 2004, the advisory administration fees for each Fund were as follows:

                                        Advisory        Percentage of
                                     Administration        Average
                Fund                       Fee        Daily Net Assets*
----------------------------------   --------------   -----------------
Core Plus Bond Fund                     $325,791            0.207%
Government Securities Fund               109,463            0.275%
Massachusetts Tax Free Income Fund       136,377            0.300%

*Annualized

Loomis Sayles and CDC IXIS Advisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Certain officers and directors of Loomis Sayles and CDC IXIS Advisers are also Trustees of the Funds.

Management and advisory administration fees are presented in the statement of operations as management fees.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly-owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as sub-administrator. Pursuant to an agreement among the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I), the Loomis Sayles Funds Trusts (Loomis Sayles Funds I and Loomis Sayles Funds II) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets

             First        Next         Over
          $5 billion   $5 billion   $10 billion
          ----------   ----------   -----------
            0.0675%      0.0625%      0.0500%

     or

     (2) Each Fund's pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were as follows:

                                       Accounting
                                           And
                Fund                 Administrative
----------------------------------   --------------
Core Plus Bond Fund                     $103,003
Government Securities Fund                26,228
High Income Fund                          16,949
Limited Term Government and
   Agency Fund                            46,287
Massachusetts Tax Free Income Fund        29,837
Municipal Income Fund                     43,850
Strategic Income Fund                    141,497

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Classes A, B and C pay service fees monthly to CIS representing the higher amount based on the following calculations:

     (1) Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Bond Funds. Load Bond Funds consist of all bond funds in the CDC Nvest Funds Trusts, High Income Fund, Limited Term Government and Agency Fund, Municipal Income Fund, Strategic Income Fund and Loomis Sayles Investment Grade Bond Fund.

              First            Next            Over
          $1.2 billion   Next $5 billion   $6.2 billion
          ------------   ---------------   ------------
             0.142%           0.135%          0.130%

          Each Class of shares is subject to a monthly class minimum of $1,500, allocated based on the combined assets of Class A, Class B and Class C.

     or

     (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $1,502,993. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $382,986.

Class Y pays service fees monthly representing the higher amount based on the following calculations:

     (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds - Class Y**.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

          Class Y shares are subject to a monthly class minimum of $1,250.

          or

          (2) An allocated portion, based on eligible assets of an annual aggregate minimum fee of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547.

* No Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Syles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y shares offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                          Transfer Agent
Fund                                            Fee
---------------------------------------   --------------
Core Plus Bond Fund                          $148,884
Government Securities Fund                     61,682
High Income Fund                               41,660
Limited Term Government and Agency Fund       106,227
Massachusetts Tax Free Income Fund             68,926
Municipal Income Fund                          95,071
Strategic Income Fund                         265,591

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Also under the Class A Plan, Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund each pay CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to each Fund's Class A shares as reimbursement for expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of each Fund's Class A shares.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2004, the Funds paid the following service and distribution fees:

                                               Service Fee                   Distribution Fee
                                     ------------------------------   -----------------------------
                                      Class A    Class B    Class C   Class A    Class B    Class C
                                     --------   --------   --------   -------   --------   --------
Core Plus Bond Fund                  $161,718   $199,654   $  9,116   $    --   $598,962   $ 27,347
Government Securities Fund             79,563     16,481         --        --     49,441         --
High Income Fund                       32,413     28,603      3,646        --     85,810     10,939
Limited Term Government and
   Agency Fund                        142,656     15,923     10,059    57,063     47,768     30,177
Massachusetts Tax Free Income Fund    106,753      6,895         --    42,701     20,683         --
Municipal Income Fund                 153,428     13,253         --        --     39,759         --
Strategic Income Fund                 239,659    158,183    142,455        --    474,549    427,364

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

Commissions (including CDSCs) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the six months ended March 31, 2004 were as follows:

Fund
---------------------------------------
Core Plus Bond Fund                       $  162,360
Government Securities Fund                    44,954
High Income Fund                              44,559
Limited Term Government and Agency Fund       86,452
Massachusetts Tax Free Income Fund            33,612
Municipal Income Fund                         36,800
Strategic Income Fund                      1,060,117

e. Trustees Fees and Expenses. The CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the period ended March 31, 2004, amounts paid to CIS as compensation for these services were as follows:

                                          Publishing Services
Fund                                              Fees
---------------------------------------   -------------------
Core Plus Bond Fund                              $1,106
Government Securities Fund                        1,055
High Income Fund                                  1,823
Limited Term Government and Agency Fund           1,718
Massachusetts Tax Free Income Fund                1,151
Municipal Income Fund                             1,706
Strategic Income Fund                             1,786

5. Line of Credit. High Income Fund and Strategic Income Fund, along with certain other portfolios, participate in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended March 31, 2004.

6. Security Lending. Each Fund has entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2004, were as follows:

                                            Market Value of    Value of Collateral
Fund                                      Securities on Loan         Received
---------------------------------------   ------------------   -------------------
Core Plus Bond Fund                           $25,580,689          $26,149,903
Government Securities Fund                     23,539,747           24,097,608
High Income Fund                                6,930,719            7,113,666
Limited Term Government and Agency Fund        10,715,818           11,031,906
Strategic Income                               44,971,355           45,977,308

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

7. Expense Reductions and Contingent Expense Obligations. Loomis Sayles has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates indicated below and will be reevaluated on an annual basis. For the six months ended March 31, 2004, certain class level expenses have been reimbursed as follows:
Strategic Income Fund $4,547.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the actual operating expenses and the expense limit or the actual amount of fees previously waived or expenses reimbursed.

At March 31, 2004, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                                        Expense Limit as a Percentage                           Expenses Subject
                                         of Average Daily Net Assets            Expiration         to Possible
                                     -------------------------------------
Fund                                 Class A   Class B   Class C   Class Y       of Waiver        Reimbursement
----------------------------------   -------   -------   -------   -------   ----------------   ----------------
Massachusetts Tax Free Income Fund    1.40%     2.05%       --        --     January 31, 2005       $    --
Strategic Income Fund                 1.25%     2.00%     2.00%     1.00%    January 31, 2005        74,190

For Strategic Income Fund, $69,643 of expenses deferred in fiscal 2003 is subject to possible reimbursement until September 30, 2004 and an additional $4,547 of expenses deferred in fiscal 2004 is subject to possible reimbursement until September 30, 2005.

8. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At March 31, 2004, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: University 14.8%, College 11.9% and Water 11.7%. The Fund had investments in securities of issuers insured by Municipal Bond Investors Assurance Corporation (MBIA), American Municipal Bond assurance Corporation (AMBAC) and Financial Guaranty Insurance Company (FGIC) which aggregated to 11.1%, 13.2% and 6.8% of its net assets, respectively, at March 31, 2004.

At March 31, 2004, Municipal Income Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets:
University 13.5% and Various Purpose 10.3%. The Fund also had more than 10% of its net assets invested in: New York 11.7%, Pennsylvania 11.5% and Texas 10.9%. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                     Six Months                For the Period
                                                       Ended                  January 1, 2003
                                                   March 31, 2004                 through                   Year Ended
                                                    (unaudited)             September 30, 2003           December 31, 2002
                                             -------------------------   -------------------------   -------------------------
                                               Shares        Amount        Shares        Amount        Shares        Amount
                                             ----------   ------------   ----------   ------------   ----------   ------------
Core Plus Bond Fund
Class A
   Shares sold                                  854,428   $ 10,008,141    2,208,881   $ 25,393,288    2,761,031   $ 30,947,862
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income      234,625      2,738,930      315,868      3,625,104      630,044      7,028,137
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              1,089,053     12,747,071    2,524,749     29,018,392    3,391,075     37,975,999
   Shares repurchased                        (1,708,263)   (19,945,172)  (4,103,015)   (47,055,063)  (5,298,328)   (59,054,703)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (619,210)  $ (7,198,101)  (1,578,266)  $(18,036,671)  (1,907,253)  $(21,078,704)
                                             ----------   ------------   ----------   ------------   ----------   ------------
Class B
   Shares sold                                2,030,108   $ 23,740,033    4,544,450   $ 52,121,481    5,113,116   $ 57,147,872
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income       95,632      1,116,930      138,840      1,592,822      309,169      3,449,629
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              2,125,740     24,856,963    4,683,290     53,714,303    5,422,285     60,597,501
   Shares repurchased                        (2,688,635)   (31,474,276)  (3,322,658)   (38,077,677)  (3,908,528)   (43,564,808)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (562,895)  $ (6,617,313)   1,360,632   $ 15,636,626    1,513,757   $ 17,032,693
                                             ----------   ------------   ----------   ------------   ----------   ------------
Class C
   Shares sold                                   46,756   $    547,801       59,911   $    688,486      138,295   $  1,555,372
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income        7,737         90,427       11,703        134,339       26,871        299,976
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                 54,493        638,228       71,614        822,825      165,166      1,855,348
   Shares repurchased                          (104,805)    (1,223,728)    (216,706)    (2,481,482)    (354,452)    (3,952,429)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                      (50,312)  $   (585,500)    (145,092)  $ (1,658,657)    (189,286)  $ (2,097,081)
                                             ----------   ------------   ----------   ------------   ----------   ------------
Class Y
   Shares sold                                  199,221   $  2,335,107      360,783   $  4,157,868      411,293   $  4,623,829
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income       37,138        435,200       51,037        588,550       80,315        898,601
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                236,359      2,770,307      411,820      4,746,418      491,608      5,522,430
   Shares repurchased                          (355,909)    (4,193,129)    (500,546)    (5,745,952)    (363,731)    (4,077,509)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (119,550)  $ (1,422,822)     (88,726)  $   (999,534)     127,877   $  1,444,921
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Increase (decrease) derived from
      capital shares transactions            (1,351,967)  $(15,823,736)    (451,452)  $ (5,058,236)    (454,905)  $ (4,698,171)
                                             ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                    Six Months              For the Period
                                                      Ended                 January 1, 2003
                                                  March 31, 2004                through                   Year Ended
                                                   (unaudited)             September 30, 2003          December 31, 2002
                                             -----------------------   -------------------------   -------------------------
                                              Shares       Amount        Shares        Amount        Shares        Amount
                                             --------   ------------   ----------   ------------   ----------   ------------
Government Securities Fund
Class A
   Shares sold                                196,750   $  2,336,613      679,447   $  8,249,719    1,163,096   $ 13,583,368
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income     85,897      1,021,549      159,984      1,935,187      243,169      2,819,415
                                             --------   ------------   ----------   ------------   ----------   ------------
                                              282,647      3,358,162      839,431     10,184,906    1,406,265     16,402,783
   Shares repurchased                        (937,193)   (11,121,792)  (1,441,491)   (17,423,672)  (1,419,343)   (16,327,594)
                                             --------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (654,546)  $ (7,763,630)    (602,060)  $ (7,238,766)     (13,078)  $     75,189
                                             --------   ------------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                 56,505   $    671,574      320,801   $  3,882,546      712,314   $  8,363,857
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income     13,467        160,238       28,512        345,321       36,766        427,149
                                             --------   ------------   ----------   ------------   ----------   ------------
                                               69,972        831,812      349,313      4,227,867      749,080      8,791,006
   Shares repurchased                        (297,872)    (3,533,813)    (493,758)    (5,918,693)    (541,866)    (6,269,688)
                                             --------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (227,900)  $ (2,702,001)    (144,445)  $ (1,690,826)     207,214   $  2,521,318
                                             --------   ------------   ----------   ------------   ----------   ------------

Class Y
   Shares sold                                  9,926   $    118,322       33,551   $    404,508      220,420   $  2,524,097
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      4,167         49,465       11,024        133,483       24,957        289,414
                                             --------   ------------   ----------   ------------   ----------   ------------
                                               14,093        167,787       44,575        537,991      245,377      2,813,511
   Shares repurchased                         (31,357)      (371,236)    (364,336)    (4,409,555)    (114,051)    (1,321,509)
                                             --------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                    (17,264)  $   (203,449)    (319,761)  $ (3,871,564)     131,326   $  1,492,002
                                             --------   ------------   ----------   ------------   ----------   ------------
      Increase (decrease) derived from
         capital shares transactions         (899,710)  $(10,669,080)  (1,066,266)  $(12,801,156)     325,462   $  4,088,509
                                             ========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                   Six Months              For the Period
                                                      Ended                January 1, 2003
                                                 March 31, 2004                through                   Year Ended
                                                  (unaudited)             September 30, 2003          December 31, 2002
                                             ----------------------   -------------------------   -------------------------
                                              Shares      Amount        Shares        Amount        Shares        Amount
                                             --------   -----------   ----------   ------------   ----------   ------------
High Income Fund
Class A
   Shares sold                                832,202   $ 4,014,165    6,787,841   $ 30,994,716    2,021,612   $  8,897,208
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income    115,452       560,117      178,526        792,126      317,560      1,396,013
                                             --------   -----------   ----------   ------------   ----------   ------------
                                              947,654     4,574,282    6,966,367     31,786,842    2,339,172     10,293,221
   Shares repurchased                        (707,293)   (3,435,727)  (7,296,772)   (33,271,653)  (3,663,855)   (16,220,139)
                                             --------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                    240,361   $ 1,138,555     (330,405)  $ (1,484,811)  (1,324,683)  $ (5,926,918)
                                             --------   -----------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                170,148   $   821,153      662,229   $  2,976,263    1,040,581   $  4,725,693
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income     64,184       311,303      105,383        467,995      201,776        889,901
                                             --------   -----------   ----------   ------------   ----------   ------------
                                              234,332     1,132,456      767,612      3,444,258    1,242,357      5,615,594
   Shares repurchased                        (881,752)   (4,271,943)  (1,323,884)    (5,858,921)  (2,675,203)   (11,769,699)
                                             --------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (647,420)  $(3,139,487)    (556,272)  $ (2,414,663)  (1,432,846)  $ (6,154,105)
                                             --------   -----------   ----------   ------------   ----------   ------------

Class C
   Shares sold                                 49,541   $   237,568       69,446   $    305,018       90,003   $    403,036
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      8,807        42,726       13,856         61,635       26,503        116,430
                                             --------   -----------   ----------   ------------   ----------   ------------
                                               58,348       280,294       83,302        366,653      116,506        519,466
   Shares repurchased                         (85,428)     (412,325)    (101,125)      (434,559)    (324,456)    (1,450,446)
                                             --------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                    (27,080)  $  (132,031)     (17,823)  $    (67,906)    (207,950)  $   (930,980)
                                             --------   -----------   ----------   ------------   ----------   ------------
Increase(decrease) derived from
   capital shares transactions               (434,139)  $(2,132,963)    (904,500)  $ (3,967,380)  (2,965,479)  $(13,012,003)
                                             ========   ===========   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                                          Six Months               For the Period
                                                                            Ended                  January 1, 2003
                                                                        March 31, 2004                 through
                                                                         (unaudited)             September 30, 2003
                                                                  -------------------------   -------------------------
                                                                    Shares        Amount        Shares        Amount
                                                                  ----------   ------------   ----------   ------------
Limited Term Government and Agency Fund
Class A
   Shares sold                                                       593,003   $  6,774,385    3,639,344   $ 42,294,961
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           135,050      1,543,592      217,806      2,527,837
                                                                  ----------   ------------   ----------   ------------
                                                                     728,053      8,317,977    3,857,150     44,822,798
   Shares repurchased                                             (1,230,871)   (14,072,144)  (2,708,272)   (31,326,172)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (502,818)  $ (5,754,167)   1,148,878   $ 13,496,626
                                                                  ----------   ------------   ----------   ------------
Class B
   Shares sold                                                        66,966   $    764,604      328,497   $  3,816,554
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            14,897        169,922       27,583        319,597
                                                                  ----------   ------------   ----------   ------------
                                                                      81,863        934,526      356,080      4,136,151
   Shares repurchased                                               (374,332)    (4,272,751)    (470,730)    (5,449,483)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (292,469)  $ (3,338,225)    (114,650)  $ (1,313,332)
                                                                  ----------   ------------   ----------   ------------
Class C
   Shares sold                                                        68,358   $    782,155      257,384   $  2,997,797
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                             7,654         87,416       13,512        156,679
                                                                  ----------   ------------   ----------   ------------
                                                                      76,012        869,571      270,896      3,154,476
   Shares repurchased                                               (170,722)    (1,952,268)    (203,605)    (2,359,426)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                           (94,710)  $ (1,082,697)      67,291   $    795,050
                                                                  ----------   ------------   ----------   ------------
Class Y
   Shares sold                                                        43,501   $    499,132      194,812   $  2,266,581
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            11,208        128,568       21,540        250,898
                                                                  ----------   ------------   ----------   ------------
                                                                      54,709        627,700      216,352      2,517,479
   Shares repurchased                                               (175,947)    (2,017,858)    (344,269)    (4,012,366)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (121,238)  $ (1,390,158)    (127,917)  $ (1,494,887)
                                                                  ----------   ------------   ----------   ------------
   Increase (decrease) derived from capital shares transactions   (1,011,235)  $(11,565,247)     973,602   $ 11,483,457
                                                                  ==========   ============   ==========   ============

                                                                          Year Ended
                                                                      December 31, 2002
                                                                  -------------------------
                                                                    Shares          Amount
                                                                  ----------   ------------
Limited Term Government and Agency Fund
Class A
   Shares sold                                                     2,338,561   $ 26,950,560
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           348,652      4,025,182
                                                                  ----------   ------------
                                                                   2,687,213     30,975,742
   Shares repurchased                                             (3,260,141)   (37,525,210)
                                                                  ----------   ------------
   Net increase (decrease)                                          (572,928)  $ (6,549,468)
                                                                  ----------   ------------
Class B
   Shares sold                                                       706,265   $  8,186,137
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            40,792        470,419
                                                                  ----------   ------------
                                                                     747,057      8,656,556
   Shares repurchased                                               (620,421)    (7,125,410)
                                                                  ----------   ------------
   Net increase (decrease)                                           126,636   $  1,531,146
                                                                  ----------   ------------
Class C
   Shares sold                                                       570,784   $  6,611,629
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            17,765        205,133
                                                                  ----------   ------------
                                                                     588,549      6,816,762
   Shares repurchased                                               (414,627)    (4,814,349)
                                                                  ----------   ------------
   Net increase (decrease)                                           173,922   $  2,002,413
                                                                  ----------   ------------
Class Y
   Shares sold                                                       987,271   $ 11,289,831
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            34,738        402,928
                                                                  ----------   ------------
                                                                   1,022,009     11,692,759
   Shares repurchased                                               (599,695)    (6,901,951)
                                                                  ----------   ------------
   Net increase (decrease)                                           422,314   $  4,790,808
                                                                  ----------   ------------
   Increase (decrease) derived from capital shares transactions      149,944   $  1,774,899
                                                                  ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                                Six Months           For the Period
                                                                   Ended            January 1, 2003
                                                              March 31, 2004            through               Year Ended
                                                                (unaudited)        September 30, 2003     December 31, 2002
                                                          ---------------------  ---------------------  ----------------------
                                                           Shares     Amount      Shares      Amount     Shares      Amount
                                                          --------  -----------  --------  -----------  --------  ------------
Massachusetts Tax Free Income Fund
Class A
   Shares sold                                              59,012  $   977,577   119,001  $ 1,949,577   456,052  $  7,320,365
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                  72,270    1,198,227   115,722    1,900,796   166,936     2,687,820
                                                          --------  -----------  --------  -----------  --------  ------------
                                                           131,282    2,175,804   234,723    3,850,373   622,988    10,008,185
   Shares repurchased                                     (291,164)  (4,804,645) (584,421)  (9,550,818) (659,550)  (10,569,788)
                                                          --------  -----------  --------  -----------  --------  ------------
   Net increase (decrease)                                (159,882) $(2,628,841) (349,698) $(5,700,445)  (36,562) $   (561,603)
                                                          --------  -----------  --------  -----------  --------  ------------
Class B
   Shares sold                                               5,410  $    89,574    22,230  $   363,317    40,852  $    652,539
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                   3,321       54,922     5,690       93,253     9,320       149,611
                                                          --------  -----------  --------  -----------  --------  ------------
                                                             8,731      144,496    27,920      456,570    50,172       802,150
   Shares repurchased                                      (78,211)  (1,289,888)  (62,206)  (1,025,084) (164,730)   (2,629,120)
                                                          --------  -----------  --------  -----------  --------  ------------
   Net increase (decrease)                                 (69,480) $(1,145,392)  (34,286) $  (568,514) (114,558) $ (1,826,970)
                                                          --------  -----------  --------  -----------  --------  ------------
   Increase(decrease) derived from capital shares
      transactions                                        (229,362) $(3,774,233) (383,984) $(6,268,959) (151,120) $ (2,388,573)
                                                          ========  ===========  ========  ===========  ========  ============

                                                                   Six Months                For the Period
                                                                     Ended                  January 1, 2003
                                                                 March 31, 2004                 through
                                                                   (unaudited)             September 30, 2003
                                                           -------------------------   -------------------------
                                                             Shares        Amount        Shares        Amount
                                                           ----------   ------------   ----------   ------------
Municipal Income Fund
Class A
   Shares sold                                                336,302   $  2,498,539    1,680,532   $ 12,281,784
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                    228,338      1,705,365      374,960      2,761,288
                                                           ----------   ------------   ----------   ------------
                                                              564,640      4,203,904    2,055,492     15,043,072
   Shares repurchased                                      (1,578,689)   (11,730,445)  (2,814,362)   (20,686,975)
                                                           ----------   ------------   ----------   ------------
   Net increase (decrease)                                 (1,014,049)  $ (7,526,541)    (758,870)  $ (5,643,903)
                                                           ----------   ------------   ----------   ------------
Class B
   Shares sold                                                 49,429   $    368,747      176,974   $  1,299,640
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                     14,430        107,812       21,918        161,634
                                                           ----------   ------------   ----------   ------------
                                                               63,859        476,559      198,892      1,461,274
   Shares repurchased                                        (194,792)    (1,461,031)    (387,486)    (2,860,427)
                                                           ----------   ------------   ----------   ------------
   Net increase (decrease)                                   (130,933)  $   (984,472)    (188,594)  $ (1,399,153)
                                                           ----------   ------------   ----------   ------------
   Increase(decrease) derived from capital shares
      transactions                                         (1,144,982)  $ (8,511,013)    (947,464)  $ (7,043,056)
                                                           ==========   ============   ==========   ============

                                                                   Year Ended
                                                               December 31, 2002
                                                           -------------------------
                                                            Shares        Amount
                                                           ----------   ------------
Municipal Income Fund
Class A
   Shares sold                                              1,667,649   $ 12,274,988
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                    576,440      4,253,748
                                                           ----------   ------------
                                                            2,244,089     16,528,736
   Shares repurchased                                      (3,360,408)   (24,705,392)
                                                           ----------   ------------
   Net increase (decrease)                                 (1,116,319)  $ (8,176,656)
                                                           ----------   ------------
Class B
   Shares sold                                                360,545   $  2,668,323
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                     37,421        276,214
                                                           ----------   ------------
                                                              397,966      2,944,537
   Shares repurchased                                        (746,990)    (5,506,527)
                                                           ----------   ------------
   Net increase (decrease)                                   (349,024)  $ (2,561,990)
                                                           ----------   ------------
   Increase(decrease) derived from capital shares
      transactions                                         (1,465,343)  $(10,738,646)
                                                           ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                                          Six Months                 For the Period
                                                                            Ended                   January 1, 2003
                                                                        March 31, 2004                  through
                                                                         (unaudited)               September 30, 2003
                                                                  -------------------------   ---------------------------
                                                                    Shares        Amount         Shares         Amount
                                                                  ----------   ------------   -----------   -------------
Strategic Income Fund
Class A
   Shares sold                                                     9,191,598   $123,565,698     4,379,870   $  52,212,398
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           345,631      4,611,227       371,875       4,481,650
                                                                  ----------   ------------   -----------   -------------
                                                                   9,537,229    128,176,925     4,751,745      56,694,048
   Shares repurchased                                             (1,418,056)   (19,024,246)   (2,180,800)    (25,669,234)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                         8,119,173   $109,152,679     2,570,945   $  31,024,814
                                                                  ----------   ------------   -----------   -------------
Class B
   Shares sold                                                     1,364,510   $ 18,183,777    11,291,589   $ 137,976,336
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           177,975      2,374,933       268,978       3,224,645
                                                                  ----------   ------------   -----------   -------------
                                                                   1,542,485     20,558,710    11,560,567     141,200,981
   Shares repurchased                                             (1,299,157)   (17,315,601)  (11,369,542)   (139,122,966)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                           243,328   $  3,243,109       191,025   $   2,078,015
                                                                  ----------   ------------   -----------   -------------
Class C
   Shares sold                                                     8,069,494   $108,221,496     3,238,168   $  38,652,520
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           109,750      1,467,872        96,560       1,163,101
                                                                  ----------   ------------   -----------   -------------
                                                                   8,179,244    109,689,368     3,334,728      39,815,621
   Shares repurchased                                               (381,361)    (5,116,714)     (647,304)     (7,733,899)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                         7,797,883   $104,572,654     2,687,424   $  32,081,722
                                                                  ----------   ------------   -----------   -------------
Class Y
   Shares sold                                                       383,251   $  5,122,553       110,719   $   1,316,510
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                             5,715         76,027         7,237          87,673
                                                                  ----------   ------------   -----------   -------------
                                                                     388,966      5,198,580       117,956       1,404,183
   Shares repurchased                                                (67,834)      (889,503)      (40,357)       (480,677)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                           321,132   $  4,309,077        77,599   $     923,506
                                                                  ----------   ------------   -----------   -------------
   Increase (decrease) derived from capital shares transactions   16,481,516   $221,277,519     5,526,993   $  66,108,057
                                                                  ==========   ============   ===========   =============

                                                                          Year Ended
                                                                      December 31, 2002
                                                                  -------------------------
                                                                    Shares        Amount
                                                                  ----------   ------------
Strategic Income Fund
Class A
   Shares sold                                                     1,233,640   $ 12,489,877
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           428,477      4,343,680
                                                                  ----------   ------------
                                                                   1,662,117     16,833,557
   Shares repurchased                                             (2,583,795)   (26,064,953)
                                                                  ----------   ------------
   Net increase (decrease)                                          (921,678)  $ (9,231,396)
                                                                  ----------   ------------
Class B
   Shares sold                                                       996,177   $ 10,066,847
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           364,119      3,688,894
                                                                  ----------   ------------
                                                                   1,360,296     13,755,741
   Shares repurchased                                             (2,502,784)   (25,285,670)
                                                                  ----------   ------------
   Net increase (decrease)                                        (1,142,488)  $(11,529,929)
                                                                  ----------   ------------
Class C
   Shares sold                                                       331,088   $  3,346,746
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           101,770      1,030,223
                                                                  ----------   ------------
                                                                     432,858      4,376,969
   Shares repurchased                                               (771,825)    (7,794,721)
                                                                  ----------   ------------
   Net increase (decrease)                                          (338,967)  $ (3,417,752)
                                                                  ----------   ------------
Class Y
   Shares sold                                                        68,699   $    692,601
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                             4,144         42,230
                                                                  ----------   ------------
                                                                      72,843        734,831
   Shares repurchased                                                (21,066)      (211,862)
                                                                  ----------   ------------
   Net increase (decrease)                                            51,777   $    522,969
                                                                  ----------   ------------
   Increase (decrease) derived from capital shares transactions   (2,351,356)  $(23,656,108)
                                                                  ==========   ============

                                   Supplement

                    LOOMIS SAYLES GOVERNMENT SECURITIES FUND

   Supplement dated May 1, 2004 to CDC Nvest Income Funds Classes A, B and C
                            Prospectus and CDC Nvest
         Income Funds Class Y Prospectus, each dated February 1, 2004, each as may be supplemented from time to time (the "Prospectuses")

Within the section entitled "Evaluating the Fund's Past Performance", the following text replaces the introductory text and Average Annual Total Returns table for the Loomis Sayles Government Securities Fund.

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Long Term Government Bond Index ("Lehman Long Term Gov't Bond Index"), an unmanaged index which is made up of the securities in the Lehman Brothers Government Bond Index ("Lehman Gov't Bond Index") that have a maturity of 10 years or more. They are also compared to the Lehman Gov't Bond Index, an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Long Term Gov't Bond Index and Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------------------
                                                                                         Since Class Y
Average Annual Total Returns                                                               Inception
(for the periods ended December 31, 2003)   Past 1 Year   Past 5 Years   Past 10 Years     (3/31/94)
------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                  -3.08%         4.02%          5.30%             --
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions*        -4.39%         2.04%          3.04%             --
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions &
------------------------------------------------------------------------------------------------------
   Sales of Fund Shares*                       -2.00%         2.16%          3.06%             --
------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                  -4.08%         3.88%          5.00%             --
------------------------------------------------------------------------------------------------------
Class Y - Return Before Taxes                   1.64%         5.30%            --            6.60%
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions*         0.18%         3.18%            --            4.19%
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions &
------------------------------------------------------------------------------------------------------
   Sales of Fund Shares*                        1.07%         3.17%            --            4.11%
------------------------------------------------------------------------------------------------------
Lehman Long Term Gov't Bond Index**             2.61%         6.58%          7.96%           8.87%
------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index**+                      2.36%         6.26%          6.72%           7.24%
------------------------------------------------------------------------------------------------------

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

**The returns of the Index do not reflect the effect of taxes.

+ The Lehman Long Term Gov't Bond Index replaced the Lehman Gov't Bond Index as the Fund's comparative index because Loomis Sayles believes that the new index is more representative of the types of securities in which the Fund may invest.

Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has established an audit committee and determined that all committee members qualify as financial experts. The committee members are Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel
M. Cain. Each of these individuals is also Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 10. Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as Exhibits (a)(1)(i) and (a)(1)(ii).
(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        CDC Nvest Funds Trust I


                                        By: /s/ JOHN HAILER
                                            ------------------------------------
                                        Name: John Hailer
                                        Title: President & Chief Executive
                                               Officer
                                        Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ JOHN HAILER
                                            ------------------------------------
                                        Name: John Hailer
                                        Title: President & Chief Executive
                                               Officer
                                        Date: May 19, 2004


                                        By: /s/ NICHOLAS H. PALMERINO
                                            ------------------------------------
                                        Name: Nicholas H. Palmerino
                                        Title: Treasurer
                                        Date: May 19, 2004